File  333-156703
                                                                    Rule 497(b)



                  Dow(R) Target 5 2Q '09 - Term 6/30/10
                Dow(R) Target Dvd. 2Q '09 - Term 6/30/10
                 Global Target 15 2Q '09 - Term 6/30/10
                MSCI EAFE Target 20 2Q '09 - Term 6/30/10
               Nasdaq(R)  Target 15 2Q '09 - Term 6/30/10
              NYSE(R) Intl. Target 25 2Q '09 - Term 6/30/10
                   S&P Target 24 2Q '09 - Term 6/30/10
                S&P Target SMid 60 2Q '09 - Term 6/30/10
                   Target 50/50 2Q '09 - Term 6/30/10
                Target Divsd. Dvd. 2Q '09 - Term 6/30/10
             Target Dvd. Multi-Strat. 2Q '09 - Term 6/30/10
                 Target Dbl. Play 2Q '09 - Term 6/30/10
                   Target Growth 2Q '09 - Term 6/30/10
                  Target Mega-Cap 2Q '09 - Term 6/30/10
                 Target Small-Cap 2Q '09 - Term 6/30/10
              Target VIP Cons. Eqty. 2Q '09 - Term 6/30/10
          Value Line(R) Divsd. Target 40 2Q '09 - Term 6/30/10
             Value Line(R) Target 25 2Q '09 - Term 6/30/10

                                 FT 1970

FT 1970 is a series of a unit investment trust, the FT Series. FT 1970 consists of 18 separate portfolios listed above (each, a "Trust," and collectively, the "Trusts"). Each Trust invests in a portfolio of common stocks ("Securities") selected by applying a specialized strategy. The objective of each Trust is to provide the potential for an above-average total return.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST(R)

                             1-800-621-1675


              The date of this prospectus is March 31, 2009
                         As amended April 2, 2009

                                Table of Contents

Summary of Essential Information                                  3
Fee Table                                                         9
Report of Independent Registered Public Accounting Firm          14
Statements of Net Assets                                         15
Schedules of Investments                                         21
The FT Series                                                    50
Portfolios                                                       51
Risk Factors                                                     59
Hypothetical Performance Information                             63
Public Offering                                                  69
Distribution of Units                                            71
The Sponsor's Profits                                            73
The Secondary Market                                             73
How We Purchase Units                                            73
Expenses and Charges                                             73
Tax Status                                                       74
Retirement Plans                                                 77
Rights of Unit Holders                                           78
Income and Capital Distributions                                 78
Redeeming Your Units                                             79
Investing in a New Trust                                         80
Removing Securities from a Trust                                 81
Amending or Terminating the Indenture                            81
Information on the Sponsor, Trustee,
   FTPS Unit Servicing Agent and Evaluator                       82
Other Information                                                83

                        Summary of Essential Information

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                          The Dow(R)       The Dow (R)      Global           MSCI EAFE
                                                          Target 5         Target Dividend  Target 15        Target 20
                                                          Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                          Quarter 2009     Quarter 2009     Quarter 2009     Quarter 2009
                                                          Series           Series           Series           Series
                                                          ______________   ______________   ______________   ______________
Initial Number of Units (1)                                  13,457           16,600           15,818            16,944
Fractional Undivided Interest in the Trust per Unit (1)    1/13,457         1/16,600         1/15,818          1/16,944
Public Offering Price:
Public Offering Price per Unit (2)                        $  10.000        $  10.000        $  10.000        $   10.000
   Less Initial Sales Charge per Unit (3)                     (.100)           (.100)           (.100)            (.100)
                                                          ___________      ___________      ___________      ___________
Aggregate Offering Price Evaluation of Securities per         9.900            9.900            9.900             9.900
Unit (4)
   Less Deferred Sales Charge per Unit (3)                    (.145)           (.145)           (.145)            (.145)
                                                          ___________      ___________      ___________      ___________
Redemption Price per Unit (5)                                 9.755            9.755            9.755             9.755
    Less Creation and Development Fee per Unit (3)(5)         (.050)           (.050)           (.050)            (.050)
    Less Organization Costs per Unit (5)                      (.029)           (.025)           (.029)            (.029)
                                                          ___________      ___________      ___________      ___________
Net Asset Value per Unit                                  $   9.676        $   9.680        $   9.676        $    9.676
                                                          ===========      ===========      ===========      ===========
Estimated Net Annual Distribution per Unit (6)            $    .5427       $    .5784       $    .7004       $    .3910
Cash CUSIP Number                                         30276H 106       30276D 402       30276H 510       30276H 569
Reinvestment CUSIP Number                                 30276H 114       30276D 410       30276H 528       30276H 577
Fee Accounts Cash CUSIP Number                            30276H 122       30276D 428       30276H 536       30276H 585
Fee Accounts Reinvestment CUSIP Number                    30276H 130       30276D 436       30276H 544       30276H 593
FTPS CUSIP Number                                         30276H 148       30276D 444       30276H 551       30276H 601
Security Code                                                 055178           055301           055317           055183
Ticker Symbol                                                 FKMDZX           FTDVWX           FTLSGX           FTEAFX

HTML Mapping Table
First Settlement Date                                        April 3, 2009
Mandatory Termination Date (7)                               June 30, 2010
Rollover Notification Date (8)                               June 15, 2010
Special Redemption and Liquidation Period (8)                June 15, 2010 to June 30, 2010
Distribution Record Date                                     Tenth day of each month, commencing April 10, 2009.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing April 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.

                        Summary of Essential Information

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009



                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                           NYSE(R)
                                                          The Nasdaq (R)   International    The S&P          S&P
                                                          Target 15        Target 25        Target 24        Target SMid 60
                                                          Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                          Quarter 2009     Quarter 2009     Quarter 2009     Quarter 2009
                                                          Series           Series           Series           Series
                                                          ______________   ______________   ______________   ______________
Initial Number of Units (1)                                  17,770           16,541           17,574           17,830
Fractional Undivided Interest in the Trust per Unit (1)    1/17,770         1/16,541         1/17,574         1/17,830
Public Offering Price:
Public Offering Price per Unit (2)                        $  10.000        $  10.000        $  10.000        $  10.000
   Less Initial Sales Charge per Unit (3)                     (.100)           (.100)           (.100)           (.100)
                                                          ___________      ___________      ___________      ___________
Aggregate Offering Price Evaluation of Securities per         9.900            9.900            9.900            9.900
Unit (4)
   Less Deferred Sales Charge per Unit (3)                    (.145)           (.145)           (.145)           (.145)
                                                          ___________      ___________      ___________      ___________
Redemption Price per Unit (5)                                 9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)         (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                      (.029)           (.025)           (.029)           (.029)
                                                          ___________      ___________      ___________      ___________
Net Asset Value per Unit                                  $   9.676        $   9.680        $   9.676        $    9.676
                                                          ===========      ===========      ===========      ===========
Estimated Net Annual Distribution per Unit (6)            $    .0272       $    .3497       $    .2112       $    .2448
Cash CUSIP Number                                         30276H 155       30276J 185       30276H 213       30276H 247
Reinvestment CUSIP Number                                 30276L 107       30276J 193       30276L 123       30276L 149
Fee Accounts Cash CUSIP Number                            30276H 163       30276J 201       30276H 221       30276H 254
Fee Accounts Reinvestment CUSIP Number                    30276L 115       30276J 219       30276L 131       30276L 156
FTPS CUSIP Number                                         30276H 171       30276J 227       30276H 239       30276H 262
Security Code                                                 055201           055321           055084           055347
Ticker Symbol                                                 FTCSTX           FTNLVX           FTPODX           FTSYTX

First Settlement Date                                        April 3, 2009
Mandatory Termination Date (7)                               June 30, 2010
Rollover Notification Date (8)                               June 15, 2010
Special Redemption and Liquidation Period (8)                June 15, 2010 to June 30, 2010
Distribution Record Date                                     Tenth day of each month, commencing April 10, 2009.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing April 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.

                        Summary of Essential Information

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                            Target
                                                                            Diversified      Target Dividend  Target Double
                                                           Target 50/50     Dividend         Multi-Strategy   Play
                                                           Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                           Quarter 2009     Quarter 2009     Quarter 2009     Quarter 2009
                                                           Series           Series           Series           Series
                                                           ____________     ____________     ____________     ____________
Initial Number of Units (1)                                   34,511           17,901           28,992           14,400
Fractional Undivided Interest in the Trust per Unit (1)     1/34,511         1/17,901         1/28,992         1/14,400
Public Offering Price:
Public Offering Price per Unit (2)                         $  10.000        $  10.000        $  10.000        $  10.000
   Less Initial Sales Charge per Unit (3)                      (.100)           (.100)           (.100)           (.100)
                                                           ___________      ___________      ___________      ___________
Aggregate Offering Price Evaluation of Securities per          9.900            9.900            9.900            9.900
Unit (4)
   Less Deferred Sales Charge per Unit (3)                     (.145)           (.145)           (.145)           (.145)
                                                           ___________      ___________      ___________      ___________
Redemption Price per Unit (5)                                  9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)          (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                       (.029)           (.029)           (.029)           (.025)
                                                           ___________      ___________      ___________      ___________
Net Asset Value per Unit                                   $   9.676        $  9.676         $   9.676        $    9.680
                                                           ===========      ===========      ===========      ===========
Estimated Net Annual Distribution per Unit (6)             $    .3999       $    .6925       $    .6544       $    .3567
Cash CUSIP Number                                          30276H 270       30276J 235       30276H 338       30276D 451
Reinvestment CUSIP Number                                  30276L 164       30276J 243       30276L 180       30276L 206
Fee Accounts Cash CUSIP Number                             30276H 288       30276J 250       30276H 346       30276D 477
Fee Accounts Reinvestment CUSIP Number                     30276L 172       30276J 268       30276L 198       30276L 214
FTPS CUSIP Number                                          30276H 296       30276J 276       30276H 353       30276D 493
Security Code                                                  055401           055414           055288           055305
Ticker Symbol                                                  FBHYRX           FTIVDX           FMSMRX           FDOBTX

First Settlement Date                                         April 3, 2009
Mandatory Termination Date (7)                                June 30, 2010
Rollover Notification Date (8)                                June 15, 2010
Special Redemption and Liquidation Period (8)                 June 15, 2010 to June 30, 2010
Distribution Record Date                                      Tenth day of each month, commencing April 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing April 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.

                 Summary of Essential Information

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                           Target           Target
                                                                           Growth           Mega-Cap         Target Small-Cap
                                                                           Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                                           Quarter 2009     Quarter 2009     Quarter 2009
                                                                           Series           Series           Series
                                                                           ____________     ____________     ____________
Initial Number of Units (1)                                                   15,818            29,127           16,117
Fractional Undivided Interest in the Trust per Unit (1)                     1/15,818          1/29,127         1/16,117
Public Offering Price:
Public Offering Price per Unit (2)                                         $  10.000        $   10.000        $  10.000
   Less Initial Sales Charge per Unit (3)                                      (.100)            (.100)           (.100)
                                                                           ___________      ___________      ___________
Aggregate Offering Price Evaluation of Securities per Unit (4)                 9.900             9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                     (.145)            (.145)           (.145)
                                                                           ___________      ___________      ___________
Redemption Price per Unit (5)                                                  9.755             9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                         (.050)             (.050)           (.050)
    Less Organization Costs per Unit (5)                                      (.029)             (.029)           (.029)
                                                                           ___________      ___________      ___________
Net Asset Value per Unit                                                   $  9.676         $   9.676        $    9.676
                                                                           ===========      ===========      ===========
Estimated Net Annual Distribution per Unit (6)                             $    .0992       $    .2223       $    .0399
Cash CUSIP Number                                                          30276H 361       30276H 395       30276H 429
Reinvestment CUSIP Number                                                  30276L 222       30276L 248       30276L 263
Fee Accounts Cash CUSIP Number                                             30276H 379       30276H 403       30276H 437
Fee Accounts Reinvestment CUSIP Number                                     30276L 230       30276L 255       30276L 271
FTPS CUSIP Number                                                          30276H 387       30276H 411       30276H 445
Security Code                                                                  055404           055290           055349
Ticker Symbol                                                                  FLSFDX           FTNGMX           FSLPBX


First Settlement Date                                         April 3, 2009
Mandatory Termination Date (7)                                June 30, 2010
Rollover Notification Date (8)                                June 15, 2010
Special Redemption and Liquidation Period (8)                 June 15, 2010 to June 30, 2010
Distribution Record Date                                      Tenth day of each month, commencing April 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing April 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.

                        Summary of Essential Information

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                           Target VIP       Value Line(R)
                                                                           Conservative     Diversified      Value Line(R)
                                                                           Equity           Target 40        Target 25
                                                                           Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                                           Quarter 2009     Quarter 2009     Quarter 2009
                                                                           Series           Series           Series
                                                                           ____________     ____________     ____________
Initial Number of Units (1)                                                   25,158            15,276           17,206
Fractional Undivided Interest in the Trust per Unit (1)                     1/25,158          1/15,276         1/17,206
Public Offering Price:
Public Offering Price per Unit (2)                                         $  10.000        $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                                      (.100)            (.100)           (.100)
                                                                           ___________      ___________      ___________
Aggregate Offering Price Evaluation of Securities per Unit (4)                 9.900             9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                     (.145)            (.145)           (.145)
                                                                           ___________      ___________      ___________
Redemption Price per Unit (5)                                                  9.755             9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                          (.050)            (.050)           (.050)
    Less Organization Costs per Unit (5)                                       (.029)            (.029)           (.025)
                                                                           ___________      ___________      ___________
Net Asset Value per Unit                                                   $   9.676        $    9.676       $    9.680
                                                                           ===========      ===========      ===========
Estimated Net Annual Distribution per Unit (6)                             $    .2821       $    .1088       $    .1355
Cash CUSIP Number                                                          30276H 452       30276H 486       30276D 659
Reinvestment CUSIP Number                                                  30276L 289       30276L 669       30276L 685
Fee Accounts Cash CUSIP Number                                             30276H 460       30276H 494       30276D 675
Fee Accounts Reinvestment CUSIP Number                                     30276L 297       30276L 677       30276L 693
FTPS CUSIP Number                                                          30276H 478       30276H 502       30276D 691
Security Code                                                                  055351           055407           055338
Ticker Symbol                                                                  FVCHUX           FVDSMX           FTDRNX

System Macros
First Settlement Date                                         April 3, 2009
Mandatory Termination Date (7)                                June 30, 2010
Rollover Notification Date (8)                                June 15, 2010
Special Redemption and Liquidation Period (8)                 June 15, 2010 to June 30, 2010
Distribution Record Date                                      Tenth day of each month, commencing April 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing April 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.


Page 7


                NOTES TO SUMMARY OF ESSENTIAL INFORMATION

(1) As of the close of business on April 1, 2009, we may adjust the number of Units of a Trust so that the Public Offering Price per Unit will equal approximately $10.00. If we make such an adjustment, the fractional undivided interest per Unit will vary from the amounts indicated above.

(2) The Public Offering Price shown above reflects the value of the Securities on the business day prior to the Initial Date of Deposit. No investor will purchase Units at this price. The price you pay for your Units will be based on their valuation at the Evaluation Time on the date you purchase your Units. On the Initial Date of Deposit, the Public Offering Price per Unit will not include any accumulated dividends on the Securities. After this date, a pro rata share of any accumulated dividends on the Securities will be included.

(3) You will pay a maximum sales charge of 2.95% of the Public Offering Price per Unit (equivalent to 2.98% of the net amount invested) which consists of an initial sales charge, a deferred sales charge and a creation and development fee. The sales charges are described in the "Fee Table."

(4) Each listed Security is valued at its last closing sale price on the relevant stock exchange at the Evaluation Time on the business day prior to the Initial Date of Deposit. If a Security is not listed, or if no closing sale price exists, it is generally valued at its closing ask price on such date. See "Public Offering-The Value of the Securities." The value of foreign Securities trading in non-U.S. currencies is determined by converting the value of such Securities to their U.S. dollar equivalent based on the currency exchange rate for the currency in which a Security is generally denominated at the Evaluation Time on the business day prior to the Initial Date of Deposit. Evaluations for purposes of determining the purchase, sale or redemption price of Units are made as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which it is open (the "Evaluation Time").

(5) The creation and development fee and estimated organization costs per Unit will be deducted from the assets of a Trust at the end of the initial offering period. If Units are redeemed prior to the close of the initial offering period, these fees will not be deducted from the redemption proceeds. See "Redeeming Your Units."

(6) We base our estimate of the dividends a Trust will receive from the Securities by annualizing the most recent dividends declared by the issuers of the Securities (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend). There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. Due to this, and various other factors, actual dividends received from the Securities may be less than their most recent annualized dividends. In this case, the actual net annual distribution you receive will be less than the estimated amount set forth above. The actual net annual distribution per Unit you receive will also vary from that set forth above with changes in a Trust's fees and expenses, currency exchange rates, foreign withholding and with the sale of Securities. See "Fee Table" and "Expenses and Charges." The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the aggregate amount, exclusive of sale proceeds, in the Income and Capital Accounts available for distribution equals at least 0.1% of the net asset value of a Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. Distributions of sale proceeds from the Capital Account will be made monthly on the twenty-fifth day of the month to Unit holders of record on the tenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. See "Income and Capital Distributions." At the rollover date for Rollover Unit holders or upon termination of a Trust for remaining Unit holders, amounts in the Income Account (which consist of dividends on the Securities) will be included in amounts distributed to Unit holders.

(7) See "Amending or Terminating the Indenture."

(8) See "Investing in a New Trust."

                            Fee Table

This Fee Table describes the fees and expenses that you may, directly or indirectly, pay if you buy and hold Units of a Trust. See "Public
Offering" and "Expenses and Charges." Although the Trusts have a term of approximately 15 months and are unit investment trusts rather than mutual funds, this information allows you to compare fees.


                                                          The Dow(R)                 The Dow(R)                   Global
                                                      Target 5 Portfolio       Target Dividend Portfolio      Target 15 Portfolio
                                                    2nd Quarter 2009 Series     2nd Quarter 2009 Series     2nd Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .250%(d)     $.0250         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .144%(f)     $.0144         .144%(f)     $.0144         .214%(f)     $.0214
                                                   -----        ------         -----        ------         -----        ------
Total                                              .204%        $.0204         .204%        $.0204         .274%        $.0274
                                                   =====        ======         =====        ======         =====        ======

                                                      MSCI EAFE Target 20       The Nasdaq(R) Target 15     NYSE(R) International
                                                           Portfolio                   Portfolio              Target 25 Portfolio
                                                    2nd Quarter 2009 Series     2nd Quarter 2009 Series     2nd Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======         ======       ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .514%(f)     $.0514         .154%(f)     $.0154         .154%(f)     $.0154
                                                   -----        ------         -----        ------         -----        ------
Total                                              .574%        $.0574         .214%        $.0214         .214%        $.0214
                                                   =====        ======         =====        ======         =====        ======

                                                       The S&P Target 24          S&P Target SMid 60             Target 50/50
                                                           Portfolio                   Portfolio                   Portfolio
                                                    2nd Quarter 2009 Series     2nd Quarter 2009 Series     2nd Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .164%(f)     $.0164         .149%(f)     $.0149         .305%(f)      .0305
                                                   -----        ------         -----        ------         -----        ------
Total                                              .224%        $.0224         .209%        $.0209         .365%        $.0365
                                                   =====        ======         =====        ======         =====        ======


                                                      Target Diversified            Target Dividend           Target Double Play
                                                      Dividend Portfolio       Multi-Strategy Portfolio            Portfolio
                                                    2nd Quarter 2009 Series     2nd Quarter 2009 Series     2nd Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .429%(f)     $.0429         .179%(f)     $.0179
                                                   -----        ------         -----        ------         -----        ------
Total                                              .174%        $.0174         .489%        $.0489         .239%        $.0239
                                                   =====        ======         =====        ======         =====        ======


                                                      Target Growth                Target
                                                        Portfolio            Mega-Cap Portfolio
                                                   2nd Quarter 2009 Series   2nd Quarter 2009 Series
                                                   -----------------------   -----------------------
                                                   Amount                    Amount
                                                   per Unit                  per Unit
                                                   --------                  --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100        1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145        1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050        0.50%(c)     $.050
                                                   -----        ------       -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295        2.95%        $.295
                                                   =====        ======       =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290       .290%(d)     $.0290
                                                   =====        ======       =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%         $.0060      .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)      $.0114      .114%(f)     $.0114
                                                   -----         ------      -----        ------
Total                                              .174%         $.0174      .174%        $.0174
                                                   =====         ======      =====        ======

                                                                                     Target VIP
                                                      Target Small-Cap           Conservative Equity
                                                          Portfolio                   Portfolio
                                                   2nd Quarter 2009 Series     2nd Quarter 2009 Series
                                                   -----------------------     -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .491%(f)     $.0491
                                                   -----        ------         -----        ------
Total                                              .174%        $.0174         .551%        $.0551
                                                   =====        ======         =====        ======

                                                  Value Line(R) Diversified        Value Line(R)
                                                     Target 40 Portfolio         Target 25 Portfolio
                                                   2nd Quarter 2009 Series     2nd Quarter 2009 Series
                                                  -------------------------    -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .264%(f)     $.0264         .214%(f)     $.0214
                                                   -----        ------         -----        ------
Total                                              .324%        $.0324         .274%        $.0274
                                                   =====        ======         =====        ======

                                 Example

This example is intended to help you compare the cost of investing in a Trust with the cost of investing in other investment products. The example assumes that you invest $10,000 in a Trust, the principal amount and distributions are rolled every 15 months into a New Trust, you are subject to a reduced transactional sales charge, and you sell your Units at the end of the periods shown. The example also assumes a 5% return on your investment each year and that a Trust's operating expenses stay the same. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you held your Units for the periods shown, would be:

                                                                            1 Year     3 Years    5 Years    10 Years
                                                                            ______     _______    _______    ________
The Dow(R) Target 5 Portfolio, 2nd Quarter 2009 Series                      $ 344      $ 847      $ 1,131    $ 2,322
The Dow(R) Target Dividend Portfolio, 2nd Quarter 2009 Series                 340        835        1,115      2,290
Global Target 15 Portfolio, 2nd Quarter 2009 Series                           351        868        1,166      2,395
MSCI EAFE Target 20 Portfolio, 2nd Quarter 2009 Series                        381        957        1,316      2,698
The Nasdaq (R) Target 15 Portfolio, 2nd Quarter 2009 Series                   345        850        1,136      2,333
NYSE (R) International Target 25 Portfolio, 2nd Quarter 2009 Series           341        838        1,120      2,300
The S&P Target 24 Portfolio, 2nd Quarter 2009 Series                          346        853        1,141      2,343
S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series                         345        849        1,133      2,328
Target 50/50 Portfolio, 2nd Quarter 2009 Series                               361        895        1,212      2,488
Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series                341        838        1,115      2,291
Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series             373        932        1,274      2,613
Target Double Play Portfolio, 2nd Quarter 2009 Series                         344        846        1,132      2,326
Target Growth Portfolio, 2nd Quarter 2009 Series                              341        838        1,115      2,291
Target Mega-Cap Portfolio, 2nd Quarter 2009 Series                            341        838        1,115      2,291
Target Small-Cap Portfolio, 2nd Quarter 2009 Series                           341        838        1,115      2,291
Target VIP Conservative Equity Portfolio, 2nd Quarter 2009 Series             379        950        1,305      2,675
Value Line (R) Diversified Target 40 Portfolio, 2nd Quarter 2009 Series       356        883        1,191      2,446
Value Line (R) Target 25 Portfolio, 2nd Quarter 2009 Series                   347        856        1,150      2,362

_____________

(a) The combination of the initial and deferred sales charge comprises what we refer to as the "transactional sales charge." The initial sales charge is actually equal to the difference between the maximum sales charge of 2.95% and the sum of any remaining deferred sales charge and creation and development fee.

(b) The deferred sales charge is a fixed dollar amount equal to $.145 per Unit which, as a percentage of the Public Offering Price, will vary over time. The deferred sales charge will be deducted in three monthly installments commencing July 20, 2009.

(c) The creation and development fee compensates the Sponsor for creating and developing the Trusts. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period which is expected to be approximately three months from the Initial Date of Deposit. If the price you pay for your Units exceeds $10 per Unit, the creation and development fee will be less than 0.50%; if the price you pay for your Units is less than $10 per Unit, the creation and development fee will exceed 0.50%.

(d) Estimated organization costs will be deducted from the assets of each Trust at the end of the initial offering period. Estimated organization costs are assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(e) Each of the fees listed herein is assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(f) Other operating expenses for certain Trusts include estimated per Unit costs associated with a license fee as described in "Expenses and Charges," but do not include brokerage costs and other portfolio transaction fees for any of the Trusts. In certain circumstances the Trusts may incur additional expenses not set forth above. See "Expenses and Charges."

                              Report of Independent
                        Registered Public Accounting Firm

The Sponsor, First Trust Portfolios L.P., and Unit Holders
FT 1970


We have audited the accompanying statements of net assets, including the schedules of investments, of FT 1970, comprising Dow(R) Target 5 2Q '09 - Term 6/30/10 (The Dow(R) Target 5 Portfolio, 2nd Quarter 2009 Series); Dow(R) Target Dvd. 2Q '09 - Term 6/30/10 (The Dow(R) Target
Dividend Portfolio, 2nd Quarter 2009 Series ); Global Target 15 2Q '09 - Term 6/30/10 (Global Target 15 Portfolio, 2nd Quarter 2009 Series); MSCI EAFE Target 20 2Q '09 - Term 6/30/10 (MSCI EAFE Target 20 Portfolio, 2nd Quarter 2009 Series); Nasdaq(R) Target 15 2Q '09 - Term 6/30/10 (The Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2009 Series); NYSE(R) Intl. Target 25 2Q '09 - Term 6/30/10 (NYSE(R) International Target 25 Portfolio, 2nd Quarter 2009 Series); S&P Target 24 2Q '09 - Term 6/30/10 (The S&P Target 24 Portfolio, 2nd Quarter 2009 Series); S&P Target SMid 60 2Q '09 - Term 6/30/10 (S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series); Target 50/50 2Q '09 - Term 6/30/10 (Target 50/50 Portfolio, 2nd Quarter 2009 Series); Target Divsd. Dvd. 2Q '09 - Term 6/30/10 (Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series); Target Dvd. Multi-Strat. 2Q '09 - Term 6/30/10 (Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series); Target Dbl. Play 2Q '09 - Term 6/30/10 (Target Double Play Portfolio, 2nd Quarter 2009 Series); Target Growth 2Q '09 - Term 6/30/10 (Target Growth Portfolio, 2nd Quarter 2009 Series); Target Mega-Cap 2Q '09 - Term 6/30/10 (Target Mega-Cap Portfolio, 2nd Quarter 2009 Series); Target Small-Cap 2Q '09 - Term 6/30/10 (Target Small-Cap Portfolio, 2nd Quarter 2009 Series); Target
VIP Cons. Eqty. 2Q '09 - Term 6/30/10 (Target VIP Conservative Equity Portfolio, 2nd Quarter 2009 Series); Value Line(R) Divsd. Target 40 2Q '09 - Term 6/30/10 (Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2009 Series) and Value Line(R) Target 25 2Q '09 - Term 6/30/10 (Value Line(R) Target 25 Portfolio, 2nd Quarter 2009 Series) (collectively, the "Trusts"), as of the opening of business on March 31, 2009 (Initial Date of Deposit). These statements of net assets are the responsibility of the Trusts' Sponsor. Our responsibility is to express an opinion on these statements of net assets based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets, assessing the accounting principles used and significant estimates made by the Trusts' Sponsor, as well as evaluating the overall presentation of the statements of net assets. Our procedures included confirmation of the irrevocable letter of credit held by The Bank of New York Mellon, the Trustee, and allocated among the Trusts for the purchase of Securities, as shown in the statements of net assets, as of the opening of business on March 31, 2009, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above present fairly, in all material respects, the financial position of FT 1970, comprising the above-mentioned Trusts, as of the opening of business on March 31, 2009 (Initial Date of Deposit) in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Chicago, Illinois
March 31, 2009

                            Statements of Net Assets

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                                         The Dow (R)                            MSCI EAFE
                                                     The Dow(R)          Target Dividend    Global Target 15    Target 20
                                                     Target 5 Portfolio  Portfolio          Portfolio           Portfolio
                                                     2nd Quarter         2nd Quarter        2nd Quarter         2nd Quarter
                                                     2009 Series         2009 Series        2009 Series         2009 Series
                                                     _____________       _____________       _____________      _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                     $133,225            $164,342            $156,598           $167,743
Less liability for reimbursement to Sponsor
   for organization costs (3)                            (390)                (415)             (459)              (491)
Less liability for deferred sales charge (4)           (1,951)              (2,407)           (2,294)            (2,457)
Less liability for creation and development fee (5)      (673)                (830)             (791)              (847)
                                                     ________             ________          ________           ________
Net assets                                           $130,211             $160,690          $153,054           $163,948
                                                     ========             ========          ========           ========
Units outstanding                                      13,457               16,600            15,818             16,944
Net asset value per Unit (6)                         $  9.676             $  9.680          $  9.676           $  9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                $134,571             $166,002           $158,179          $169,437
Less maximum sales charge (7)                          (3,970)              (4,897)            (4,666)           (4,998)
Less estimated reimbursement to Sponsor
   for organization costs (3)                            (390)                (415)              (459)             (491)
                                                     ________             ________           ________           ________
Net assets                                           $130,211             $160,690           $153,054           $163,948
                                                     ========             ========           ========           =========
__________

See "Notes to Statements of Net Assets" on page 20.

                            Statements of Net Assets

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                      The Nasdaq(R)      NYSE(R)              The S&P
                                                      Target 15          International        Target 24         S&P
                                                      Portfolio          Target 25            Portfolio         Target SMid 60
                                                      2nd Quarter        Portfolio, 2nd       2nd Quarter       Portfolio, 2nd
                                                      2009 Series        Quarter 2009 Series  2009 Series       Quarter 2009 Series
                                                      _____________      ___________________  _____________     ___________________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                      $175,922           $163,757             $173,986          $176,520
Less liability for reimbursement to Sponsor
   for organization costs (3)                            (515)              (414)                (510)             (517)
Less liability for deferred sales charge (4)           (2,577)            (2,398)              (2,548)           (2,585)
Less liability for creation and development fee (5)      (889)              (827)                (879)             (892)
                                                      ________           ________             ________          ________
Net assets                                            $171,941           $160,118             $170,049          $172,526
                                                      ========           ========             ========          ========
Units outstanding                                       17,770             16,541               17,574            17,830
Net asset value per Unit (6)                          $  9.676           $  9.680             $  9.676          $  9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                $177,698           $165,412              $175,743          $178,303
Less maximum sales charge (7)                         (5,242)            (4,880)                (5,184)           (5,260)
Less estimated reimbursement to Sponsor
   for organization costs (3)                           (515)              (414)                  (510)             (517)
                                                     ________           ________              ________          ________
Net assets                                           $171,941           $160,118              $170,049          $172,526
                                                     ========           ========              ========          ========

__________

See "Notes to Statements of Net Assets" on page 20.

                            Statements of Net Assets

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                                                               Target Dividend    Target
                                                        Target 50/50       Target Diversified  Multi-Strategy     Double Play
                                                        Portfolio          Dividend Portfolio  Portfolio          Portfolio
                                                        2nd Quarter        2nd Quarter         2nd Quarter        2nd Quarter
                                                        2009 Series        2009 Series         2009 Series        2009 Series
                                                        _____________      _____________       _____________      _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                        $341,661           $177,223            $287,016           $142,560
Less liability for reimbursement to Sponsor
   for organization costs (3)                             (1,001)              (519)               (841)              (360)
Less liability for deferred sales charge (4)              (5,004)            (2,596)             (4,204)            (2,088)
Less liability for creation and development fee (5)       (1,726)              (895)             (1,450)              (720)
                                                        ________           ________            ________           ________
Net assets                                              $333,930           $173,213            $280,521           $139,392
                                                        ========           ========            ========           ========
Units outstanding                                         34,511             17,901              28,992             14,400
Net asset value per Unit (6)                            $  9.676             $9.676              $9.676             $9.680

ANALYSIS OF NET ASSETS
Cost to investors (7)                                   $345,112           $179,013            $289,915           $144,000
Less maximum sales charge (7)                            (10,181)            (5,281)             (8,553)            (4,248)
Less estimated reimbursement to Sponsor
   for organization costs (3)                             (1,001)              (519)               (841)              (360)
                                                        ________           ________            ________           ________
Net assets                                              $333,930           $173,213            $280,521           $139,392
                                                        ========           ========            ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

                            Statements of Net Assets

                                 FT 1970


                At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                                     Target             Target Mega-Cap    Target Small-Cap
                                                                     Growth Portfolio   Portfolio          Portfolio
                                                                     2nd Quarter        2nd Quarter        2nd Quarter
                                                                     2009 Series        2009 Series        2009 Series
                                                                     _____________      _____________      _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                    $156,603           $ 288,362          $159,556
Less liability for reimbursement to Sponsor
   for organization costs (3)                                           (459)              (845)              (467)
Less liability for deferred sales charge (4)                          (2,294)            (4,223)            (2,337)
Less liability for creation and development fee (5)                     (791)            (1,456)              (806)
                                                                    ________           ________           ________
Net assets                                                          $153,059           $281,838           $155,946
                                                                    ========           ========           ========
Units outstanding                                                     15,818             29,127             16,117
Net asset value per Unit (6)                                        $  9.676             $9.676           $  9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                               $158,184           $291,275           $161,168
Less maximum sales charge (7)                                         (4,666)            (8,592)            (4,755)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                           (459)              (845)              (467)
                                                                    ________           ________           ________
Net assets                                                          $153,059           $281,838           $155,946
                                                                    ========           ========           ========
__________

See "Notes to Statements of Net Assets" on page 20.

                            Statements of Net Assets

                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009



                                                                                              Value Line(R)       Value Line(R)
                                                                         Target VIP           Diversified         Target 25
                                                                         Conservative Equity  Target 40           Portfolio, 2nd
                                                                         Portfolio, 2nd       Portfolio, 2nd      Quarter 2009
                                                                         Quarter 2009 Series  Quarter 2009 Series Series
                                                                         ___________________  ___________________ _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                         $249,066             $151,233            $170,341
Less liability for reimbursement to Sponsor
   for organization costs (3)                                                (730)                (443)               (430)
Less liability for deferred sales charge (4)                               (3,648)              (2,215)             (2,495)
Less liability for creation and development fee (5)                        (1,258)                (764)               (860)
                                                                         ________             ________            ________
Net assets                                                               $243,430             $147,811            $166,556
                                                                         ========             ========            ========
Units outstanding                                                          25,158               15,276              17,206
Net asset value per Unit (6)                                             $  9.676               $9.676              $9.680

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                    $251,582             $152,760            $172,062
Less maximum sales charge (7)                                              (7,422)              (4,506)             (5,076)
Less estimated reimbursement to Sponsor for organization costs (3)           (730)                (443)               (430)
                                                                         ________             ________            ________
Net assets                                                               $243,430             $147,811            $166,556
                                                                         ========             ========            ========
__________

See "Notes to Statements of Net Assets" on page 20.

                        NOTES TO STATEMENTS OF NET ASSETS

The Sponsor is responsible for the preparation of financial statements in accordance with accounting principles generally accepted in the United States which require the Sponsor to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

(1) Each Trust invests in a diversified portfolio of common stocks. Aggregate cost of the Securities listed under "Schedule of Investments" for each Trust is based on their aggregate underlying value. Each Trust has a Mandatory Termination Date of June 30, 2010.

(2) An irrevocable letter of credit for approximately $4,800,000, issued by The Bank of New York Mellon (approximately $200,000 has been allocated to each of The Dow(R) Target 5 Portfolio, 2nd Quarter 2009 Series; The Dow(R) Target Dividend Portfolio, 2nd Quarter 2009 Series; Global Target 15 Portfolio, 2nd Quarter 2009 Series; MSCI EAFE Target 20 Portfolio,
2nd Quarter 2009 Series; The Nasdaq(R) Target 15 Portfolio, 2nd Quarter
2009 Series; NYSE(R) International Target 25 Portfolio, 2nd Quarter 2009 Series; The S&P Target 24 Portfolio, 2nd Quarter 2009 Series; S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series; Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series; Target Double Play Portfolio, 2nd Quarter 2009 Series; Target Growth Portfolio, 2nd Quarter 2009 Series; Target Small-Cap Portfolio, 2nd Quarter 2009 Series; Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2009 Series and Value
Line(R) Target 25 Portfolio, 2nd Quarter 2009 Series; and approximately $500,000 has been allocated to each of Target 50/50 Portfolio, 2nd
Quarter 2009 Series; Target Dividend Multi-Strategy Portfolio, 2nd
Quarter 2009 Series; Target Mega-Cap Portfolio, 2nd Quarter 2009 Series and Target VIP Conservative Equity Portfolio, 2nd Quarter 2009 Series), has been deposited with the Trustee as collateral, covering the monies necessary for the purchase of the Securities according to their purchase contracts.

(3) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing the Trusts. The per Unit costs have been estimated as set forth in the Fee Table. A payment will be made at the end of the initial offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization costs of a Trust are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of such Trust.

(4) Represents the amount of mandatory deferred sales charge distributions of $.145 per Unit, payable to the Sponsor in three approximately equal monthly installments beginning on July 20, 2009 and on the twentieth day of each month thereafter (or if such date is not a business day, on the preceding business day) through September 18, 2009. If Unit holders redeem Units before September 18, 2009 they will have to pay the remaining amount of the deferred sales charge applicable to such Units when they redeem them.

(5) The creation and development fee ($.050 per Unit for each Trust) is payable by a Trust on behalf of Unit holders out of assets of a Trust at the end of a Trust's initial offering period. If Units are redeemed prior to the close of the initial offering period, the fee will not be deducted from the proceeds.

(6) Net asset value per Unit is calculated by dividing a Trust's net assets by the number of Units outstanding. This figure includes organization costs and the creation and development fee, which will only be assessed to Units outstanding at the close of the initial offering period.

(7) The aggregate cost to investors in a Trust includes a maximum sales charge (comprised of an initial and a deferred sales charge and the creation and development fee) computed at the rate of 2.95% of the Public Offering Price (equivalent to 2.98% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee), assuming no reduction of the maximum sales charge as set forth under "Public Offering."

                             Schedule of Investments

             The Dow (R) Target 5 Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


                        At the Opening of Business on the
                     Initial Date of Deposit-March 31, 2009



                                                               Percentage
                                                               of Aggregate   Number     Market      Cost of        Current
Ticker Symbol and                                              Offering       of         Value per   Securities to  Dividend
Name of Issuer of Securities (1)                               Price          Shares     Share       the Trust (2)  Yield (3)
_______________________________                                _________      ______     _______     _________      _________
COMMON STOCKS (100%):

Consumer Staples (20%):
KFT      Kraft Foods Inc.                                        20%          1,220      $ 21.84     $ 26,645        5.31%

Financials (20%):
AXP      American Express Company                                20%          2,080        12.81       26,645        5.62%

Health Care (20%):
PFE      Pfizer Inc.                                             20%          1,945        13.70       26,646        4.67%

Materials (20%):
DD       E.I. du Pont de Nemours and Company                     20%          1,215        21.93       26,645        7.48%

Telecommunication Services (20%):
T        AT&T Inc.                                               20%          1,059        25.16       26,644        6.52%
                                                               _____                                 ________
              Total Investments                                 100%                                 $133,225
                                                               =====                                 ========

___________

See "Notes to Schedules of Investments" on page 48.


                             Schedule of Investments

                                The Dow(R)Target
                   Dividend Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


                        At the Opening of Business on the
                     Initial Date of Deposit-March 31, 2009



                                                                Percentage
                                                                of Aggregate  Number     Market      Cost of        Current
Ticker Symbol and                                               Offering      of         Value per   Securities to  Dividend
Name of Issuer of Securities (1)(4)                             Price         Shares     Share       the Trust (2)  Yield (3)
___________________________________                             _________     ______     ________    __________     ______
COMMON STOCKS (100%):

Consumer Discretionary (5%):
LEG       Leggett & Platt, Incorporated                            5%          641      $12.81       $  8,211        7.81%

Consumer Staples (5%):
UVV       Universal Corporation                                    5%          270       30.42          8,214        6.05%

Energy (5%):
CVX       Chevron Corporation                                      5%          123       66.80          8,216        3.89%

Financials (35%):
ASBC      Associated Banc-Corp                                     5%          566       14.53          8,224        8.81%
AF        Astoria Financial Corporation                            5%          925        8.88          8,214        5.86%
BBT       BB&T Corporation                                         5%          505       16.27          8,216       11.56%
FNB       F.N.B. Corporation                                       5%        1,138        7.22          8,216        6.65%
FBP       First BanCorp. +                                         5%        2,070        3.97          8,218        7.05%
FNFG      First Niagara Financial Group, Inc.                      5%          774       10.62          8,220        5.27%
UBSI      United Bankshares, Inc.                                  5%          495       16.60          8,217        6.99%

Industrials (15%):
BGG       Briggs & Stratton Corporation                            5%          507       16.20          8,213        5.43%
TKR       The Timken Company                                       5%          592       13.89          8,223        5.18%
TRN       Trinity Industries, Inc.                                 5%          887        9.26          8,214        3.46%

Materials (10%):
EMN       Eastman Chemical Company                                 5%          312       26.34          8,218        6.68%
SXT       Sensient Technologies Corporation                        5%          349       23.53          8,212        3.23%

Utilities (25%):
AEP       American Electric Power Company, Inc.                    5%          328       25.08          8,226        6.54%
EIX       Edison International                                     5%          291       28.24          8,218        4.39%
NI        NiSource Inc.                                            5%          847        9.70          8,216        9.48%
PNW       Pinnacle West Capital Corporation                        5%          316       26.01          8,219        8.07%
SRE       Sempra Energy                                            5%          183       44.90          8,217        3.47%
                                                                _____                                ________
               Total Investments                                 100%                                $164,342
                                                                =====                                ========
___________

See "Notes to Schedules of Investments" on page 48.



                             Schedule of Investments

               Global Target 15 Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


                        At the Opening of Business on the
                     Initial Date of Deposit-March 31, 2009



                                                                      Percentage                         Cost of
                                                                      of Aggregate  Number     Market   Securities  Current
Ticker Symbol and                                                     Offering      of     Value per    to the    Dividend
Name of Issuer of Securities (1)(4)(5)                                Price         Shares    Share      Trust (2)  Yield (3)
______________________________________                                ___________   ______    ________   ________   ________
COMMON STOCKS (100.00%):

Hong Kong (33.34%):
3988 HK       Bank of China Ltd. #                                     6.67%        33,006   $ 0.32      $ 10,440    6.01%
939 HK        China Construction Bank #                                6.67%        19,191     0.54        10,440    5.22%
1199 HK       Cosco Pacific Limited #                                  6.67%        10,439     1.00        10,440    7.48%
857 HK        PetroChina Company Limited #                             6.66%        13,168     0.79        10,440    5.19%
83 HK         Sino Land Company Limited #                              6.67%        10,502     0.99        10,440    5.19%

United Kingdom (33.34%):
BT/A LN       BT Group Plc #                                           6.67%       10,187      1.02        10,440   24.40%
LAD LN        Ladbrokes Plc #                                          6.67%        4,042      2.58        10,440    8.67%
EMG LN        Man Group Plc #                                          6.67%        3,687      2.83        10,441   13.66%
TATE LN       Tate & Lyle Plc #                                        6.66%        2,912      3.58        10,439   10.11%
VOD LN        Vodafone Group Plc #                                     6.67%        6,323      1.65        10,440    7.28%

United States (33.32%):
AXP           American Express Company                                 6.67%          815     12.81        10,440    5.62%
T             AT&T Inc.                                                6.67%          415     25.16        10,441    6.52%
DD            E.I. du Pont de Nemours and Company                      6.66%          476     21.93        10,439    7.48%
KFT           Kraft Foods Inc.                                         6.66%          478     21.84        10,439    5.31%
PFE           Pfizer Inc.                                              6.66%          762     13.70        10,439    4.67%
                                                                      ______                             ________
                      Total Investments                               100.00%                            $156,598
                                                                      ======                             ========
_____________

See "Notes to Schedules of Investments" on page 48.


                             Schedule of Investments

             MSCI EAFE Target 20 Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


                        At the Opening of Business on the
                     Initial Date of Deposit-March 31, 2009



                                                                            Percentage
                                                                            of Aggregate  Number      Market      Cost of
Ticker Symbol and                                                           Offering      of          Value per   Securities to
Name of Issuer of Securities (1)(4)(5) #                                    Price         Shares      Share       the Trust (2)
________________________________________                                    ___________   ______      ________    ____________
COMMON STOCKS (100%):

France (20%):
EN FP       Bouygues S.A.                                                      5%           249       $33.67       $8,384
SGO FP      Compagnie de Saint-Gobain S.A.                                     5%           327        25.66        8,390
FP FP       Total S.A.                                                         5%           174        48.19        8,386
VIV FP      Vivendi S.A.                                                       5%           327        25.66        8,392

Germany (5%):
HEN3 GY     Henkel KGaA Nvtg Prf                                               5%           321        26.12        8,384

Hong Kong (5%):
13 HK       Hutchison Whampoa Limited                                          5%         1,691         4.96        8,385

Ireland (5%):
CRH ID      CRH Plc                                                            5%           399        21.00        8,379

Italy (10%):
ENI IM      Eni SpA                                                            5%           450        18.65        8,391
TIT IM      Telecom Italia SpA                                                 5%         6,757         1.24        8,387

Japan (20%):
6902 JP     DENSO Corporation                                                  5%           420        19.98        8,393
4901 JP     FUJIFILM Holdings Corp.                                            5%           373        22.49        8,390
9432 JP     NIPPON TELEGRAPH AND TELEPHONE CORPORATION (NTT)                   5%           212        39.55        8,385
7203 JP     Toyota Motor Corporation                                           5%           263        31.89        8,386

The Netherlands (10%):
MT NA       ArcelorMittal                                                      5%           442        18.98        8,390
RDSB LN     Royal Dutch Shell Plc                                              5%           394        21.28        8,385

Singapore (5%):
WIL SP      Wilmar International Ltd.                                          5%         3,998         2.10        8,388

Sweden (5%):
TLSN SS     TeliaSonera AB                                                     5%         1,848         4.54        8,387

United Kingdom (15%):
BP/ LN      BP Plc                                                             5%         1,285         6.53        8,389
CCL LN      Carnival Plc (6)                                                   5%           387        21.66        8,384
VOD LN      Vodafone Group Plc                                                 5%         5,080         1.65        8,388
                                                                            _____                                ________
                 Total Investments                                           100%                                $167,743
                                                                            =====                                ========

______________________

See "Notes to Schedules of Investments" on page 48.


                     Schedule of Investments

       The Nasdaq (R) Target 15 Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009



                                                                        Percentage                  Market       Cost of
Ticker Symbol and                                                       of Aggregate     Number     Value per    Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   of Shares  Share        the Trust (2)
___________________________________                                     ____________     ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (18.55%):
APOL       Apollo Group, Inc. (Class A) *                                4.85%             108      $78.94      $   8,526
BBBY       Bed Bath & Beyond Inc. *                                      2.58%             186       24.40          4,538
DTV        The DIRECTV Group, Inc. *                                     9.24%             726       22.40         16,262
ROST       Ross Stores, Inc.                                             1.88%              91       36.40          3,312

Consumer Staples (1.29%):
HANS       Hansen Natural Corporation *                                  1.29%              64       35.50          2,272

Health Care (43.19%):
AMGN       Amgen Inc. *                                                 20.96%             730       50.52         36,880
BIIB       Biogen Idec Inc. *                                            6.18%             207       52.54         10,876
GILD       Gilead Sciences, Inc. *                                      16.05%             619       45.62         28,239

Industrials (1.53%):
CTAS       Cintas Corporation                                            1.53%             110       24.39          2,683

Information Technology (35.44%):
ALTR       Altera Corporation                                            2.09%             211       17.46          3,684
CHKP       Check Point Software Technologies Ltd. +*                     1.84%             149       21.68          3,230
CTSH       Cognizant Technology Solutions Corporation *                  2.33%             204       20.08          4,096
LLTC       Linear Technology Corporation                                 2.07%             159       22.85          3,633
ORCL       Oracle Corporation                                           24.99%           2,489       17.66         43,956
XLNX       Xilinx, Inc.                                                  2.12%             194       19.25          3,735
                                                                       _______                                   ________
                Total Investments                                      100.00%                                   $175,922
                                                                       =======                                   ========

___________

See "Notes to Schedules of Investments" on page 48.


                             Schedule of Investments

       NYSE (R) International Target 25 Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


    At the Opening of Business on the Initial Date of Deposit-March 31, 2009



                                                                          Percentage
                                                                          of Aggregate    Number    Market      Cost of
Ticker Symbol and                                                         Offering        of        Value per   Securities to
Name of Issuer of Securities (1)(4)(5) +                                  Price           Shares    Share       the Trust (2)
________________________________________                                  ___________     ______    ________    _____________
COMMON STOCKS (100%):

Canada (16%):
BMO         Bank of Montreal                                                  4%           261      $ 25.10     $  6,551
CM          Canadian Imperial Bank of Commerce                                4%           186        35.23        6,553
MFC         Manulife Financial Corporation                                    4%           612        10.70        6,548
TD          The Toronto-Dominion Bank                                         4%           199        32.92        6,551

France (8%):
AXA         AXA S.A. (ADR)                                                    4%           569        11.51        6,549
VE          Veolia Environnement (ADR)                                        4%           315        20.77        6,543

Germany (12%):
AZ          Allianz AG (ADR)                                                  4%           826         7.93        6,550
DB          Deutsche Bank AG                                                  4%           175        37.40        6,545
DT          Deutsche Telekom AG (ADR)                                         4%           543        12.06        6,549

Italy (8%):
E           Eni SpA (ADR)                                                     4%           175        37.49        6,561
TI          Telecom Italia SpA (ADR)                                          4%           526        12.45        6,549

Japan (12%):
HIT         Hitachi, Ltd. (ADR)                                               4%           234        27.97        6,545
NTT         Nippon Telegraph & Telephone Corporation (ADR)                    4%           334        19.61        6,550
TM          Toyota Motor Corporation (ADR)                                    4%           103        63.53        6,544

The Netherlands (8%):
MT          ArcelorMittal (ADR)                                               4%           346        18.92        6,546
ING         ING Groep N.V. (ADR) (6)                                          4%         1,213         5.40        6,550

South Korea (8%):
KEP         Korea Electric Power Corporation (ADR) (6)                        4%           727         9.01        6,550
PKX         POSCO (ADR)                                                       4%           101        64.90        6,555

Spain (8%):
STD         Banco Santander Central Hispano S.A. (ADR)                        4%         1,019         6.43        6,552
REP         Repsol YPF, S.A. (ADR)                                            4%           397        16.51        6,554

Switzerland (8%):
CS          Credit Suisse Group (ADR)                                         4%           238        27.53        6,552
UBS         UBS AG *                                                          4%           737         8.89        6,552

United Kingdom (12%):
BCS         Barclays Plc (ADR) (6)                                            4%           793         8.26        6,550
LYG         Lloyds TSB Group Plc (ADR) (6)                                    4%         1,835         3.57        6,551
VOD         Vodafone Group Plc (ADR)                                          4%           395        16.60        6,557
                                                                            ____                                ________
             Total Investments                                              100%                                $163,757
                                                                            ====                                ========

______________________

See "Notes to Schedules of Investments" on page 48.


                             Schedule of Investments

              The S&P Target 24 Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


                        At the Opening of Business on the
                     Initial Date of Deposit-March 31, 2009



                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ___________     ______      ________    __________
COMMON STOCKS (100.00%):

Consumer Discretionary (9.51%):
APOL      Apollo Group, Inc. (Class A) *                               1.41%            31        $ 78.94    $   2,447
AZO       AutoZone, Inc. *                                             1.03%            11         163.40        1,797
MCD       McDonald's Corporation                                       7.07%           228          53.92       12,294

Consumer Staples (15.12%):
CPB       Campbell Soup Company                                        1.29%            83          27.00        2,241
CL        Colgate-Palmolive Company                                    3.95%           117          58.79        6,878
PM        Philip Morris International Inc.                             9.88%           468          36.73       17,190

Energy (14.12%):
CVX       Chevron Corporation                                         10.06%           262          66.80       17,502
DO        Diamond Offshore Drilling, Inc.                              0.64%            17          65.82        1,119
OXY       Occidental Petroleum Corporation                             3.42%           106          56.20        5,957

Financials (11.63%):
AOC       Aon Corporation                                              3.22%           142          39.42        5,598
MCO       Moody's Corporation                                          1.61%           128          21.90        2,803
TRV       The Travelers Companies, Inc.                                6.80%           307          38.52       11,826

Health Care (15.74%):
AMGN      Amgen Inc. *                                                13.15%           453          50.52       22,886
FRX       Forest Laboratories, Inc. *                                  1.64%           133          21.40        2,846
VAR       Varian Medical Systems, Inc. *                               0.95%            55          30.22        1,662

Industrials (10.20%):
DNB       The Dun & Bradstreet Corporation                             1.65%            38          75.47        2,868
ITW       Illinois Tool Works Inc.                                     6.40%           367          30.36       11,142
GWW       W.W. Grainger, Inc.                                          2.15%            53          70.56        3,740

Information Technology (19.26%):
ALTR      Altera Corporation                                          10.65%         1,061          17.46       18,525
LXK       Lexmark International, Inc. *                                2.71%           280          16.86        4,721
TDC       Teradata Corporation *                                       5.90%           626          16.40       10,266

Utilities (4.42%):
PEG       Public Service Enterprise Group Incorporated                 1.31%            80          28.39        2,271
SRE       Sempra Energy                                                0.98%            38          44.90        1,706
SO        The Southern Company                                         2.13%           122          30.34        3,701
                                                                     ______                                   ________
               Total Investments                                     100.00%                                  $173,986
                                                                     ======                                   ========
______________________

See "Notes to Schedules of Investments" on page 48.


                             Schedule of Investments

              S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


                        At the Opening of Business on the
                     Initial Date of Deposit-March 31, 2009



                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
____________________________________                                  ___________     ______      ________    __________
COMMON STOCKS (100.00%):

Consumer Discretionary (17.78%):
ELY       Callaway Golf Company                                        2.22%           534        $ 7.35      $  3,925
PSS       Collective Brands, Inc. *                                    2.22%           396          9.90         3,920
FL        Foot Locker, Inc.                                            2.23%           371         10.58         3,925
GPI       Group 1 Automotive, Inc. (6)                                 1.11%           144         13.62         1,961
JAKK      JAKKS Pacific, Inc. *                                        1.11%           157         12.49         1,961
LTM       LIFE TIME FITNESS, Inc. *                                    2.23%           307         12.79         3,927
PNK       Pinnacle Entertainment, Inc. *                               1.11%           281          6.99         1,964
RGS       Regis Corporation                                            2.22%           271         14.47         3,921
SCHL      Scholastic Corporation                                       2.22%           263         14.90         3,919
SUP       Superior Industries International, Inc.                      1.11%           163         12.02         1,959

Energy (16.67%):
BAS       Basic Energy Services, Inc. *                                1.11%           301          6.51         1,960
HOS       Hornbeck Offshore Services, Inc. *                           1.12%           125         15.74         1,968
OIS       Oil States International, Inc. *                             1.11%           141         13.91         1,961
OSG       Overseas Shipholding Group, Inc.                             2.22%           172         22.81         3,923
PCX       Patriot Coal Corporation *                                   2.22%         1,060          3.70         3,922
PTEN      Patterson-UTI Energy, Inc.                                   2.22%           427          9.18         3,920
PVA       Penn Virginia Corporation                                    1.11%           184         10.66         1,961
PDE       Pride International, Inc. *                                  2.23%           215         18.27         3,928
SUG       Southern Union Company                                       2.22%           262         14.96         3,920
TTI       TETRA Technologies, Inc. *                                   1.11%           621          3.16         1,962

Financials (12.21%):
BMR       BioMed Realty Trust, Inc. (7)                                1.11%           312          6.29         1,962
DRH       DiamondRock Hospitality Company (7)                          1.11%           537          3.65         1,960
EPR       Entertainment Properties Trust (7)                           1.11%           130         15.10         1,963
EXR       Extra Space Storage Inc. (7)                                 1.11%           372          5.27         1,960
FBP       First BanCorp. +                                             1.11%           494          3.97         1,961
FOR       Forestar Group Inc. *                                        1.11%           275          7.14         1,964
MPW       Medical Properties Trust Inc.(7)                             1.11%           568          3.45         1,960
SUSQ      Susquehanna Bancshares, Inc.                                 1.11%           217          9.04         1,962
UMPQ      Umpqua Holdings Corporation                                  1.11%           228          8.61         1,963
WTNY      Whitney Holding Corporation                                  1.11%           183         10.74         1,965
WTFC      Wintrust Financial Corporation                               1.11%           168         11.69         1,964


                        Schedule of Investments (cont'd.)

          S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009



                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
____________________________________                                  ___________     ______      ________    __________
Health Care (16.68%):
CYH      Community Health Systems Inc. *                               2.23%           261        $15.06      $  3,931
HNT      Health Net Inc. *                                             2.22%           280         14.01         3,923
HS       HealthSpring, Inc. *                                          1.11%           239          8.22         1,965
HRC      Hill-Rom Holdings, Inc.                                       2.23%           404          9.72         3,927
HOLX     Hologic, Inc. *                                               2.22%           302         12.97         3,917
KND      Kindred Healthcare, Inc. *                                    2.22%           264         14.85         3,920
LPNT     LifePoint Hospitals, Inc. *                                   2.23%           194         20.24         3,927
OCR      Omnicare, Inc.                                                2.22%           162         24.19         3,919

Industrials (11.12%):
ESL      Esterline Technologies Corporation *                          1.11%            99         19.79         1,959
KSU      Kansas City Southern *                                        2.22%           307         12.76         3,917
KFY      Korn/Ferry International *                                    2.22%           441          8.90         3,925
OSK      Oshkosh Corporation                                           2.23%           553          7.10         3,926
SCHS     School Specialty, Inc. *                                      1.11%           112         17.54         1,964
SKYW     SkyWest, Inc.                                                 1.11%           158         12.38         1,956
VVI      Viad Corp.                                                    1.12%           141         13.95         1,967

Information Technology (5.55%):
AVID     Avid Technology, Inc. *                                       1.11%           212          9.27         1,965
BBOX     Black Box Corporation                                         1.11%            84         23.32         1,959
TECD     Tech Data Corporation *                                       2.22%           184         21.32         3,923
TTMI     TTM Technologies, Inc. *                                      1.11%           355          5.52         1,960

Materials (11.11%):
ASH      Ashland Inc.                                                  2.22%           400          9.80         3,920
MTX      Minerals Technologies Inc.                                    2.23%           125         31.41         3,926
OMG      OM Group, Inc. *                                              1.11%           101         19.42         1,961
RS       Reliance Steel & Aluminum Co.                                 2.22%           151         25.95         3,918
RTI      RTI International Metals, Inc. *                              1.11%           171         11.45         1,958
TIN      Temple-Inland Inc.                                            2.22%           744          5.27         3,921

Telecommunication Services (2.22%):
TDS      Telephone and Data Systems, Inc.                              2.22%           150         26.09         3,914

Utilities (6.66%):
IDA      IDACORP, Inc.                                                 2.22%           168         23.32         3,918
NVE      NV Energy Inc.                                                2.22%           420          9.34         3,923
WR       Westar Energy, Inc.                                           2.22%           225         17.42         3,920
                                                                      ______                                  ________
              Total Investments                                       100.00%                                 $176,520
                                                                      ======                                  ========
______________________

See "Notes to Schedules of Investments" on page 48.


                             Schedule of Investments

             Target 50/50 Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       _________      ______     _______     ____________
COMMON STOCKS (100.00%):

Consumer Discretionary (11.73%):
RNT          Aaron Rents, Inc.                                              0.34%         43        $ 26.74     $  1,150
AAP          Advance Auto Parts, Inc.                                       0.21%         17          41.64          708
APEI         American Public Education, Inc. *                              0.22%         17          43.49          739
APOL         Apollo Group, Inc. (Class A) *                                 1.15%         50          78.94        3,947
AZO          AutoZone, Inc. *                                               0.58%         12         163.40        1,961
BBBY         Bed Bath & Beyond Inc. *                                       0.21%         30          24.40          732
BWLD         Buffalo Wild Wings Inc. *                                      0.27%         26          35.91          933
CRI          Carter's, Inc. *                                               0.30%         56          18.62        1,043
CSTR         Coinstar, Inc. *                                               0.27%         29          31.80          922
DRI          Darden Restaurants, Inc.                                       0.26%         25          34.95          874
DTV          The DIRECTV Group, Inc. *                                      0.77%        118          22.40        2,643
DLTR         Dollar Tree, Inc. *                                            0.21%         16          44.92          719
FDO          Family Dollar Stores, Inc.                                     0.26%         26          33.74          877
FRED         Fred's, Inc.                                                   0.13%         39          11.40          445
FSYS         Fuel Systems Solutions Inc. *                                  0.07%         17          13.72          233
HIBB         Hibbett Sports Inc. *                                          0.16%         29          18.50          537
HOTT         Hot Topic, Inc. *                                              0.09%         27          10.94          295
ESI          ITT Educational Services, Inc. *                               0.25%          7         124.75          873
JOSB         Jos. A. Bank Clothiers, Inc. *                                 0.24%         29          27.65          802
LEG          Leggett & Platt, Incorporated                                  2.50%        666          12.81        8,531
MCD          McDonald's Corporation                                         2.25%        143          53.92        7,711
NFLX         Netflix Inc. *                                                 0.12%         10          42.03          420
PNRA         Panera Bread Company (Class A) *                               0.10%          6          54.82          329
PETS         PetMed Express, Inc. *                                         0.11%         24          16.10          386
ROST         Ross Stores, Inc.                                              0.16%         15          36.40          546
VIV FP       Vivendi S.A. #                                                 0.41%         55          25.66        1,411
WTSLA        The Wet Seal, Inc. (Class A) *                                 0.09%         94           3.47          326

Consumer Staples (6.43%):
CPB          Campbell Soup Company                                          0.11%         14          27.00          378
CL           Colgate-Palmolive Company                                      0.33%         19          58.79        1,117
DMND         Diamond Foods, Inc.                                            0.12%         16          26.30          421
GMCR         Green Mountain Coffee Roasters, Inc. *                         0.43%         32          46.49        1,487
HANS         Hansen Natural Corporation *                                   0.10%         10          35.50          355
JJSF         J & J Snack Foods Corp.                                        0.09%          9          34.07          307
PM           Philip Morris International Inc.                               0.83%         77          36.73        2,828
PG           The Procter & Gamble Company                                   1.66%        120          47.28        5,674
THS          TreeHouse Foods, Inc. *                                        0.26%         31          29.02          900
UVV          Universal Corporation                                          2.50%        281          30.42        8,548


                        Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                          Percentage
                                                                          of Aggregate   Number    Market      Cost of
Ticker Symbol and                                                         Offering       of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares    Share       the Trust (2)
___________________________________                                       ____________   ______    _______     _____________
Energy (9.11%):
BP/ LN       BP Plc #                                                      0.42%          218      $   6.53    $  1,423
CVX          Chevron Corporation                                           5.00%          256         66.80      17,100
DO           Diamond Offshore Drilling, Inc.                               0.06%            3         65.82         197
ENI IM       Eni SpA #                                                     0.41%           76         18.65       1,417
XOM          Exxon Mobil Corporation                                       1.67%           83         68.63       5,696
OXY          Occidental Petroleum Corporation                              0.28%           17         56.20         955
REP SM       Repsol YPF, S.A. #                                            0.42%           86         16.51       1,420
RDSB LN      Royal Dutch Shell Plc #                                       0.42%           67         21.28       1,426
USU          USEC Inc. *                                                   0.16%          115          4.73         544
INT          World Fuel Services Corporation                               0.27%           30         31.33         940

Financials (20.56%):
AOC          Aon Corporation                                               0.26%           23         39.42         907
ASBC         Associated Banc-Corp                                          2.50%          588         14.53       8,544
AF           Astoria Financial Corporation                                 2.50%          961          8.88       8,534
BBVA SM      Banco Bilbao Vizcaya Argentaria, S.A. #                       0.42%          185          7.68       1,420
BBT          BB&T Corporation                                              2.50%          525         16.27       8,542
FNB          F.N.B. Corporation                                            2.50%        1,183          7.22       8,541
FBP          First BanCorp. +                                              2.50%        2,151          3.97       8,540
FCFS         First Cash Financial Services, Inc. *                         0.12%           29         14.61         424
FFIN         First Financial Bankshares, Inc.                              0.28%           21         46.20         970
FNFG         First Niagara Financial Group, Inc.                           2.50%          804         10.62       8,539
MCO          Moody's Corporation                                           0.13%           21         21.90         460
SAN SM       Santander Central Hispano S.A. #                              0.42%          219          6.49       1,422
SF           Stifel Financial Corp. *                                      0.32%           27         40.51       1,094
SWS          SWS Group, Inc.                                               0.12%           28         14.76         413
TRV          The Travelers Companies, Inc.                                 0.56%           50         38.52       1,926
UL FP        Unibail-Rodamco S.A. #                                        0.43%           11        133.00       1,463
UBSI         United Bankshares, Inc.                                       2.50%          514         16.60       8,532

Health Care (12.59%):
AMGN         Amgen Inc. *                                                  4.90%          332         50.52      16,773
AZN LN       AstraZeneca Plc #                                             0.42%           42         33.94       1,426
BIIB         Biogen Idec Inc. *                                            0.51%           33         52.54       1,734
BMY          Bristol-Myers Squibb Company                                  2.08%          338         21.02       7,105
CNC          Centene Corporation *                                         0.21%           42         17.32         727
CERN         Cerner Corporation *                                          0.19%           15         43.73         656
CHE          Chemed Corporation                                            0.09%            8         38.55         308
CPSI         Computer Programs and Systems, Inc.                           0.08%            9         31.67         285
EBS          Emergent BioSolutions, Inc. *                                 0.12%           31         13.47         418
ENDP         Endo Pharmaceuticals Holdings Inc. *                          0.11%           21         17.27         363
FRX          Forest Laboratories, Inc. *                                   0.14%           22         21.40         471

                        Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       _________      ______     _______     _____________
Health Care (cont'd.):
GILD         Gilead Sciences, Inc. *                                        1.33%        100        $  45.62    $  4,562
HGR          Hanger Orthopedic Group, Inc. *                                0.12%         31           13.11         406
ICUI         ICU Medical, Inc. *                                            0.14%         15           31.85         478
LHCG         LHC Group Inc. *                                               0.11%         18           20.77         374
MRK          Merck & Co. Inc.                                               1.67%        215           26.55       5,708
OSIP         OSI Pharmaceuticals, Inc. *                                    0.12%         11           38.28         421
QCOR         Questcor Pharmaceuticals, Inc. *                               0.09%         63            4.87         307
SEPR         Sepracor Inc. *                                                0.08%         20           14.36         287
VAR          Varian Medical Systems, Inc. *                                 0.08%          9           30.22         272

Industrials (10.16%):
ALGT         Allegiant Travel Company *                                     0.26%         20           44.00         880
BECN         Beacon Roofing Supply, Inc. *                                  0.18%         47           13.21         621
BGG          Briggs & Stratton Corporation                                  2.50%        527           16.20       8,537
CTAS         Cintas Corporation                                             0.13%         18           24.39         439
DPW GY       Deutsche Post AG #                                             0.42%        136           10.49       1,427
DNB          The Dun & Bradstreet Corporation                               0.13%          6           75.47         453
WIRE         Encore Wire Corporation                                        0.15%         23           21.70         499
ITW          Illinois Tool Works Inc.                                       0.53%         60           30.36       1,822
MTZ          MasTec, Inc. *                                                 0.26%         76           11.79         896
SU FP        Schneider Electric S.A. #                                      0.41%         22           63.77       1,403
TKR          The Timken Company                                             2.50%        615           13.89       8,542
TRN          Trinity Industries, Inc.                                       2.50%        922            9.26       8,538
GWW          W.W. Grainger, Inc.                                            0.19%          9           70.56         635

Information Technology (7.17%):
ALTR         Altera Corporation                                             1.06%        208           17.46       3,632
CHKP         Check Point Software Technologies Ltd. +*                      0.40%         63           21.68       1,366
CTSH         Cognizant Technology Solutions Corporation *                   0.19%         33           20.08         663
CSGS         CSG Systems International, Inc. *                              0.14%         34           13.73         467
EPIQ         EPIQ Systems, Inc. *                                           0.18%         35           17.46         611
IDCC         InterDigital, Inc. *                                           0.28%         36           26.75         963
LXK          Lexmark International, Inc. *                                  0.23%         46           16.86         776
LLTC         Linear Technology Corporation                                  0.17%         26           22.85         594
TNDM         Neutral Tandem, Inc. *                                         0.23%         33           23.85         787
ORCL         Oracle Corporation                                             2.08%        402           17.66       7,099
QSII         Quality Systems, Inc.                                          0.39%         30           43.94       1,318
SAI          SAIC, Inc. *                                                   0.21%         38           18.71         711
SWKS         Skyworks Solutions, Inc. *                                     0.39%        166            7.97       1,323
STAR         Starent Networks Corporation *                                 0.32%         70           15.60       1,092
SYNA         Synaptics Incorporated *                                       0.24%         33           24.60         812
TDC          Teradata Corporation *                                         0.49%        103           16.40       1,689
XLNX         Xilinx, Inc.                                                   0.17%         31           19.25         597

                        Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       _________      ______     _______     _____________
Materials (5.51%):
BAS GY       BASF AG #                                                      0.41%          48       $ 29.37     $  1,410
CMP          Compass Minerals International, Inc.                           0.10%           6         56.36          338
EMN          Eastman Chemical Company                                       2.50%         324         26.34        8,534
SXT          Sensient Technologies Corporation                              2.50%         363         23.53        8,541

Telecommunication Services (1.68%):
BELG BB      Belgacom S.A. #                                                0.42%          47         30.47        1,432
DTE GY       Deutsche Telekom AG #                                          0.42%         118         12.04        1,420
FTE FP       France Telecom S.A. #                                          0.42%          64         22.20        1,421
VOD LN       Vodafone Group Plc #                                           0.42%         862          1.65        1,423

Utilities (15.06%):
AEP          American Electric Power Company, Inc.                          2.50%         341         25.08        8,552
CHG          CH Energy Group, Inc.                                          0.21%          16         44.56          713
EOAN GY      E.ON AG #                                                      0.42%          53         27.10        1,436
EIX          Edison International                                           2.50%         302         28.24        8,529
ENEL IM      Enel SpA #                                                     0.42%         306          4.65        1,424
NG/ LN       National Grid Plc #                                            0.42%         194          7.32        1,420
NI           NiSource Inc.                                                  2.50%         880          9.70        8,536
PNW          Pinnacle West Capital Corporation                              2.50%         328         26.01        8,531
PEG          Public Service Enterprise Group Incorporated                   0.11%          13         28.39          369
RWE GY       RWE AG #                                                       0.42%          21         68.69        1,443
SRE          Sempra Energy                                                  2.58%         196         44.90        8,800
SO           The Southern Company                                           0.18%          20         30.34          607
UNS          Unisource Energy Corporation                                   0.30%          36         28.10        1,012
                                                                          _______                               ________
                  Total Investments                                       100.00%                               $341,661
                                                                          =======                               ========
______________________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments

     Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ___________     ______      ________    _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (10.00%):
AM          American Greetings Corporation                              2.50%          869        $  5.10     $  4,432
FO          Fortune Brands, Inc.                                        2.50%          180          24.59        4,426
HHS         Harte-Hanks, Inc.                                           2.50%          841           5.27        4,432
MDP         Meredith Corporation                                        2.50%          268          16.54        4,433

Consumer Staples (10.01%):
ANDE        The Andersons, Inc.                                         2.50%          331          13.40        4,435
CALM        Cal-Maine Foods, Inc.                                       2.50%          198          22.38        4,431
RAI         Reynolds American Inc.                                      2.50%          121          36.61        4,430
UVV         Universal Corporation                                       2.51%          146          30.42        4,441

Energy (10.00%):
OSG         Overseas Shipholding Group, Inc.                            2.50%          194          22.81        4,425
SUN         Sunoco, Inc.                                                2.50%          167          26.51        4,427
TK          Teekay Corporation +                                        2.50%          305          14.51        4,426
TNP         Tsakos Energy Navigation Ltd. +                             2.50%          311          14.26        4,435

Financials (10.00%):
IBOC        International Bancshares Corporation                        2.50%          602           7.36        4,431
MFC         Manulife Financial Corporation +                            2.50%          414          10.70        4,430
SAFT        Safety Insurance Group, Inc.                                2.50%          147          30.14        4,431
STU         Student Loan Corp.                                          2.50%          116          38.20        4,431

Health Care (9.99%):
BVF         Biovail Corporation +                                       2.50%          420          10.55        4,431
BMY         Bristol-Myers Squibb Company                                2.50%          211          21.02        4,435
LLY         Eli Lilly and Company                                       2.50%          135          32.84        4,433
TFX         Teleflex Incorporated                                       2.49%          114          38.78        4,421


                        Schedule of Investments (cont'd.)

     Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ___________     ______      ________    _____________
Industrials (10.00%):
AXB         Alexander & Baldwin, Inc.                                    2.50%         239       $ 18.57      $  4,438
GMT         GATX Corporation                                             2.50%         222         19.97         4,433
HNI         HNI Corporation                                              2.50%         443         10.00         4,430
SSW         Seaspan Corp. +                                              2.50%         520          8.52         4,430

Information Technology (10.00%):
CGNX        Cognex Corporation                                           2.50%         338         13.12         4,435
DBD         Diebold, Incorporated                                        2.50%         210         21.06         4,423
MXIM        Maxim Integrated Products, Inc.                              2.50%         333         13.30         4,429
MOLX        Molex Incorporated                                           2.50%         329         13.48         4,435

Materials (10.00%):
CBT         Cabot Corporation                                            2.50%         443         10.01         4,434
CRS         Carpenter Technology Corporation                             2.50%         321         13.78         4,423
MEOH        Methanex Corporation +                                       2.50%         585          7.57         4,429
X           United States Steel Corporation                              2.50%         206         21.55         4,439

Telecommunication Services (10.01%):
T           AT&T Inc.                                                    2.50%         176         25.16         4,428
CTL         CenturyTel, Inc.                                             2.50%         162         27.31         4,424
TU          TELUS Corporation +                                          2.50%         167         26.50         4,426
VZ          Verizon Communications Inc.                                  2.51%         147         30.22         4,442

Utilities (9.99%):
LNT         Alliant Energy Corporation                                   2.50%         184         24.07         4,429
DTE         DTE Energy Company                                           2.49%         160         27.63         4,421
TEG         Integrys Energy Group, Inc.                                  2.50%         172         25.72         4,424
POM         Pepco Holdings, Inc.                                         2.50%         362         12.25         4,435
                                                                      ________                                ________
                 Total Investments                                     100.00%                                $177,223
                                                                      ========                                ========

______________________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments

    Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009


                                                                        Percentage
                                                                        of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                       Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share       the Trust (2)
___________________________________                                     ___________    ______      ________    _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (6.65%):
AM         American Greetings Corporation                                 0.62%          352       $   5.10    $  1,795
FO         Fortune Brands, Inc.                                           0.62%           73          24.59       1,795
HHS        Harte-Hanks, Inc.                                              0.62%          340           5.27       1,792
LAD LN     Ladbrokes Plc #                                                1.67%        1,852           2.58       4,783
LEG        Leggett & Platt, Incorporated                                  1.25%          280          12.81       3,587
MDP        Meredith Corporation                                           0.62%          108          16.54       1,786
VIV FP     Vivendi S.A. #                                                 1.25%          140          25.66       3,593

Consumer Staples (7.08%):
ANDE       The Andersons, Inc.                                            0.63%          134          13.40       1,796
CALM       Cal-Maine Foods, Inc.                                          0.62%           80          22.38       1,790
KFT        Kraft Foods Inc.                                               1.67%          219          21.84       4,783
RAI        Reynolds American Inc.                                         0.62%           49          36.61       1,794
TATE LN    Tate & Lyle Plc #                                              1.67%        1,335           3.58       4,786
UVV        Universal Corporation                                          1.87%          177          30.42       5,385

Energy (10.45%):
BP/ LN     BP Plc #                                                       1.25%          550           6.53       3,591
CVX        Chevron Corporation                                            1.26%           54          66.80       3,607
ENI IM     Eni SpA #                                                      1.25%          192          18.65       3,580
OSG        Overseas Shipholding Group, Inc.                               0.63%           79          22.81       1,802
857 HK     PetroChina Company Limited #                                   1.67%        6,034           0.79       4,784
REP SM     Repsol YPF, S.A. #                                             1.25%          217          16.51       3,582
RDSB LN    Royal Dutch Shell Plc #                                        1.25%          169          21.28       3,597
SUN        Sunoco, Inc.                                                   0.63%           68          26.51       1,803
TK         Teekay Corporation +                                           0.63%          124          14.51       1,799
TNP        Tsakos Energy Navigation Ltd. +                                0.63%          126          14.26       1,797


                        Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009



                                                                         Percentage
                                                                         of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                        Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                      Price          Shares      Share       the Trust (2)
___________________________________                                      ___________    ______      ________    _____________
Financials (23.34%):
AXP         American Express Company                                        1.66%         373       $ 12.81     $  4,778
ASBC        Associated Banc-Corp                                            1.25%         247         14.53        3,589
AF          Astoria Financial Corporation                                   1.25%         404          8.88        3,588
BBVA SM     Banco Bilbao Vizcaya Argentaria, S.A. #                         1.25%         467          7.68        3,584
3988 HK     Bank of China Ltd. #                                            1.67%      15,124          0.32        4,784
BBT         BB&T Corporation                                                1.25%         221         16.27        3,596
939 HK      China Construction Bank #                                       1.67%       8,794          0.54        4,784
FNB         F.N.B. Corporation                                              1.25%         497          7.22        3,588
FBP         First BanCorp. +                                                1.25%         904          3.97        3,589
FNFG        First Niagara Financial Group, Inc.                             1.25%         338         10.62        3,590
IBOC        International Bancshares Corporation                            0.63%         244          7.36        1,796
EMG LN      Man Group Plc #                                                 1.67%       1,690          2.83        4,786
MFC         Manulife Financial Corporation +                                0.63%         168         10.70        1,798
SAFT        Safety Insurance Group, Inc.                                    0.62%          59         30.14        1,778
SAN SM      Santander Central Hispano S.A. #                                1.25%         553          6.49        3,590
83 HK       Sino Land Company Limited #                                     1.67%       4,812          0.99        4,784
STU         Student Loan Corp.                                              0.62%          47         38.20        1,795
UL FP       Unibail-Rodamco S.A. #                                          1.25%          27        133.00        3,591
UBSI        United Bankshares, Inc.                                         1.25%         216         16.60        3,586

Health Care (5.41%):
AZN LN      AstraZeneca Plc #                                               1.25%         106         33.94        3,598
BVF         Biovail Corporation +                                           0.62%         170         10.55        1,794
BMY         Bristol-Myers Squibb Company                                    0.62%          85         21.02        1,787
LLY         Eli Lilly and Company                                           0.63%          55         32.84        1,806
PFE         Pfizer Inc.                                                     1.67%         349         13.70        4,781
TFX         Teleflex Incorporated                                           0.62%          46         38.78        1,784

Industrials (10.42%):
AXB         Alexander & Baldwin, Inc.                                       0.63%          97         18.57        1,801
BGG         Briggs & Stratton Corporation                                   1.25%         221         16.20        3,580
1199 HK     Cosco Pacific Limited #                                         1.67%       4,783          1.00        4,783
DPW GY      Deutsche Post AG #                                              1.25%         342         10.49        3,589
GMT         GATX Corporation                                                0.63%          90         19.97        1,797
HNI         HNI Corporation                                                 0.62%         179         10.00        1,790
SU FP       Schneider Electric S.A. #                                       1.24%          56         63.77        3,571
SSW         Seaspan Corp. +                                                 0.63%         211          8.52        1,798
TKR         The Timken Company                                              1.25%         258         13.89        3,584
TRN         Trinity Industries, Inc.                                        1.25%         387          9.26        3,584



Page 27

                       Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                        Percentage
                                                                        of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                       Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share       the Trust (2)
___________________________________                                     ___________    ______      ________    _____________
Information Technology (2.49%):
CGNX       Cognex Corporation                                              0.63%          137      $ 13.12     $  1,797
DBD        Diebold, Incorporated                                           0.62%           85        21.06        1,790
MXIM       Maxim Integrated Products, Inc.                                 0.62%          135        13.30        1,795
MOLX       Molex Incorporated                                              0.62%          133        13.48        1,793

Materials (7.90%):
BAS GY     BASF AG #                                                       1.25%          122        29.37        3,583
CBT        Cabot Corporation                                               0.62%          179        10.01        1,792
CRS        Carpenter Technology Corporation                                0.62%          130        13.78        1,791
DD         E.I. du Pont de Nemours and Company                             1.67%          218        21.93        4,781
EMN        Eastman Chemical Company                                        1.25%          136        26.34        3,582
MEOH       Methanex Corporation +                                          0.62%          237         7.57        1,794
SXT        Sensient Technologies Corporation                               1.25%          152        23.53        3,577
X          United States Steel Corporation                                 0.62%           83        21.55        1,789

Telecommunication Services (12.51%):
T          AT&T Inc.                                                       2.29%          261        25.16        6,566
BELG BB    Belgacom S.A. #                                                 1.25%          118        30.47        3,595
BT/A LN    BT Group Plc #                                                  1.67%        4,668         1.02        4,784
CTL        CenturyTel, Inc.                                                0.63%           66        27.31        1,802
DTE GY     Deutsche Telekom AG #                                           1.25%          298        12.04        3,587
FTE FP     France Telecom S.A. #                                           1.25%          162        22.20        3,596
TU         TELUS Corporation +                                             0.63%           68        26.50        1,802
VZ         Verizon Communications Inc.                                     0.62%           59        30.22        1,783
VOD LN     Vodafone Group Plc #                                            2.92%        5,071         1.65        8,373

Utilities (13.75%):
LNT        Alliant Energy Corporation                                      0.63%           75        24.07        1,805
AEP        American Electric Power Company, Inc.                           1.25%          143        25.08        3,586
DTE        DTE Energy Company                                              0.63%           65        27.63        1,796
EOAN GY    E.ON AG #                                                       1.25%          132        27.10        3,577
EIX        Edison International                                            1.25%          127        28.24        3,586
ENEL IM    Enel SpA #                                                      1.25%          771         4.65        3,588
TEG        Integrys Energy Group, Inc.                                     0.63%           70        25.72        1,800
NG/ LN     National Grid Plc #                                             1.25%          490         7.32        3,587
NI         NiSource Inc.                                                   1.25%          370         9.70        3,589
POM        Pepco Holdings, Inc.                                            0.62%          146        12.25        1,789
PNW        Pinnacle West Capital Corporation                               1.25%          138        26.01        3,589
RWE GY     RWE AG #                                                        1.24%           52        68.69        3,572
SRE        Sempra Energy                                                   1.25%           80        44.90        3,592
                                                                         _______                               ________
                Total Investments                                        100.00%                               $287,016
                                                                         =======                               ========
______________________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments

          Target Double Play Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


    At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _______     _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (19.21%):
AAP      Advance Auto Parts, Inc.                                          1.29%            44       $ 41.64      $  1,832
APOL     Apollo Group, Inc. (Class A) *                                    3.93%            71         78.94         5,605
AZO      AutoZone, Inc. *                                                  2.87%            25        163.40         4,085
BWLD     Buffalo Wild Wings Inc. *                                         0.50%            20         35.91           718
DRI      Darden Restaurants, Inc.                                          1.57%            64         34.95         2,237
DLTR     Dollar Tree, Inc. *                                               1.26%            40         44.92         1,797
FDO      Family Dollar Stores, Inc.                                        1.51%            64         33.74         2,159
HOTT     Hot Topic, Inc. *                                                 0.51%            66         10.94           722
ESI      ITT Educational Services, Inc. *                                  1.49%            17        124.75        2,121
JOSB     Jos. A. Bank Clothiers, Inc. *                                    0.50%            26         27.65           719
LEG      Leggett & Platt, Incorporated                                     2.50%           278         12.81         3,561
NFLX     Netflix Inc. *                                                    0.74%            25         42.03         1,051
PNRA     Panera Bread Company (Class A) *                                  0.54%            14         54.82           768

Consumer Staples (3.52%):
GMCR     Green Mountain Coffee Roasters, Inc. *                            0.52%            16         46.49           744
JJSF     J & J Snack Foods Corp.                                           0.50%            21         34.07           716
UVV      Universal Corporation                                             2.50%           117         30.42         3,559

Energy (2.48%):
CVX      Chevron Corporation                                               2.48%            53         66.80         3,540

Financials (17.50%):
ASBC     Associated Banc-Corp                                              2.50%           245         14.53         3,560
AF       Astoria Financial Corporation                                     2.50%           401          8.88         3,561
BBT      BB&T Corporation                                                  2.50%           219         16.27         3,563
FNB      F.N.B. Corporation                                                2.50%           494          7.22         3,567
FBP      First BanCorp. +                                                  2.50%           898          3.97         3,565
FNFG     First Niagara Financial Group, Inc.                               2.50%           336         10.62         3,568
UBSI     United Bankshares, Inc.                                           2.50%           215         16.60         3,569

Health Care (28.99%):
AMGN     Amgen Inc. *                                                     12.47%           352         50.52        17,783
BMY      Bristol-Myers Squibb Company                                     12.47%           846         21.02        17,783
CERN     Cerner Corporation *                                              1.14%            37         43.73         1,618
CHE      Chemed Corporation                                                0.51%            19         38.55           732
CPSI     Computer Programs and Systems, Inc.                               0.51%            23         31.67           728
ENDP     Endo Pharmaceuticals Holdings Inc. *                              0.66%            54         17.27           933
OSIP     OSI Pharmaceuticals, Inc. *                                       0.73%            27         38.28         1,034
SEPR     Sepracor Inc. *                                                   0.50%            50         14.36           718


                        Schedule of Investments (cont'd.)

          Target Double Play Portfolio, 2nd Quarter 2009 Series
                                 FT 1970



                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2009




                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _______     ____________
Industrials (7.50%):
BGG      Briggs & Stratton Corporation                                    2.50%            220       $ 16.20     $  3,564
TKR      The Timken Company                                               2.50%            257         13.89        3,570
TRN      Trinity Industries, Inc.                                         2.50%            385          9.26        3,565

Information Technology (2.74%):
CHKP     Check Point Software Technologies Ltd. +*                        1.49%             98         21.68        2,125
SAI      SAIC, Inc. *                                                     1.25%             95         18.71        1,777

Materials (5.57%):
CMP      Compass Minerals International, Inc.                             0.59%             15         56.36          845
EMN      Eastman Chemical Company                                         2.49%            135         26.34        3,556
SXT      Sensient Technologies Corporation                                2.49%            151         23.53        3,553

Utilities (12.49%):
AEP      American Electric Power Company, Inc.                            2.50%            142         25.08        3,561
EIX      Edison International                                             2.50%            126         28.24        3,558
NI       NiSource Inc.                                                    2.50%            367          9.70        3,560
PNW      Pinnacle West Capital Corporation                                2.50%            137         26.01        3,563
SRE      Sempra Energy                                                    2.49%             79         44.90        3,547
                                                                         _______                                 ________
              Total Investments                                          100.00%                                 $142,560
                                                                         =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments

            Target Growth Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                       Percentage      Number      Market        Cost of
Ticker Symbol and                                                      of Aggregate    of          Value per     Securities to
Name of Issuer of Securities (1)(4)                                    Offering Price  Shares      Share         the Trust (2)
___________________________________                                    ____________    ______      ________      ____________
COMMON STOCKS (100.00%):

Consumer Discretionary (16.68%):
AMZN      Amazon.com, Inc. *                                             3.33%           73        $ 71.44       $  5,215
APOL      Apollo Group, Inc. (Class A) *                                 3.33%           66          78.94          5,210
AZO       AutoZone, Inc. *                                               3.34%           32         163.40          5,229
MCD       McDonald's Corporation                                         3.34%           97          53.92          5,230
TJX       The TJX Companies, Inc.                                        3.34%          203          25.74          5,225

Consumer Staples (6.68%):
CL        Colgate-Palmolive Company                                      3.34%           89          58.79          5,232
LO        Lorillard, Inc.                                                3.34%           83          63.08          5,236

Energy (20.01%):
XOM       Exxon Mobil Corporation                                        3.33%           76          68.63          5,216
MUR       Murphy Oil Corporation                                         3.34%          115          45.52          5,235
NBL       Noble Energy, Inc.                                             3.33%          100          52.21          5,221
OXY       Occidental Petroleum Corporation                               3.34%           93          56.20          5,227
SWN       Southwestern Energy Company *                                  3.34%          172          30.37          5,224
TLM       Talisman Energy Inc. +                                         3.33%          516          10.12          5,222

Health Care (19.98%):
AMGN      Amgen Inc. *                                                   3.32%          103          50.52          5,203
BDX       Becton, Dickinson and Company                                  3.35%           79          66.38          5,244
BIIB      Biogen Idec Inc. *                                             3.32%           99          52.54          5,201
FRX       Forest Laboratories, Inc. *                                    3.33%          244          21.40          5,222
GILD      Gilead Sciences, Inc. *                                        3.32%          114          45.62          5,201
MHS       Medco Health Solutions, Inc. *                                 3.34%          132          39.60          5,227

Industrials (3.32%):
FSLR      First Solar, Inc. *                                            3.32%           38         136.76          5,197

Information Technology (13.34%):
ACN       Accenture Ltd. +                                               3.34%          188          27.83          5,232
CA        CA Inc.                                                        3.34%          303          17.24          5,224
GLW       Corning Incorporated                                           3.34%          406          12.87          5,225
IBM       International Business Machines Corporation                    3.32%           55          94.52          5,199

Materials (19.99%):
AGU       Agrium Inc. +                                                  3.32%          146          35.65          5,205
ABX       Barrick Gold Corporation +                                     3.34%          162          32.28          5,229
MON       Monsanto Company                                               3.33%           63          82.76          5,214
MOS       The Mosaic Company                                             3.33%          122          42.74          5,214
NEM       Newmont Mining Corporation                                     3.33%          115          45.30          5,209
POT       Potash Corporation of Saskatchewan Inc. +                      3.34%           64          81.79          5,235
                                                                       _______                                   ________
                  Total Investments                                    100.00%                                   $156,603
                                                                       =======                                   ========

___________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments

           Target Mega-Cap Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                        Percentage                   Market      Cost of
Ticker Symbol and                                                       of Aggregate     Number      Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   of Shares   Share       the Trust (2)
___________________________________                                     ____________     ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (9.99%):
HD          The Home Depot, Inc.                                          3.33%           411        $ 23.38     $  9,609
LOW         Lowe's Companies, Inc.                                        3.33%           521          18.45        9,613
MCD         McDonald's Corporation                                        3.33%           178          53.92        9,598

Consumer Staples (13.34%):
ADM         Archer-Daniels-Midland Company                                3.33%           351          27.38        9,611
CVS         CVS Caremark Corporation                                      3.33%           352          27.30        9,610
WAG         Walgreen Co.                                                  3.34%           370          25.99        9,616
WMT         Wal-Mart Stores, Inc.                                         3.34%           186          51.76        9,627

Energy (20.00%):
APC         Anadarko Petroleum Corporation                                3.33%           247          38.88        9,603
CVX         Chevron Corporation                                           3.34%           144          66.80        9,619
CEO         CNOOC Limited (ADR) +                                         3.34%            97          99.29        9,631
XOM         Exxon Mobil Corporation                                       3.33%           140          68.63        9,608
OXY         Occidental Petroleum Corporation                              3.33%           171          56.20        9,610
RDS/A       Royal Dutch Shell Plc (ADR) +                                 3.33%           217          44.27        9,607

Financials (3.34%):
TRV         The Travelers Companies, Inc.                                 3.34%           250          38.52        9,630

Health Care (20.00%):
AMGN        Amgen Inc. *                                                  3.33%           190          50.52        9,599
BIIB        Biogen Idec Inc. *                                            3.34%           183          52.54        9,615
BMY         Bristol-Myers Squibb Company                                  3.33%           457          21.02        9,606
GILD        Gilead Sciences, Inc. *                                       3.34%           211          45.62        9,626
MRK         Merck & Co. Inc.                                              3.33%           362          26.55        9,611
WLP         WellPoint, Inc. *                                             3.33%           269          35.73        9,612

Information Technology (20.00%):
AAPL        Apple Inc. *                                                  3.33%            92         104.49        9,613
GLW         Corning Incorporated                                          3.34%           747          12.87        9,614
GOOG        Google Inc. *                                                 3.33%            28         342.69        9,595
ORCL        Oracle Corporation                                            3.33%           544          17.66        9,607
QCOM        QUALCOMM Inc.                                                 3.34%           254          37.87        9,619
TSM         Taiwan Semiconductor Manufacturing Company Ltd. (ADR) +       3.33%         1,081           8.89        9,610

Materials (3.34%):
SQM         Sociedad Quimica y Minera de Chile S.A. (ADR) +               3.34%           362          26.57        9,618

Telecommunication Services (6.66%):
NTT         Nippon Telegraph & Telephone Corporation (ADR) +              3.33%           490          19.61        9,609
DCM         NTT DoCoMo, Inc. (ADR) +                                      3.33%           678          14.17        9,607

Utilities (3.33%):
DUK         Duke Energy Corporation                                       3.33%           681          14.11        9,609
                                                                        _______                                  ________
                 Total Investments                                      100.00%                                  $288,362
                                                                        =======                                  ========

_____________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments

           Target Small-Cap Portfolio, 2nd Quarter 2009 Series
                                 FT 1970


At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                       Percentage      Number      Market        Cost of
Ticker Symbol and                                                      of Aggregate    of          Value per     Securities to
Name of Issuer of Securities (1)                                       Offering Price  Shares      Share         the Trust (2)
________________________________                                       ____________    ______      ________      ____________
COMMON STOCKS (100.00%):

Consumer Discretionary (24.42%):
RNT       Aaron Rents, Inc.                                              4.01%          239        $  26.74      $  6,391
APEI      American Public Education, Inc. *                              2.64%           97           43.49         4,219
BWLD      Buffalo Wild Wings Inc. *                                      2.32%          103           35.91         3,699
CRI       Carter's, Inc. *                                               3.68%          315           18.62         5,865
CSTR      Coinstar, Inc. *                                               3.27%          164           31.80         5,215
FRED      Fred's, Inc.                                                   1.56%          218           11.40         2,485
FSYS      Fuel Systems Solutions Inc. *                                  0.83%           96           13.72         1,317
HIBB      Hibbett Sports Inc. *                                          1.87%          161           18.50         2,979
JOSB      Jos. A. Bank Clothiers, Inc. *                                 1.77%          102           27.65         2,820
PETS      PetMed Express, Inc. *                                         1.33%          132           16.10         2,125
WTSLA     The Wet Seal, Inc. (Class A) *                                 1.14%          524            3.47         1,818

Consumer Staples (8.73%):
DMND      Diamond Foods, Inc.                                            1.52%           92           26.30         2,420
GMCR      Green Mountain Coffee Roasters, Inc. *                         4.05%          139           46.49         6,462
THS       TreeHouse Foods, Inc. *                                        3.16%          174           29.02         5,049

Energy (5.25%):
USU       USEC Inc. *                                                    1.91%          645            4.73         3,051
INT       World Fuel Services Corporation                                3.34%          170           31.33         5,326

Financials (10.15%):
FCFS      First Cash Financial Services, Inc. *                          1.50%          164           14.61         2,396
FFIN      First Financial Bankshares, Inc.                               3.39%          117           46.20         5,405
SF        Stifel Financial Corp. *                                       3.83%          151           40.51         6,117
SWS       SWS Group, Inc.                                                1.43%          155           14.76         2,288

Health Care (9.47%):
CNC       Centene Corporation *                                          2.57%          237           17.32         4,105
EBS       Emergent BioSolutions, Inc. *                                  1.47%          174           13.47         2,344
HGR       Hanger Orthopedic Group, Inc. *                                1.40%          171           13.11         2,242
ICUI      ICU Medical, Inc. *                                            1.62%           81           31.85         2,580
LHCG      LHC Group Inc. *                                               1.34%          103           20.77         2,139
QCOR      Questcor Pharmaceuticals, Inc. *                               1.07%          352            4.87         1,714

Industrials (10.14%):
ALGT      Allegiant Travel Company *                                     3.06%          111           44.00         4,884
BECN      Beacon Roofing Supply, Inc. *                                  2.18%          263           13.21         3,474
WIRE      Encore Wire Corporation                                        1.77%          130           21.70         2,821
MTZ       MasTec, Inc. *                                                 3.13%          424           11.79         4,999

Information Technology (25.89%):
CSGS      CSG Systems International, Inc. *                              1.66%          193           13.73         2,650
EPIQ      EPIQ Systems, Inc. *                                           2.16%          197           17.46         3,440
IDCC      InterDigital, Inc. *                                           3.35%          200           26.75         5,350
TNDM      Neutral Tandem, Inc. *                                         2.76%          185           23.85         4,412
QSII      Quality Systems, Inc.                                          4.63%          168           43.94         7,382
SWKS      Skyworks Solutions, Inc. *                                     4.66%          932            7.97         7,428
STAR      Starent Networks Corporation *                                 3.85%          394           15.60         6,146
SYNA      Synaptics Incorporated *                                       2.82%          183           24.60         4,502

Utilities (5.95%):
CHG       CH Energy Group, Inc.                                          2.43%           87           44.56         3,877
UNS       Unisource Energy Corporation                                   3.52%          200           28.10         5,620
                                                                       _______                                  _________
                  Total Investments                                    100.00%                                   $159,556
                                                                       =======                                  =========

___________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments
                 Target VIP Conservative Equity Portfolio, 2nd
                          Quarter 2009 Series FT 1970


     At the Opening of Business on theInitial Date of Deposit-March 31, 2009



                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (11.76%):
AAP         Advance Auto Parts, Inc.                                       0.25%            15      $ 41.64     $   625
APOL        Apollo Group, Inc. (Class A) *                                 1.49%            47        78.94       3,710
AZO         AutoZone, Inc. *                                               1.11%            17       163.40       2,778
BWLD        Buffalo Wild Wings Inc. *                                      0.10%             7        35.91         251
DRI         Darden Restaurants, Inc.                                       0.31%            22        34.95         769
DLTR        Dollar Tree, Inc. *                                            0.25%            14        44.92         629
FDO         Family Dollar Stores, Inc.                                     0.30%            22        33.74         742
HOTT        Hot Topic, Inc. *                                              0.10%            23        10.94         252
ESI         ITT Educational Services, Inc. *                               0.30%             6       124.75         748
JOSB        Jos. A. Bank Clothiers, Inc. *                                 0.10%             9        27.65         249
LAD LN      Ladbrokes Plc #                                                0.67%           642         2.58       1,658
MCD         McDonald's Corporation                                         6.52%           301        53.92      16,230
NFLX        Netflix Inc. *                                                 0.15%             9        42.03         378
PNRA        Panera Bread Company (Class A) *                               0.11%             5        54.82         274

Consumer Staples (15.12%):
CPB         Campbell Soup Company                                          0.64%            59        27.00       1,593
CL          Colgate-Palmolive Company                                      1.98%            84        58.79       4,938
GMCR        Green Mountain Coffee Roasters, Inc. *                         0.11%             6        46.49         279
JJSF        J & J Snack Foods Corp.                                        0.11%             8        34.07         273
KFT         Kraft Foods Inc.                                               3.67%           418        21.84       9,129
PM          Philip Morris International Inc.                               4.94%           335        36.73      12,305
PG          The Procter & Gamble Company                                   3.00%           158        47.28       7,470
TATE LN     Tate & Lyle Plc #                                              0.67%           463         3.58       1,660

Energy (13.74%):
CVX         Chevron Corporation                                            8.04%           300        66.80      20,040
DO          Diamond Offshore Drilling, Inc.                                0.32%            12        65.82         790
XOM         Exxon Mobil Corporation                                        3.00%           109        68.63       7,481
OXY         Occidental Petroleum Corporation                               1.71%            76        56.20       4,271
857 HK      PetroChina Company Limited #                                   0.67%         2,092         0.79       1,659

Financials (9.15%):
AXP         American Express Company                                       0.66%           129        12.81       1,652
AOC         Aon Corporation                                                1.61%           102        39.42       4,021
3988 HK     Bank of China Ltd. #                                           0.67%         5,243         0.32       1,658
939 HK      China Construction Bank #                                      0.67%         3,049         0.54       1,659
EMG LN      Man Group Plc #                                                0.66%           585         2.83       1,657
MCO         Moody's Corporation                                            0.81%            92        21.90       2,015
83 HK       Sino Land Company Limited #                                    0.67%         1,668         0.99       1,658
TRV         The Travelers Companies, Inc.                                  3.40%           220        38.52       8,474


                        Schedule of Investments (cont'd.)

        Target VIP Conservative Equity Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


    At the Opening of Business on the Initial Date of Deposit-March 31, 2009



                                                                          Percentage       Number    Market      Cost of
Ticker Symbol and                                                         of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                       Offering Price   Shares    per Share   the Trust (2)
___________________________________                                       ______________   ______    _________   ____________
Health Care (17.30%):
AMGN        Amgen Inc. *                                                    9.06%           447      $50.52      $ 22,582
BMY         Bristol-Myers Squibb Company                                    2.49%           295       21.02         6,201
CERN        Cerner Corporation *                                            0.23%            13       43.73           568
CHE         Chemed Corporation                                              0.11%             7       38.55           270
CPSI        Computer Programs and Systems, Inc.                             0.10%             8       31.67           253
ENDP        Endo Pharmaceuticals Holdings Inc. *                            0.13%            19       17.27           328
FRX         Forest Laboratories, Inc. *                                     0.82%            95       21.40         2,033
MRK         Merck & Co. Inc.                                                2.99%           281       26.55         7,461
OSIP        OSI Pharmaceuticals, Inc. *                                     0.14%             9       38.28           344
PFE         Pfizer Inc.                                                     0.66%           121       13.70         1,658
SEPR        Sepracor Inc. *                                                 0.10%            18       14.36           258
VAR         Varian Medical Systems, Inc. *                                  0.47%            39       30.22         1,179

Industrials (11.76%):
BA          The Boeing Company                                              2.99%           210       35.52         7,459
CAT         Caterpillar Inc.                                                2.99%           271       27.53         7,461
1199 HK     Cosco Pacific Limited #                                         0.67%         1,658        1.00         1,658
DNB         The Dun & Bradstreet Corporation                                0.82%            27       75.47         2,038
ITW         Illinois Tool Works Inc.                                        3.21%           263       30.36         7,985
GWW         W.W. Grainger, Inc.                                             1.08%            38       70.56         2,681

Information Technology (13.18%):
ALTR        Altera Corporation                                              5.33%           760       17.46        13,270
CHKP        Check Point Software Technologies Ltd. +*                       0.30%            34       21.68           737
INTC        Intel Corporation                                               3.00%           507       14.72         7,463
LXK         Lexmark International, Inc. *                                   1.35%           200       16.86         3,372
SAI         SAIC, Inc. *                                                    0.25%            33       18.71           617
TDC         Teradata Corporation *                                          2.95%           448       16.40         7,347

Materials (0.78%):
CMP         Compass Minerals International, Inc.                            0.11%             5       56.36           282
DD          E.I. du Pont de Nemours and Company                             0.67%            76       21.93         1,667

Telecommunication Services (5.01%):
T           AT&T Inc.                                                       3.67%           363       25.16         9,133
BT/A LN     BT Group Plc #                                                  0.67%         1,618        1.02         1,658
VOD LN      Vodafone Group Plc #                                            0.67%         1,004        1.65         1,658

Utilities (2.20%):
PEG         Public Service Enterprise Group Incorporated                    0.65%            57       28.39         1,618
SRE         Sempra Energy                                                   0.49%            27       44.90         1,212
SO          The Southern Company                                            1.06%            87       30.34         2,640
                                                                          _______                                ________
                 Total Investments                                        100.00%                                $249,066
                                                                          =======                                ========

______________________

See "Notes to Schedules of Investments" on page 48.


                             Schedule of Investments

     Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2009 Series
                                     FT 1970


    At the Opening of Business on the Initial Date of Deposit-March 31, 2009


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ___________     ______      ________    __________
COMMON STOCKS (100.00%):

Consumer Discretionary (14.99%):
BBY      Best Buy Co., Inc.                                            2.49%           102        $36.97      $  3,771
DRI      Darden Restaurants, Inc.                                      2.50%           108         34.95         3,775
DTV      The DIRECTV Group, Inc. *                                     2.50%           169         22.40         3,786
GME      GameStop Corporation (Class A) *                              2.51%           140         27.07         3,790
PETM     PetSmart, Inc.                                                2.49%           177         21.32         3,774
ROST     Ross Stores, Inc.                                             2.50%           104         36.40         3,786

Consumer Staples (15.00%):
ADM      Archer-Daniels-Midland Company                                2.50%           138         27.38         3,778
HNZ      H.J. Heinz Company                                            2.50%           114         33.19         3,784
K        Kellogg Company                                               2.51%           104         36.48         3,794
KR       The Kroger Co.                                                2.50%           176         21.45         3,775
PAS      PepsiAmericas, Inc.                                           2.50%           221         17.09         3,777
SWY      Safeway Inc.                                                  2.49%           187         20.17         3,772

Energy (5.01%):
SUN      Sunoco, Inc.                                                  2.51%           143         26.51         3,791
TSO      Tesoro Corporation                                            2.50%           286         13.23         3,784

Health Care (19.98%):
AET      Aetna Inc.                                                    2.50%           161         23.52         3,787
ABC      AmerisourceBergen Corporation                                 2.50%           117         32.26         3,774
DVA      DaVita, Inc. *                                                2.49%            86         43.78         3,765
ENDP     Endo Pharmaceuticals Holdings Inc. *                          2.50%           219         17.27         3,782
ESRX     Express Scripts, Inc. *                                       2.50%            84         45.03         3,782
HUM      Humana Inc. *                                                 2.49%           150         25.14         3,771
UNH      UnitedHealth Group Incorporated                               2.50%           184         20.54         3,779
WLP      WellPoint, Inc. *                                             2.50%           106         35.73         3,787

Industrials (20.03%):
ATK      Alliant Techsystems Inc. *                                    2.50%            59         64.00         3,776
FLR      Fluor Corporation                                             2.51%           109         34.83         3,796
ITT      ITT Corp.                                                     2.49%            98         38.42         3,765
JEC      Jacobs Engineering Group Inc. *                               2.50%            98         38.58         3,781
KBR      KBR, Inc.                                                     2.50%           276         13.68         3,776
LMT      Lockheed Martin Corporation                                   2.51%            55         69.01         3,796
COL      Rockwell Collins, Inc.                                        2.51%           117         32.41         3,792
UTX      United Technologies Corporation                               2.51%            89         42.60         3,791

Information Technology (14.99%):
ACS      Affiliated Computer Services, Inc. (Class A) *                2.51%            79         48.04         3,795
ADS      Alliance Data Systems Corporation *                           2.49%           111         33.99         3,773
CSC      Computer Sciences Corporation *                               2.50%           103         36.68         3,778
HEW      Hewitt Associates, Inc. *                                     2.49%           129         29.23         3,771
IBM      International Business Machines Corporation                   2.50%            40         94.52         3,781
SAI      SAIC, Inc. *                                                  2.50%           202         18.71         3,779

Materials (4.99%):
BLL      Ball Corporation                                              2.49%            87         43.29         3,766
FMC      FMC Corporation                                               2.50%            90         42.03         3,783

Utilities (5.01%):
CMS      CMS Energy Corporation                                        2.50%           321         11.77         3,778
UGI      UGI Corporation                                               2.51%           160         23.70         3,792
                                                                      _______                                 ________
              Total Investments                                       100.00%                                 $151,233
                                                                      =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 48.

                             Schedule of Investments

           Value Line(R) Target 25 Portfolio, 2nd, Quarter 2009 Series
                                     FT 1970


                        At the Opening of Business on the
                     Initial Date of Deposit-March 31, 2009



                                                                        Percentage
                                                                        of Aggregate    Number      Market        Cost of
Ticker Symbol and                                                       Offering        of          Value per     Securities to
Name of Issuer of Securities (1)(4)                                     Price           Shares      Share         the Trust (2)
___________________________________                                     _________       ______      _________     _________
COMMON STOCKS (100.00%):

Consumer Discretionary (33.38%):
AAP         Advance Auto Parts, Inc.                                     2.54%          104         $ 41.64       $  4,331
APOL        Apollo Group, Inc. (Class A) *                               7.83%          169           78.94         13,341
AZO         AutoZone, Inc. *                                             5.76%           60          163.40          9,804
BWLD        Buffalo Wild Wings Inc. *                                    1.01%           48           35.91          1,724
DRI         Darden Restaurants, Inc.                                     3.12%          152           34.95          5,312
DLTR        Dollar Tree, Inc. *                                          2.56%           97           44.92          4,357
FDO         Family Dollar Stores, Inc.                                   3.01%          152           33.74          5,128
HOTT        Hot Topic, Inc. *                                            1.00%          156           10.94          1,707
ESI         ITT Educational Services, Inc. *                             3.00%           41          124.75          5,115
JOSB        Jos. A. Bank Clothiers, Inc. *                               1.01%           62           27.65          1,714
NFLX        Netflix Inc. *                                               1.48%           60           42.03          2,522
PNRA        Panera Bread Company (Class A) *                             1.06%           33           54.82          1,809

Consumer Staples (2.01%):
GMCR        Green Mountain Coffee Roasters, Inc. *                       1.01%           37           46.49          1,720
JJSF        J & J Snack Foods Corp.                                      1.00%           50           34.07          1,704

Health Care (57.97%):
AMGN        Amgen Inc. *                                                24.97%          842           50.52         42,538
BMY         Bristol-Myers Squibb Company                                24.98%        2,024           21.02         42,544
CERN        Cerner Corporation *                                         2.26%           88           43.73          3,848
CHE         Chemed Corporation                                           1.02%           45           38.55          1,735
CPSI        Computer Programs and Systems, Inc.                          1.00%           54           31.67          1,710
ENDP        Endo Pharmaceuticals Holdings Inc. *                         1.30%          128           17.27          2,211
OSIP        OSI Pharmaceuticals, Inc. *                                  1.44%           64           38.28          2,450
SEPR        Sepracor Inc. *                                              1.00%          119           14.36          1,709

Information Technology (5.45%):
CHKP        Check Point Software Technologies Ltd. +*                    2.97%          233           21.68          5,051
SAI         SAIC, Inc. *                                                 2.48%          226           18.71          4,228

Materials (1.19%):
CMP         Compass Minerals International, Inc.                         1.19%           36           56.36          2,029
                                                                       _______                                    ________
                 Total Investments                                     100.00%                                    $170,341
                                                                       =======                                    ========
___________

See "Notes to Schedules of Investments" on page 48.


Page 47


                    NOTES TO SCHEDULES OF INVESTMENTS

(1) All Securities are represented by regular way contracts to purchase such Securities which are backed by an irrevocable letter of credit deposited with the Trustee. The Sponsor entered into purchase contracts for the Securities on March 31, 2009. Such purchase contracts are expected to settle within three business days.

(2) The cost of the Securities to a Trust represents the aggregate underlying value with respect to the Securities acquired-generally determined by the closing sale prices of the Securities on the applicable exchange (where applicable, converted into U.S. dollars at the exchange rate at the Evaluation Time) at the Evaluation Time on the business day prior to the Initial Date of Deposit. The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. The valuation of the Securities has been determined by the Evaluator, an affiliate of the Sponsor. In accordance with Statement of Financial Accounting Standards No. 157 "Fair Value Measurements," each Trust's investments are classified as Level 1, which refers to securities traded in an active market. The cost of the Securities to the Sponsor and the Sponsor's loss (which is the difference between the cost of the Securities to the Sponsor and the cost of the Securities to a Trust) are set forth below:

                                                                            Cost of Securities    Profit
                                                                            to Sponsor            (Loss)
                                                                            __________________    ______
The Dow (R) Target 5 Portfolio, 2nd Quarter 2009 Series                     $134,953              $(1,728)
The Dow (R) Target Dividend Portfolio, 2nd Quarter 2009 Series               166,650               (2,308)
Global Target 15 Portfolio, 2nd Quarter 2009 Series                          160,602               (4,004)
MSCI EAFE Target 20 Portfolio, 2nd Quarter 2009 Series                       170,679               (2,936)
The Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2009 Series                   177,716               (1,794)
NYSE (R) International Target 25 Portfolio, 2nd Quarter 2009 Series          168,993               (5,236)
The S&P Target 24 Portfolio, 2nd Quarter 2009 Series                         175,634               (1,648)
S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series                        179,716               (3,196)
Target 50/50 Portfolio, 2nd Quarter 2009 Series                              346,061               (4,400)
Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series               180,090               (2,867)
Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series            292,313               (5,297)
Target Double Play Portfolio, 2nd Quarter 2009 Series                        144,422               (1,862)
Target Growth Portfolio, 2nd Quarter 2009 Series                             158,076               (1,473)
Target Mega-Cap Portfolio, 2nd Quarter 2009 Series                           290,752               (2,390)
Target Small-Cap Portfolio, 2nd Quarter 2009 Series                          161,858               (2,302)
Target VIP Conservative Equity Portfolio, 2nd Quarter 2009 Series            251,966               (2,900)
Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2009 Series       152,511               (1,278)
Value Line(R) Target 25 Portfolio, 2nd Quarter 2009 Series                   172,397               (2,056)

(3) Current Dividend Yield for each Security was calculated by dividing the most recent annualized ordinary dividend declared or paid on a Security (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend) by that Security's closing sale price at the Evaluation Time on the business day prior to the Initial Date of Deposit, without consideration of foreign withholding or changes in currency exchange rates, if applicable.

(4) Common stocks of companies headquartered or incorporated outside the United States comprise the percentage of the investments of the Trusts as indicated:
   The Dow(R)Target Dividend Portfolio, 2nd Quarter 2009 Series , 5.00% Global Target 15 Portfolio, 2nd Quarter 2009 Series, 66.68%
   MSCI EAFE Target 20 Portfolio, 2nd Quarter 2009 Series, 100.00%
   The Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2009 Series, 1.84%
   NYSE(R) International Target 25 Portfolio, 2nd Quarter 2009 Series,100.00% S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series, 1.11%
   Target 50/50 Portfolio, 2nd Quarter 2009 Series, 11.27%
   Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series, 17.50% Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series,47.32% Target Double Play Portfolio, 2nd Quarter 2009 Series, 3.99%
   Target Growth Portfolio, 2nd Quarter 2009 Series, 16.67%
   Target Mega-Cap Portfolio, 2nd Quarter 2009 Series, 20.00%
   Target VIP Conservative Equity Portfolio, 2nd Quarter 2009 Series, 6.99% Value Line(R) Target 25 Portfolio, 2nd Quarter 2009 Series, 2.97%


Page 48


(5) Securities of companies in the following sectors comprise the percentage of the investments of the Trusts as indicated:

Global Target 15 Portfolio, 2nd Quarter 2009 Series:
  Consumer Discretionary, 6.67%; Consumer Staples, 13.32%; Energy, 6.66%; Financials, 33.35%; Health Care, 6.66%; Industrials, 6.67%; Materials, 6.66%; Telecommunication Services, 20.01%

MSCI EAFE Target 20 Portfolio, 2nd Quarter 2009 Series:
  Consumer Discretionary, 20.00%; Consumer Staples, 10.00%; Energy, 20.00%; Industrials, 15.00%; Information Technology, 5.00%; Materials, 10.00%; Telecommunication Services, 20.00%

NYSE(R) International Target 25 Portfolio, 2nd Quarter 2009 Series:
  Consumer Discretionary, 4.00%; Energy, 8.00%; Financials, 52.00%; Information Technology, 4.00%; Materials, 8.00%; Telecommunication Services, 16.00%; Utilities, 8.00%

(6) As of the Initial Date of Deposit, this Security has suspended paying dividends.

(7) This Security represents the common stock of a Real Estate Investment Trust ("REIT"). REITs comprise approximately 5.55% of the investments of the S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series.

+ This Security represents the common stock of a foreign company which trades directly, or through an American Depositary Receipt ("ADR"), on a U.S. national securities exchange.

# This Security represents the common stock of a foreign company which trades directly on a foreign securities exchange.

* This Security has not paid a cash dividend during the 12 months prior to the Initial Date of Deposit.

                              The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series. The series to which this prospectus relates, FT 1970, consists of 18 separate portfolios set forth below:

- Dow(R) Target 5 2Q '09 - Term 6/30/10
  (The Dow(R) Target 5 Portfolio, 2nd Quarter 2009 Series)
- Dow(R) Target Dvd. 2Q '09 - Term 6/30/10 (The
  Dow(R) Target Dividend Portfolio, 2nd Quarter 2009 Series)
- Global Target 15 2Q '09 - Term 6/30/10
  (Global Target 15 Portfolio, 2nd Quarter 2009 Series)
- MSCI EAFE Target 20 2Q '09 - Term 6/30/10
  (MSCI EAFE Target 20 Portfolio, 2nd Quarter 2009 Series)
- Nasdaq(R) Target 15 2Q '09 - Term 6/30/10
  (The Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2009 Series)
- NYSE(R) Intl. Target 25 2Q '09 - Term 6/30/10
  (NYSE(R) International Target 25 Portfolio, 2nd Quarter 2009 Series)
- S&P Target 24 2Q '09 - Term 6/30/10
  (The S&P Target 24 Portfolio, 2nd Quarter 2009 Series)
- S&P Target SMid 60 2Q '09 - Term 6/30/10
  (S&P Target SMid 60 Portfolio, 2nd Quarter 2009 Series)
- Target 50/50 2Q '09 - Term 6/30/10
  (Target 50/50 Portfolio, 2nd Quarter 2009 Series)
- Target Divsd. Dvd. 2Q '09 - Term 6/30/10
  (Target Diversified Dividend Portfolio, 2nd Quarter 2009 Series)
- Target Dvd. Multi-Strat. 2Q '09 - Term 6/30/10
  (Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2009 Series)
- Target Dbl. Play 2Q '09 - Term 6/30/10
  (Target Double Play Portfolio, 2nd Quarter 2009 Series)
- Target Growth 2Q '09 - Term 6/30/10
  (Target Growth Portfolio, 2nd Quarter 2009 Series)
- Target Mega-Cap 2Q '09 - Term 6/30/10
  (Target Mega-Cap Portfolio, 2nd Quarter 2009 Series)
- Target Small-Cap 2Q '09 - Term 6/30/10
  (Target Small-Cap Portfolio, 2nd Quarter 2009 Series)
- Target VIP Cons. Eqty. 2Q '09 - Term 6/30/10
  (Target VIP Conservative Equity Portfolio, 2nd Quarter 2009 Series)
- Value Line(R) Divsd. Target 40 2Q '09 - Term 6/30/10
  (Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2009 Series)
- Value Line(R) Target 25 2Q '09 - Term 6/30/10
  (Value Line(R) Target 25 Portfolio, 2nd Quarter 2009 Series)

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York Mellon as Trustee, FTP Services LLC ("FTPS") as FTPS Unit Servicing Agent and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

YOU MAY GET MORE SPECIFIC DETAILS CONCERNING THE NATURE, STRUCTURE AND RISKS OF THIS PRODUCT IN AN "INFORMATION SUPPLEMENT" BY CALLING THE SPONSOR AT 1-800-621-1675, EXT. 1.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

After the Initial Date of Deposit, we may deposit additional Securities in a Trust, or cash (including a letter of credit or the equivalent) with instructions to buy more Securities, to create new Units for sale. If we create additional Units, we will attempt, to the extent practicable, to maintain the percentage relationship established among the Securities on the Initial Date of Deposit (as set forth in "Schedule of Investments" for each Trust), adjusted to reflect the sale, redemption or liquidation of any of the Securities or any stock split or a merger or other similar event affecting the issuer of the Securities.

Since the prices of the Securities will fluctuate daily, the ratio of Securities in a Trust, on a market value basis, will also change daily. The portion of Securities represented by each Unit will not change as a result of the deposit of additional Securities or cash in a Trust. If we deposit cash, you and new investors may experience a dilution of your investment. This is because prices of Securities will fluctuate between the time of the cash deposit and the purchase of the Securities, and because the Trusts pay the associated brokerage fees. To reduce this dilution, the Trusts will try to buy the Securities as close to the Evaluation Time and as close to the evaluation price as possible. In addition, because the Trusts pay the brokerage fees associated with the creation of new Units and with the sale of Securities to meet redemption and exchange requests, frequent redemption and exchange activity will likely result in higher brokerage expenses.

An affiliate of the Trustee may receive these brokerage fees or the Trustee may retain and pay us (or our affiliate) to act as agent for a Trust to buy Securities. If we or an affiliate of ours act as agent to a Trust, we will be subject to the restrictions under the Investment Company Act of 1940, as amended (the "1940 Act").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Securities may periodically be sold under certain circumstances to satisfy Trust obligations, to meet redemption requests and, as described in "Removing Securities from a

Trust," to maintain the sound investment character of the Trusts, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities. However, if a contract for the purchase of any of the Securities initially deposited in a Trust fails, unless we can purchase substitute Securities ("Replacement Securities") we will refund to you that portion of the purchase price and transactional sales charge resulting from the failed contract on the next Distribution Date. Any Replacement Security a Trust acquires will be identical to those from the failed contract.

                                Portfolios

Objective.

When you invest in a Trust you are purchasing a quality portfolio of attractive common stocks in one convenient purchase. The objective of each Trust is to provide the potential for an above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek to provide the potential for above- average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted.

               The Dow(R) Target 5 Portfolio

The Dow(R) Target 5 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Dow (R) Target 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. Investing in stocks with high dividend yields may be effective in achieving the investment objective of the Trust, because regular dividends are common for established companies, and dividends have historically accounted for a large portion of the total return on stocks. The Dow (R) Target 5 Strategy seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in the Dow Jones Industrial Average(sm) ("DJIA(sm)").

The Dow(R) Target 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by dividend yield as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 highest dividend-yielding stocks from this group.

Step 3: From the 10 stocks selected in Step 2, we select an equally-weighted portfolio of the five stocks with the lowest per share stock price for The Dow (R) Target 5 Strategy.


Based on the composition of the portfolio on the Initial Date of Deposit, The Dow(R) Target 5 Portfolio is considered to be a Large-Cap Value Trust.


                   The Dow(R) Target Dividend Portfolio

The Dow(R) Target Dividend Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend Index(sm) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book as a means to achieving its investment objective.

The Dow(R) Target Dividend Strategy stocks are determined as follows:

Step 1: We rank all 100 stocks contained in the Dow Jones U.S. Select Dividend Index(sm) as of two business days prior to the date of this prospectus (best [1] to worst [100]) by:

- Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

- Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

Step 2: We then select an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors for The Dow(R) Target Dividend Strategy.

Companies which, as of the selection date, Dow Jones has announced will be removed from the Dow Jones U.S. Select Dividend Index(sm), or that are likely to be removed, based on Dow Jones selection criteria, from the Dow Jones U.S. Select Dividend Index(sm) within thirty days from the selection date, have been removed from the universe of securities from which The Dow(R) Target Dividend Strategy stocks are selected.

                        Global Target 15 Portfolio

The Global Target 15 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Global Target 15 Strategy seeks to uncover stocks that may be out of favor or undervalued. The Trust seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in a particular index. The Global Target 15 Strategy stocks are determined as follows:

Step 1: We rank all stocks contained in the DJIA(sm), the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index by dividend yield as of the business day prior to the date of this prospectus in the case of DJIA(sm) stocks or the business day prior to the date of this prospectus in the case of FT Index and Hang Seng Index stocks.

Step 2: We select the 10 highest dividend-yielding stocks in each respective index.

Step 3: We select an approximately equally-weighted portfolio of the five stocks with the lowest per share stock price of the 10 highest dividend-yielding stocks in each respective index as of their respective selection date for the Global Target 15 Strategy.


Based on the composition of the portfolio on the Initial Date of Deposit, the Global Target 15 Portfolio is considered to be a Large-Cap Value Trust.


                      MSCI EAFE Target 20 Portfolio

The MSCI EAFE Target 20 Strategy selects 20 common stocks from the MSCI EAFE Index(R). The MSCI EAFE Target 20 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the MSCI EAFE Index(R) as of two business days prior to the date of this prospectus.

Step 2: We then select the 200 largest by market capitalization that meet both of the following three-month average daily trading volume liquidity screens:

- Minimum of $5 million traded.
- Minimum of 100,000 shares traded.

Step 3: The remaining stocks are ranked on four factors:

- Price to cash flow.
- Price to book.
- Return on assets.
- Momentum.

Step 4: We purchase an approximately equally-weighted portfolio of the 20 stocks with the highest combined ranking on the four factors, subject to a maximum of four stocks from any one of the ten major market sectors and a maximum of four stocks from any single country.


Based on the composition of the portfolio on the Initial Date of Deposit, the MSCI EAFE Target 20 Portfolio is considered to be a Large- Cap Value Trust.


                    The Nasdaq(R) Target 15 Portfolio

The Nasdaq(R) Target 15 Strategy selects a portfolio of the 15 Nasdaq-100 Index(R) stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow as a means to achieving its investment objective. The Nasdaq(R) Target 15 Strategy stocks are determined as follows:

Step 1: We select stocks which are components of the Nasdaq-100 Index(R) as of two business days prior to the date of this prospectus and numerically rank them by 12-month price appreciation (best [1] to worst [100]).

Step 2: We then numerically rank the stocks by six-month price appreciation.

Step 3: The stocks are then numerically ranked by return on assets ratio.

Step 4: We then numerically rank the stocks by the ratio of cash flow per share to stock price.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 15 stocks with the lowest sums for The
Nasdaq(R) Target 15 Strategy.

The Securities which comprise The Nasdaq(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than approximately 1% or 25% or more of The Nasdaq(R) Target 15 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.


Based on the composition of the portfolio on the Initial Date of Deposit, The Nasdaq(R) Target 15 Portfolio is considered to be a Large- Cap Growth Trust.


                NYSE (R) International Target 25 Portfolio

Incorporating international investments into an overall portfolio can offer benefits such as diversification, reduced volatility and the potential for enhanced performance. The NYSE (R) International Target 25 Portfolio provides investors with a way to strategically invest in foreign companies. The NYSE (R) International Target 25 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the NYSE International 100 Index(sm) as of two business days prior to the date of this prospectus.

The index consists of the 100 largest non-U.S. stocks trading on the NYSE.

Step 2: We screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

Step 3: We rank each remaining stock on two factors:

- Price to book; and
- Price to cash flow.

Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

Step 4: We purchase an approximately equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors.


Based on the composition of the portfolio on the Initial Date of Deposit, the NYSE (R) International Target 25 Portfolio is considered to be a Large-Cap Value Trust.


                       The S&P Target 24 Portfolio

The S&P Target 24 Strategy selects 24 common stocks from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") which are based on the following steps:

Step 1: All of the economic sectors in the S&P 500 Index are ranked by market capitalization as of two business days prior to the date of this prospectus and the eight largest sectors are selected.

Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

- Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

- Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

- Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months in which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P Target 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.


Based on the composition of the portfolio on the Initial Date of Deposit, The S&P Target 24 Portfolio is considered to be a Large-Cap Blend Trust.


                       S&P Target SMid 60 Portfolio

This small and mid-capitalization strategy is designed to identify stocks with improving fundamental performance and sentiment. The S&P Target SMid 60 Strategy focuses on small and mid-size companies because we believe they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The S&P Target SMid 60 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") (excluding Registered Investment
Companies, Limited Partnerships and Business Development Companies) as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks in each index by price to book value and select the best quartile from each index-100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio.

Step 3: We rank each remaining stock on three factors:

- Price to cash flow;
- 12-month change in return on assets; and
- 3-month price appreciation.

Step 4: We eliminate any stock with a market capitalization of less than $250 million and with average daily trading volume of less than $250,000.

Step 5: The 30 stocks from each index with the highest combined ranking on the three factors set forth in Step 3 are selected for the S&P Target SMid 60 Strategy.

Step 6: The stocks selected from the S&P MidCap 400 are given approximately twice the weight of the stocks selected from the S&P SmallCap 600.


Based on the composition of the portfolio on the Initial Date of Deposit, the S&P Target SMid 60 Portfolio is considered to be a Small-Cap Value Trust.

                          Target 50/50 Portfolio

The composition of the Target 50/50 Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 common stocks which comprise the Dow (R) Target Dividend Strategy; and

- Approximately 1/2 common stocks which comprise the Target VIP Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy portion of the Trust were chosen by applying the same selection criteria set forth above under the caption "The Dow(R) Target Dividend Portfolio." The Securities which comprise the Target VIP Strategy portion of the Trust were selected as follows:

Target VIP Strategy.

The Target VIP Strategy invests in the common stocks of companies which are selected by applying six separate uniquely specialized strategies. While each of the underlying strategies included in the Target VIP Strategy also seeks to provide an above-average total return, each follows a different investment strategy. The Target VIP Strategy seeks to outperform the S&P 500 Index. The Target VIP Strategy provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market.

The composition of the Target VIP Strategy on the Initial Date of Deposit is as follows:

- Approximately 1/6 common stocks which comprise The Dow(R) DART 5
Strategy;

- Approximately 1/6 common stocks which comprise the European Target 20
Strategy;

- Approximately 1/6 common stocks which comprise The Nasdaq(R) Target 15
Strategy;

- Approximately 1/6 common stocks which comprise The S&P Target 24
Strategy;

- Approximately 1/6 common stocks which comprise the Target Small-Cap Strategy; and

- Approximately 1/6 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise The Nasdaq(R) Target 15 Strategy and The S&P Target 24 Strategy portion of the Trust were chosen by applying the same selection criteria set forth above under the captions "The Nasdaq(R) Target 15 Portfolio" and "The S&P Target 24 Portfolio," respectively. The Securities which comprise The Dow(R) DART 5 Strategy, the European Target 20 Strategy, the Target Small-Cap Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were selected as follows:

The Dow(R) Dividend and Repurchase Target ("DART") 5 Strategy.

The Dow(R) DART 5 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios and high return on assets, as a means to achieving the Dow(R) DART 5 Strategy's investment objective. By analyzing dividend yields, the Dow(R) DART 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow(R) DART 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 stocks with the highest combined dividend yields and buyback ratios.

Step 3: From the 10 stocks selected in Step 2, we select an approximately equally-weighted portfolio of the five stocks with the greatest change in return on assets in the most recent year as compared to the previous year for The Dow(R) DART 5 Strategy.

European Target 20 Strategy.

The European Target 20 Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European Target 20 Strategy seeks to uncover stocks that may be out of favor or undervalued. The European Target 20 Strategy stocks are determined as follows:

Step 1: We rank the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield as of two business days prior to the date of this prospectus.

Step 2: We select an approximately equally-weighted portfolio of the 20 highest dividend-yielding stocks for the European Target 20 Strategy.

During the initial offering period, no Trust will invest more than 5% of its portfolio in shares of any one securities-related issuer contained in the European Target 20 Strategy.

Target Small-Cap Strategy.

The Target Small-Cap Strategy invests in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Target Small-Cap Strategy stocks are determined as follows:

Step 1: We select the stocks of all U.S. corporations which trade on the NYSE, the NYSE Alternext US or The NASDAQ Stock Market(R) ("Nasdaq") (excluding limited partnerships, ADRs and mineral and oil royalty trusts) as of two business days prior to the date of this prospectus.

Step 2: We then select companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

Step 3: We next select stocks with positive three-year sales growth.

Step 4: From there we select those stocks whose most recent annual earnings are positive.

Step 5: We eliminate any stock whose price has appreciated by more than 75% in the last 12 months.

Step 6: We select the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Target Small-Cap Strategy.

For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation. All steps apply monthly and rolling quarterly data instead of annual figures where possible.

The Securities which comprise the Target Small-Cap Strategy are weighted by market capitalization.

Value Line(R) Target 25 Strategy.

The Value Line(R) Target 25 Strategy invests in 25 of the 100 stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 95% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness(TM), which measures Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The Value Line(R) Target 25 Strategy stocks are determined as follows:

Step 1: We start with the 100 stocks which Value Line(R) as of the business day prior to the initial date of deposit gives their #1 ranking for Timeliness(TM), remove the stocks of financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange, and apply the following rankings as of the business day prior to the date of this prospectus.

Step 2: We rank these remaining stocks for consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]).

Step 3: We then rank the stocks for profitability by their return on assets.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 25 stocks with the lowest sums for the Value Line Target 25 Strategy.

The Securities which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

                  Target Diversified Dividend Portfolio

The Target Diversified Dividend Portfolio seeks to provide the potential for above-average total return through a combination of capital appreciation and dividend income by adhering to a simple investment strategy; however, there is no assurance the objective will be met. The Target Diversified Dividend Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $250 million;
- Minimum three-month average daily trading volume of $1.5 million; and
- Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, Registered Investment Companies and Limited Partnerships.

Step 3: We select only those stocks with positive three-year dividend growth.

Step 4: We rank each remaining stock on three factors: o Indicated dividend yield - 50%; o Price to book - 25%; and o Payout ratio - 25%.

Step 5: We purchase an approximately equally-weighted portfolio consisting of four stocks from each of the ten major market sectors with the highest combined ranking on the three factors.

                 Target Dividend Multi-Strategy Portfolio

The composition of the Target Dividend Multi-Strategy Portfolio on the Initial Date of Deposit is as follows:

- Approximately 25% common stocks which comprise The Dow (R) Target Dividend Strategy;

- Approximately 25% common stocks which comprise the European Target 20
Strategy;

- Approximately 25% common stocks which comprise the Global Target 15 Strategy; and

- Approximately 25% common stocks which comprise the Target Diversified Dividend Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy, the European Target 20 Strategy, the Global Target 15 Strategy and the Target Diversified Dividend Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "The Dow (R) Target Dividend Strategy," "Target 50/50 Portfolio," "Global Target 15 Portfolio" and "Target Diversified Dividend Portfolio," respectively.

                       Target Double Play Portfolio

The Target Double Play Portfolio invests in the common stocks of companies which are selected by applying two separate uniquely specialized strategies. While each of the strategies included in the Target Double Play Portfolio also seeks to provide an above-average total return, each follows a different investment strategy. The Target Double Play Portfolio seeks to outperform the S&P 500 Index. Finding the right mix of investments is a key factor to successful investing. Because different investments often react differently to economic and market changes, diversifying among low-correlated investments has the potential to enhance your returns and help reduce your overall investment risk. The Target Double Play Portfolio has been developed to address this purpose.

The composition of the Target Double Play Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 common stocks which comprise The Dow(R) Target Dividend Strategy; and

- Approximately 1/2 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy portion of the Target Double Play Portfolio were chosen by applying the same selection criteria set forth above under the caption "The Dow(R) Target Dividend Portfolio." The Securities which comprise the Value Line(R) Target 25 Strategy portion of the Target Double Play Portfolio were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

                         Target Growth Portfolio

The Target Growth Portfolio invests in stocks with large market capitalizations which have recently exhibited certain positive financial attributes. The Target Growth Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $6 billion;
- Minimum three month average daily trading volume of $5 million; and
- Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, Registered Investment Companies and Limited Partnerships.

Step 3: We select only those stocks with positive one year sales growth.

Step 4: We rank the remaining stocks on three factors:

- Sustainable growth rate;
- Change in return on assets; and
- Recent price appreciation.

Step 5: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major market sectors.


Based on the composition of the portfolio on the Initial Date of Deposit, the Target Growth Portfolio is considered to be a Large-Cap Growth Trust.


                        Target Mega-Cap Portfolio

The Target Mega-Cap Portfolio invests in some of the largest companies in the world. These companies are well-known, blue-chip companies that are widely regarded as leaders in their respective industries.

Step 1: We begin with the largest 200 stocks traded on a U.S. exchange which have a minimum three-month average daily trading volume of $10 million (excluding Registered Investment Companies and Limited
Partnerships) as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks on three factors:

- Price to book;
- Return on assets; and
- Recent price appreciation.

Step 3: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major market sectors and a maximum of six foreign companies.


Based on the composition of the portfolio on the Initial Date of Deposit, the Target Mega-Cap Portfolio is considered to be a Large-Cap Blend Trust.


                        Target Small-Cap Portfolio

The Securities which comprise the Target Small-Cap Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."


Based on the composition of the portfolio on the Initial Date of Deposit, the Target Small-Cap Portfolio is considered to be a Small-Cap Growth Trust.


                 Target VIP Conservative Equity Portfolio

The Target VIP Conservative Equity Portfolio invests in the common stocks of companies which are selected by applying four separate uniquely specialized strategies. The Target VIP Conservative Equity Strategy seeks to outperform the S&P 500 Index. The Target VIP Conservative Equity Portfolio provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market. The composition of the Target VIP Conservative Equity Portfolio on the Initial Date of Deposit is as follows:

- Approximately 30% common stocks which comprise The Dow(R) DART 10
Strategy;

- Approximately 10% common stocks which comprise the Global Target 15
Strategy;

- Approximately 50% common stocks which comprise The S&P Target 24
Strategy; and

- Approximately 10% common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Global Target 15 Strategy, The S&P Target 24 Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Global Target 15 Portfolio," "S&P Target 24 Portfolio" and "Target 50/50 Portfolio," respectively. The Securities which comprise The Dow (R) DART 10 Strategy portion of the Trust were selected as follows:

The Dow(R) DART 10 Strategy.

The Dow (R) DART 10 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios as a means to achieving the Strategy's investment objective. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow (R) DART 10 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select an approximately equally-weighted portfolio of the 10 stocks with the highest combined dividend yields and buyback ratios for The Dow (R) DART 10 Strategy.


Based on the composition of the portfolio on the Initial Date of Deposit, the Target VIP Conservative Equity Portfolio is considered to be a Large-Cap Growth Trust.


              Value Line(R) Diversified Target 40 Portfolio

The Value Line(R) Diversified Target 40 Strategy invests in 40 of the 400 stocks that Value Line(R) gives a #1 or #2 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks, 400 of which are given their #1 or #2 ranking for Timeliness(TM). Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum and earnings surprises. The Value Line(R) Diversified Target 40 Strategy stocks are determined as follows:

Step 1: We start with the 400 stocks which Value Line(R) as of the business day prior to the initial date of deposit gives their #1 or #2 ranking for Timeliness(TM), remove the stocks of foreign companies and the stocks of companies with market capitalizations of less than $2 billion, and apply the following rankings as of the business day prior to the date of this prospectus.

Step 2: We rank these remaining stocks for sustainable growth rate.

Step 3: We then rank the stocks for their price to sales ratios.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select an approximately equally weighted portfolio of the 40 stocks with the highest combined ranking on the three factors, subject to a maximum of eight stocks from any one of the ten major market sectors. For purposes of selecting stocks and weighting the market sectors, consumer discretionary and consumer staples are considered separate sectors.


Based on the composition of the portfolio on the Initial Date of Deposit, the Value Line(R) Diversified Target 40 Strategy is considered to be a Large-Cap Blend Trust.


                    Value Line(R) Target 25 Portfolio

The Securities which comprise the Value Line(R) Target 25 Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Other Considerations.

Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which each Trust's Securities are selected.


The Securities for each of the strategies were selected as of a strategy's selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy's selection date in which such market was open. In addition, companies which, based on available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under "Removing Securities from a Trust" have been excluded from the universe of securities from which each Trust's Securities are selected.


From time to time in the prospectus or in marketing materials we may identify a portfolio's style and capitalization characteristics to describe a trust. These characteristics are designed to help you better understand how the Trust fits into your overall investment plan. These characteristics are determined by the Sponsor as of the Initial Date of Deposit and, due to changes in the value of the Securities, may vary thereafter. In addition, from time to time, analysts and research professionals may apply different criteria to determine a Security's style and capitalization characteristics, which may result in designations which differ from those arrived at by the Sponsor. In general, growth stocks are those with high relative price-to-book ratios while value stocks are those with low relative price-to-book ratios. At least 65% of the stocks in a trust on the trust's initial date of deposit must fall into either the growth or value category for a trust itself to receive the designation. Trusts that do not meet this criteria are designated as blend trusts. In determining market capitalization characteristics, we analyze the market capitalizations of the 3,000 largest stocks in the United States (excluding foreign securities, ADRs, limited partnerships and regulated investment companies) on a monthly basis. Companies with market capitalization among the largest 10% are considered Large-Cap securities, the next 20% are considered Mid-Cap securities and the remaining securities are considered Small-Cap securities. Both the weighted average market capitalization of a trust and at least half of the Securities in a trust must be classified as either Large-Cap, Mid-Cap or Small-Cap in order for a trust to be designated as such. Trusts, however, may contain individual stocks that do not fall into their stated style or market capitalization designation.

Of course, as with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See "Risk Factors" for a discussion of the risks of investing in a Trust.

"Dow Jones Industrial Average(sm)," "Dow (R)," "DJIA(sm)," and "Dow
Jones U.S. Select Dividend Index(sm)," are trademarks or service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P., an affiliate of ours. Dow Jones does not endorse, sell or promote any of the Trusts, in particular The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, Global Target 15 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Double Play Portfolio and the Target VIP Conservative Equity Portfolio. Dow Jones makes no representation regarding the advisability of investing in such products. Except as noted herein, Dow Jones has not given us a license to use its indexes.

The MSCI EAFE Target 20 Portfolio is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Trust, the Securities or the index on which such Trust or Securities are based. Except as noted herein, the publisher has not approved of any of the information in this prospectus.

"S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)," "S&P SmallCap 600(R)," and
"Standard & Poor's(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio and Target VIP Conservative Equity Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in such Portfolios. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

"Value Line(R)" and "Value Line Timeliness(TM) Ranking System" are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Portfolios L.P. and/or First Trust Advisors L.P. The Target 50/50 Portfolio, Target Double Play Portfolio, Target VIP Conservative Equity Portfolio, Value Line(R) Diversified Target 40 Portfolio and Value Line(R) Target 25 Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in a Trust.

"NYSE" is a registered trademark of, and "NYSE International 100 Index(sm)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by First Trust Portfolios L.P. The NYSE International Target 25 Portfolio, which is based on the NYSE International 100 Index(sm), is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in such product.

The publishers of the DJIA(sm), FT Index, Hang Seng Index, The Nasdaq-100 Index(R), the Russell 2000(R) Index, the Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI EAFE Index(R), and the NYSE International 100 Index(sm) are not affiliated with us and have not participated in creating the Trusts or selecting the Securities for the Trusts. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.

                               Risk Factors

Price Volatility. The Trusts invest in common stocks. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, especially the relatively short 15-month life of the Trusts, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Three of the Securities in The Nasdaq (R) Target 15 Portfolio, three of the Securities in The S&P Target 24 Portfolio, two Securities in the Target Double Play Portfolio and two of the Securities in the Value Line(R) Target 25 Portfolio represent approximately 62.00%, 33.92%, 24.94% and 49.95%, respectively, of the value of such Trust. If these stocks decline in value you may lose a substantial portion of your investment.

Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by a Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.


Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Trusts which use dividend yield as a selection criterion employ a contrarian strategy in which the Securities selected share qualities that have caused them to have lower share prices or higher dividend yields than other common stocks in their peer group. There is no assurance that negative factors affecting the share price or dividend yield of these Securities will be overcome over the life of such Trusts or that these Securities will increase in value.

Concentration Risk. When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.


The Dow(R) Target Dividend Portfolio is concentrated in stocks of financial and utility companies. The Global Target 15 Portfolio is concentrated in stocks of financial companies. The MSCI EAFE Target 20 Portfolio is concentrated in stocks of consumer product companies. The Nasdaq (R) Target 15 Portfolio is concentrated in stocks of health care and information technology companies. The NYSE (R) International Target 25 Portfolio is concentrated in stocks of financial companies. The Target Double Play Portfolio is concentrated in stocks of health care companies. The Target Small-Cap Portfolio is concentrated in stocks of consumer product and information technology companies. The Target VIP Conservative

Equity Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Diversified Target 40 Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Target 25 Portfolio is concentrated in stocks of consumer products and health care companies.


Consumer Products. Collectively, consumer discretionary companies and consumer staples companies are categorized as consumer products companies. General risks of these companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities sectors, these sectors are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Recent negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, thus making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance sector are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

Health Care. General risks of health care companies involve extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Information Technology. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing; frequent introduction of new or enhanced products; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources. Technology company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance, and have lately experienced significant market declines in their share values. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

Utilities. General problems of utility companies include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters;

difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

REITs. Certain of the Securities in the S&P Target SMid 60 Portfolio are issued by REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Strategy. Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. There is no guarantee the investment objective of a Trust will be achieved. The actual performance of the Trusts will be different than the hypothetical returns of each Trust's strategy. Because the Trusts are unmanaged and follow a strategy, the Trustee will not buy or sell Securities in the event a strategy is not achieving the desired results.

Hong Kong. Approximately 33.34% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered in Hong Kong Special Administrative Region ("Hong Kong"). Certain of the Securities in certain other Trusts are also issued by companies headquartered in Hong Kong. Hong Kong issuers are subject to risks related to Hong Kong's political and economic environment, the volatility of the Hong Kong stock market, and the concentration of real estate companies in the Hang Seng Index. Hong Kong reverted to Chinese control on July 1, 1997 and any increase in uncertainty as to the future economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong stock market. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

United Kingdom. Approximately 33.34% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered in the United Kingdom. Certain of the Securities in certain other Trusts are also issued by companies headquartered in the United Kingdom. The United Kingdom is one of 25 members of the European Union ("EU") which was formed by the Maastricht Treaty on European Union. The Treaty has had the effect of eliminating most of the remaining trade barriers between the member nations and has made Europe one of the largest common markets in the world. However, the continued implementation of the Treaty provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and their effect on Securities issued by U.K. issuers impossible to predict.

Unlike a majority of EU members, the United Kingdom did not convert its currency to the common European currency, the euro, on January 1, 1999. All companies with significant markets or operations in Europe face strategic challenges as these entities continue to adapt to a single currency. The ongoing euro conversion process, with or without the inclusion of the United Kingdom, may materially impact revenues, expenses or income; increase competition; affect issuers' currency exchange rate risk and derivatives exposure; cause issuers to increase spending on information technology updates; and result in potentially adverse tax consequences. We cannot predict when or if the United Kingdom will convert to the euro or what impact, if any, the adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Securities. All of the Securities in the MSCI EAFE Target 20 Portfolio and the NYSE(R) International Target 25 Portfolio and certain of the Securities in certain other Trusts are issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or a foreign securities exchange or are in the form of ADRs which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs;

different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers, and issuers in foreign countries.


The purchase and sale of the foreign Securities, other than foreign Securities listed on a U.S. securities exchange, will generally occur only in foreign securities markets. Because foreign securities exchanges may be open on different days than the days during which investors may purchase or redeem Units, the value of a Trust's Securities may change on days when investors are not able to purchase or redeem Units. Although we do not believe that the Trusts will have problems buying and selling these Securities, certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the Securities in the Global Target 15 Portfolio, MSCI EAFE Target 20 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio and Target VIP Conservative Equity Portfolio is maintained by:
Hongkong and Shanghai Banking Corporation, Hong Kong for Hong Kong Securities; The Bank of Tokyo-Mitsubishi Ltd., Tokyo, Japan for Japanese Securities; The Bank of New York, London, for Irish Securities; Crest Co. Ltd. for United Kingdom Securities; DBS Bank Ltd., Singapore for Singapore Securities; and Euroclear Bank, a global custody and clearing institution for all other foreign Securities; each of which have entered into a sub-custodian relationship with the Trustee. In the event the Trustee informs the Sponsor of any material change in the custody risks associated with maintaining assets with any of the entities listed above, the Sponsor will instruct the Trustee to take such action as the Sponsor deems appropriate to minimize such risk.


Emerging Markets. Certain of the Securities in certain of the Trusts are issued by companies headquartered or incorporated in countries considered to be emerging markets. Risks of investing in developing or emerging countries are even greater than the risks associated with foreign investments in general. These increased risks include, among other risks, the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures, obsolete financial systems and environmental problems. For these reasons, investments in emerging markets are often considered speculative.

Exchange Rates. Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these Securities (and therefore Units of the Trusts containing securities of foreign issuers) will vary with fluctuations in foreign exchange rates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons.

To determine the value of foreign Securities not listed on a U.S. securities exchange or their dividends, the Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile, depending on the activity of the large international commercial banks, various central banks, large multi-national corporations, speculators, hedge funds and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not reflect the amount the Trusts would receive, in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

Small Cap Companies. All of the Securities in the Target Small-Cap Portfolio and certain of the Securities in certain other Trusts are issued by companies which have been designated by the Sponsor as small-cap. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, such as that concerning Lorillard, Inc. and Reynolds American Inc., or any of the industries represented by these issuers, may negatively impact the value of these Securities. We cannot predict what impact any pending or threatened litigation will have on the value of the Securities.

                   Hypothetical Performance Information

The following tables compare the hypothetical performance information for the strategies employed by each Trust and the actual performances of the DJIA(sm), Dow Jones U.S. Select Dividend Index(sm) , Nasdaq-100 Index(R), NYSE International 100 Index(sm), Russell 2000(R) Index, Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, FT Index, Hang Seng Index, MSCI EAFE Index(R) and a combination of the DJIA(sm), FT Index and Hang Seng Index (the "Cumulative International Index Returns") in each of the full years listed below (and as of the most recent month).

These hypothetical returns should not be used to predict future performance of the Trusts. Returns from a Trust will differ from its strategy for several reasons, including the following:

- Total Return figures shown do not reflect commissions paid by a Trust on the purchase of Securities or taxes incurred by you.

- Strategy returns are for calendar years (and through the most recent month), while the Trusts begin and end on various dates.

- Trusts have a maturity longer than one year.

- Trusts may not be fully invested at all times or equally weighted in each of the strategies or the stocks comprising their respective strategy or strategies.

- Securities are often purchased or sold at prices different from the closing prices used in buying and selling Units.

- For Trusts investing in foreign Securities, currency exchange rates may differ.

You should note that the Trusts are not designed to parallel movements in any index and it is not expected that they will do so. In fact, each Trust's strategy underperformed its comparative index, or combination thereof, in certain years and we cannot guarantee that a Trust will outperform its respective index over the life of a Trust or over consecutive rollover periods, if available. Each index differs widely in size and focus, as described below.

DJIA(sm). The DJIA(sm) consists of 30 U.S. stocks chosen by the editors of The Wall Street Journal as being representative of the broad market and of American industry. Changes in the component stocks of the DJIA(sm) are made entirely by the editors of The Wall Street Journal without consulting the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely.

Dow Jones U.S. Select Dividend Index(sm). The Dow Jones U.S. Select Dividend Index(sm) consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market Index(sm) that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.

Nasdaq-100 Index(R). The Nasdaq-100 Index(R) consists of the 100 largest and most active non-financial domestic and international companies listed on the Nasdaq National Market System.

NYSE International 100 Index(sm). The NYSE International 100 Index(sm) is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 Index(sm) assumes that all dividends received during a year are reinvested on a daily basis.

Russell 2000(R) Index. The Russell 2000(R) Index offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000(R) Index is constructed to provide a comprehensive, unbiased small- cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000(R) Index includes the smallest 2,000 securities in the Russell 3000(R) Index.

Russell 3000(R) Index. The Russell 3000(R) Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000(R) Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen by
Standard and Poor's to be representative of the leaders of various industries.

S&P 1000 Index. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index).

Financial Times Industrial Ordinary Share Index. The FT Index consists of 30 common stocks chosen by the editors of The Financial Times as being representative of British industry and commerce.

Hang Seng Index. The Hang Seng Index consists of a cross section of stocks currently listed on the Stock Exchange of Hong Kong Ltd. and is intended to represent four major market sectors: commerce and industry, finance, property and utilities.

MSCI EAFE Index(R). The MSCI EAFE Index(R) (Europe, Australasia, Far
East) is an unmanaged float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

                                              COMPARISON OF TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)
                                          Hypothetical Strategy Total Returns(1)
                       The Dow (R)                                          NYSE (R)
          The Dow (R)  Target       Global       MSCI EAFE    The Nasdaq(R) International The S&P     S&P Target   Target
          Target 5     Dividend     Target 15    Target 20    Target 15     Target 25     Target 24   SMid 60      50/50
Year      Strategy     Strategy     Strategy     Strategy     Strategy      Strategy      Strategy    Strategy     Strategy
----      --------     -----------  ---------    ---------    ------------  ------------  ----------  ----------   --------
1972       18.96%
1973       17.58%
1974       -7.52%
1975       62.86%
1976       38.84%
1977        3.18%
1978       -1.30%
1979        7.39%
1980       38.69%
1981        1.22%
1982       40.99%
1983       34.21%
1984        8.55%
1985       35.96%
1986       28.26%                                              19.44%                       18.26%
1987        8.46%                    14.92%                    11.92%                        1.85%
1988       18.90%                    20.93%                    -1.46%                        4.40%
1989        7.97%                    14.49%                    34.49%                       22.45%
1990      -17.94%                     0.65%                    -7.64%                        6.55%
1991       59.77%                    39.91%                   105.93%                       40.45%
1992       20.63%       28.74%       24.23%                    -2.91%                       -1.68%                  15.69%
1993       31.38%       18.24%       62.37%                    25.71%                        8.15%                  20.03%
1994        5.43%       -8.50%      -10.03%                     7.78%                        4.90%                  -3.34%
1995       28.02%       46.93%       11.47%       14.53%       50.52%                       39.08%     24.38%       44.80%
1996       23.46%       16.17%       19.47%       29.16%       56.87%        25.92%         31.37%     13.46%       27.35%
1997       17.13%       40.64%       -8.77%        6.48%       32.14%        23.28%         30.17%     42.49%       33.03%
1998        9.90%        2.99%       11.11%       32.05%      119.13%        12.56%         39.92%      5.02%       27.12%
1999       -9.46%       -6.60%        6.16%       53.65%       96.57%        64.31%         41.23%     24.11%       21.20%
2000        8.26%       25.89%        2.27%       -2.76%      -16.37%        10.87%          3.95%     14.25%       10.19%
2001       -5.01%       40.69%       -1.04%      -16.50%      -27.11%       -14.12%        -10.94%     32.26%       14.40%
2002      -12.86%       -0.79%      -14.32%       -3.03%      -26.35%       -20.67%        -19.15%     -5.23%      -11.27%
2003       20.20%       32.16%       35.94%       37.81%       34.81%        39.53%         23.24%     45.73%       33.38%
2004        9.61%       18.92%       29.23%       23.05%       -3.58%        23.68%         13.65%     23.71%       15.87%
2005       -2.41%        2.29%       11.51%        5.97%        1.28%        13.70%          3.73%      3.16%        4.40%
2006       39.57%       17.64%       40.05%       33.17%        1.64%        28.55%          1.52%     19.78%       14.58%
2007        2.25%        1.11%       14.26%       24.20%       18.93%        24.70%          3.27%     -9.71%        5.06%
2008      -50.10%      -39.52%      -43.29%      -42.54%      -52.84%       -49.80%        -29.33%    -37.71%      -42.90%
2009      -32.39%      -30.30%      -22.57%      -18.86%       -8.93%       -18.62%        -11.17%    -13.58%      -23.67%
(thru 3/31)

                                              COMPARISON OF TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)
                                          Hypothetical Strategy Total Returns(1)
                     Target                                                                        Value
        Target       Dividend     Target                                             Target VIP    Line(R)
        Diversified  Multi-       Double       Target       Target      Target       Conservative  Diversified  Value Line(R)
        Dividend     Strategy     Play         Growth       Mega-Cap    Small-Cap    Equity        Target 40    Target 25
Year    Strategy     Strategy     Strategy     Strategy     Strategy    Strategy     Strategy      Strategy     Strategy
----    -----------  --------     --------     --------     --------    ---------    ------------  -----------  -------------
1972
1973
1974
1975
1976
1977
1978
1979                                                                     37.16%
1980                                                                     58.26%
1981                                                                    -11.60%
1982                                                                     47.88%
1983                                                                     28.53%
1984                                                                     -3.79%
1985                                                                     48.06%                                  31.98%
1986                                                                     20.92%                                  20.21%
1987                                                                     12.27%        3.76%                     16.93%
1988                                                                     20.35%        7.94%                     -9.40%
1989                                                                     23.48%       24.76%                     48.20%
1990                                                                     -1.22%        3.04%                      3.14%
1991                                                                     56.64%       44.64%                     83.77%
1992                               12.44%                                25.87%        2.85%                     -2.65%
1993                               21.66%                                19.69%       17.98%                     25.05%
1994                                1.93%                                -0.49%        1.60%                     12.18%
1995     26.80%       28.58%       49.54%       29.86%       35.56%      38.50%       36.19%        30.10%       52.20%
1996     14.90%       18.47%       35.38%       25.20%       17.73%      32.64%       32.37%        26.60%       54.25%
1997     25.89%       20.77%       37.21%       41.38%       41.00%      14.24%       24.13%        38.75%       33.94%
1998     12.88%       14.75%       47.28%       37.34%       44.63%      -0.38%       35.12%        15.97%       91.04%
1999     17.47%        7.72%       52.97%       33.94%       41.14%      10.88%       36.95%        64.51%      111.26%
2000     19.73%       12.98%        7.21%        8.47%      -16.60%       2.86%        3.07%         0.38%      -10.40%
2001     29.55%       14.33%       20.19%       -4.04%      -11.97%      -3.93%      -10.64%         0.69%       -0.10%
2002    -10.46%      -10.62%      -12.42%      -10.72%      -22.84%     -16.15%      -19.08%        -8.95%      -23.91%
2003     46.97%       36.97%       35.74%       34.20%       17.89%      53.12%       24.35%        25.41%       39.34%
2004     20.44%       23.99%       20.46%       16.88%       13.15%      19.39%       12.57%        31.09%       21.78%
2005      1.90%        5.69%       11.08%       17.26%       24.57%      12.55%        3.33%        19.59%       19.71%
2006     15.34%       26.60%        9.11%       16.99%       14.58%      21.60%       11.80%        15.31%        1.27%
2007     -3.92%        5.42%       12.44%       20.08%       20.10%      -6.80%        5.37%         1.17%       24.32%
2008    -37.11%      -44.97%      -45.52%      -52.50%      -44.17%     -48.65%      -33.12%       -47.72%      -51.14%
2009    -18.15%      -23.30%      -20.45%      -11.41%      -13.19%     -25.00%      -17.00%        -9.92%      -10.60%
(thru 3/31)

                                              COMPARISON OF TOTAL RETURN(2)

                                                  Index Total Returns

                   Dow
                   Jones                 NYSE                                                                             Cumulative
                   U.S.                  Interna-                                                                         Interna-
                   Select      Nasdaq-   tional                          Russell                      Russell   MSCI      tional
                   Dividend    100       100        S&P 500    S&P 1000  3000(R)  FT       Hang Seng  2000(R)   EAFE      Index
Year     DJIA(sm)  Index(sm)   Index(R)  Index(sm)  Index      Index     Index    Index    Index      Index     Index(R)  Returns(3)
----     ------    ---------   ------    -------    --------   ------    ------   -------  ---------  -------   --------  ----------
1972      18.48%                                     19.00%
1973     -13.28%                                    -14.69%
1974     -23.57%                                    -26.47%
1975      44.75%                                     37.23%
1976      22.82%                                     23.93%
1977     -12.84%                                     -7.16%
1978       2.79%                                      6.57%
1979      10.55%                                     18.61%                                            43.07%
1980      22.16%                                     32.50%                                            38.60%
1981      -3.57%                                     -4.92%                                             2.03%
1982      27.11%                                     21.55%                                            24.95%
1983      25.96%                                     22.56%                                            29.13%
1984       1.30%                                      6.27%                                            -7.30%
1985      33.55%                                     31.72%                                            31.05%
1986      27.10%               6.89%                 18.67%                                             5.68%
1987       5.48%              10.49%                  5.25%                        38.32%  -10.02%     -8.80%              11.26%
1988      16.14%              13.54%                 16.56%                         7.03%   16.05%     25.02%              13.07%
1989      32.19%              26.17%                 31.62%                        24.53%    5.53%     16.26%              20.75%
1990      -0.56%             -10.41%                 -3.10%                        10.36%    6.74%    -19.48%              5.51%
1991      24.19%              64.99%                 30.40%                        14.88%   42.46%     46.04%              27.17%
1992       7.41%    22.65%     8.87%                  7.61%                        -2.18%   28.89%     18.41%              11.37%
1993      16.93%    14.59%    11.76%                 10.04%                        20.25%  123.35%     18.88%              53.51%
1994       5.01%    -0.19%     1.76%                  1.32%                         1.19%  -29.98%     -1.82%              -7.93%
1995      36.87%    42.80%    43.06%                 37.54%     30.69%    35.81%   17.83%   27.28%     28.45%    11.21%    27.33%
1996      28.89%    25.08%    42.78%      18.50%     22.94%     19.85%    21.51%   20.55%   37.47%     16.49%     6.05%    28.97%
1997      24.94%    37.83%    20.77%      19.20%     33.35%     30.26%    31.70%   16.44%  -17.68%     22.36%     1.78%     7.90%
1998      18.15%     4.33%    85.48%      22.64%     28.58%     13.20%    23.94%   12.20%   -2.68%     -2.55%    19.94%     9.22%
1999      27.21%    -4.08%   102.10%      41.93%     21.04%     14.11%    20.90%   17.44%   73.42%     21.26%    27.02%    39.36%
2000      -4.71%    24.86%   -36.83%     -20.67%     -9.10%     15.86%    -7.47%  -18.58%   -9.35%     -3.02%   -14.17%   -10.88%
2001      -5.43%    13.09%   -32.62%     -21.13%    -11.88%      1.45%   -11.40%  -23.67%  -22.40%      2.49%   -21.44%   -17.17%
2002     -15.01%    -3.94%   -37.52%     -19.14%    -22.09%    -14.54%   -21.53%  -29.52%  -15.60%    -20.48%   -15.94%   -20.04%
2003      28.26%    30.16%    49.48%      37.58%     28.67%     36.61%    31.04%   26.27%   41.79%     47.25%    38.59%    32.11%
2004       5.30%    18.14%    10.75%      16.25%     10.87%     18.39%    11.94%   20.80%   16.96%     18.33%    20.25%    14.35%
2005       1.72%     3.79%     1.90%      11.22%      4.91%     10.93%     6.15%   12.45%    8.67%      4.55%    13.54%     7.61%
2006      19.03%    19.54%     7.28%      24.49%     15.78%     11.89%    15.80%   40.25%   38.60%     18.37%    26.34%    32.62%
2007       8.87%    -5.16%    19.24%      16.43%      5.49%      5.18%     5.24%    0.10%   42.88%     -1.57%    11.17%    17.28%
2008     -31.92%   -30.97%   -41.57%      43.26%    -36.99%    -34.67%   -37.30%  -54.74%  -46.04%    -33.79%   -43.38%   -44.23%
2009     -12.43%   -23.09%     2.32%     -14.18%    -10.98%    -11.36%   -10.76%  -18.78%   -5.31%    -14.95%   -13.94%   -12.18%
(thru 3/31)

______________________

See "Notes to Comparison of Total Return" on page 68.

                   NOTES TO COMPARISON OF TOTAL RETURN

(1) The Strategy stocks for each Strategy for a given year consist of the common stocks selected by applying the respective Strategy as of the beginning of the period (and not the date the Trusts actually sell Units).

(2) With the exception of the Hang Seng Index for the periods 12/31/1986 through 12/31/1992, Total Return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during such period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return figures assume that all dividends are reinvested monthly (except for the Dow Jones U.S. Select Dividend Index(sm); the MSCI EAFE Index(R); the NYSE International 100 Index(sm); the S&P 1000 Index; and the Russell 2000(R) Index, which assume daily reinvestment of dividends) and all returns are stated in terms of U.S. dollars. For the periods 12/31/1986 through 12/31/1992, Total Return on the Hang Seng Index does not include any dividends paid. Strategy figures reflect the deduction of sales charges and expenses but have not been reduced by estimated brokerage commissions paid by Trusts in acquiring Securities or any taxes incurred by investors. Based on the year-by-year returns contained in the tables, over the full years as listed above, each Strategy achieved a greater average annual total return than that of its corresponding index:

                                               Average
                                               Annual
                                               Total
Strategy                                       Return           Corresponding Index                              Index Returns
--------                                       ------           -------------------                              -------------
The Dow(R) Target 5 Strategy                   12.34%           DJIA(sm) (from 12/31/71 through 12/31/08)        10.20%
The Dow(R) Target Dividend Strategy            11.68%           Dow Jones U.S. Select Dividend Index(sm)         10.96%
                                                                S&P 500 Index (from 12/31/91 through 12/31/08)    6.73%
Global Target 15 Strategy                      10.49%           Cumulative International Index                    9.39%
MSCI EAFE Target 20 Strategy                   10.98%           MSCI EAFE Index(R)                                3.23%
The Nasdaq(R) Target 15 Strategy               13.93%           Nasdaq-100 Index(R)                              10.33%
NYSE(R) International Target 25 Strategy        9.93%           NYSE International 100 Index(sm)                  4.71%
The S&P Target 24 Strategy                     10.40%           S&P 500 Index (from 12/31/85 through 12/31/08)    9.04%
S&P Target SMid 60 Strategy                    11.69%           S&P 1000 Index                                    9.69%
Target 50/50 Strategy                          11.43%           S&P 500 Index (from 12/31/91 through 12/31/08)    6.73%
Target Diversified Dividend Strategy           10.88%           Russell 3000(R) Index                             6.74%
Target Dividend Multi-Strategy                  9.27%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Target Growth Strategy                         11.89%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Target Mega-Cap Strategy                        8.95%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Target Small-Cap Strategy                      14.35%           Russell 2000(R) Index                            10.80%
Target VIP Conservative Equity Strategy        10.52%           S&P 500 Index (from 12/31/86 through 12/31/08)    8.63%
Value Line(R) Diversified Target 40 Strategy   11.88%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Value Line(R) Target 25 Strategy               19.34%           S&P 500 Index (from 12/31/84 through 12/31/08)    9.91%


 (3) The combination of the DJIA(sm), the FT Index and the Hang Seng Index (the "Cumulative International Index") Returns represent the weighted average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA(sm). The Cumulative International Index Returns are weighted in the same proportions as the index components appear in the Global Target 15 Portfolio. For instance, the Cumulative International Index is weighted as follows: DJIA(sm), 33-1/3%; FT Index, 33-1/3%; Hang Seng Index, 33-1/3%. Cumulative International Index Returns do not represent an actual index.

           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                             Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The maximum sales charge (which combines an initial upfront sales charge, a deferred sales charge and the creation and development fee).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" due to various factors, including fluctuations in the prices of the Securities, changes in the relevant currency exchange rates, changes in the applicable commissions, stamp taxes, custodial fees and other costs associated with foreign trading, and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934, as amended.

Organization Costs. Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for a Trust's organization costs (including costs of preparing the registration statement, the Indenture and other closing documents, registering Units with the Securities and Exchange Commission ("SEC") and states, the initial audit of each Trust's statement of net assets, legal fees and the initial fees and expenses of the Trustee) will be purchased in the same proportionate relationship as all the Securities contained in a Trust. Securities will be sold to reimburse the Sponsor for a Trust's organization costs at the end of the initial offering period (a significantly shorter time period than the life of the Trusts). During the initial offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for Trust organization costs, the Trustee will sell additional Securities to allow a Trust to fully reimburse the Sponsor. In that event, the net asset value per Unit of a Trust will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the per Unit amount set forth for a Trust in "Notes to Statements of Net Assets," this will result in a greater effective cost per Unit to Unit holders for the reimbursement to the Sponsor. To the extent actual organization costs are less than the estimated amount, only the actual organization costs will ultimately be charged to a Trust. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell Securities, to the extent practicable, which will maintain the same proportionate relationship among the Securities contained in a Trust as existed prior to such sale.

Minimum Purchase.

The minimum amount you can purchase of a Trust is generally $1,000 worth of Units ($500 if you are purchasing Units for your Individual Retirement Account or any other qualified retirement plan), but such amounts may vary depending on your selling firm.

Maximum Sales Charge.

The maximum sales charge is comprised of a transactional sales charge and a creation and development fee. After the initial offering period the maximum sales charge will be reduced by 0.50%, to reflect the amount of the previously charged creation and development fee.

Transactional Sales Charge.

The transactional sales charge you will pay has both an initial and a deferred component.

Initial Sales Charge. The initial sales charge, which you will pay at the time of purchase, is equal to the difference between the maximum sales charge of 2.95% of the Public Offering Price and the sum of the maximum remaining deferred sales charge and creation and development fee (initially $.195 per Unit). This initial sales charge is equal to approximately 1.00% of the Public Offering Price of a Unit, but will vary from 1.00% depending on the purchase price of your Units and as deferred sales charge and creation and development fee payments are made. When the Public Offering Price per Unit exceeds $10.00, the initial sales charge will exceed 1.00% of the Public Offering Price.

Monthly Deferred Sales Charge. In addition, three monthly deferred sales charges of approximately $.0484 per Unit will be deducted from a Trust's assets on approximately the twentieth day of each month from July 20, 2009 through September 18, 2009. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the deferred sales charge will not change, but the deferred sales charge on a percentage basis will be more than 1.45% of the Public Offering Price.

Creation and Development Fee.

As Sponsor, we will also receive, and the Unit holders will pay, a creation and development fee. See "Expenses and Charges" for a description of the services provided for this fee. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the creation and development fee will not change, but the creation and development fee on a percentage basis will be more than 0.50% of the Public Offering Price.

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below) the maximum sales charge is reduced, as follows:

                             Your maximum     Dealer
If you invest                sales charge     concession
(in thousands)*:             will be:         will be:
----------------             -----------      ----------
$50 but less than $100       2.70%              2.00%
$100 but less than $250      2.45%              1.75%
$250 but less than $500      2.20%              1.50%
$500 but less than $1,000    1.95%              1.25%
$1,000 or more               1.40%              0.75%


*The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you can combine the Units you purchase of a Trust with any other same day purchases of other trusts for which we are Principal Underwriter and are currently in the initial offering period. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

You may use your Rollover proceeds from a previous series of a Trust, termination proceeds from other unit investment trusts with a similar strategy as a Trust, or redemption or termination proceeds from any unit investment trust we sponsor to purchase Units of a Trust during the initial offering period at the Public Offering Price less 1.00% (for purchases of $1,000,000 or more, the maximum sales charge will be limited to 1.40% of the Public Offering Price), but you will not be eligible to receive the reduced sales charges described in the above table. Please note that if you purchase Units of a Trust in this manner using redemption proceeds from trusts which assess the amount of any remaining deferred sales charge at redemption, you should be aware that any deferred sales charge remaining on these units will be deducted from those redemption proceeds. In order to be eligible for this reduced sales charge program, the termination or redemption proceeds used to purchase Units must be derived from a transaction that occurred within 30 days of your Unit purchase. In addition, this program will only be available for investors that utilize the same broker/dealer (or a different broker/dealer with appropriate notification) for both the Unit purchase and the transaction resulting in the receipt of the termination or redemption proceeds used for the Unit purchase. You may be required to provide appropriate documentation or other information to your broker/dealer to evidence your eligibility for this reduced sales charge program.

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the transactional sales charge described in this section on the purchase of Units in the primary market. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. Fee Accounts Units are not available for purchase in the secondary market. We reserve the right to limit or deny purchases of Units not subject to the transactional sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

Employees, officers and directors (and immediate family members) of the Sponsor, our related companies and dealers may purchase Units at the Public Offering Price less the applicable dealer concession. Immediate family members include spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons.

The Sponsor and certain dealers may establish a schedule where employees, officers and directors of such dealers can purchase Units of a Trust at the Public Offering Price less the established schedule amount, which is designed to compensate such dealers for activities relating to the sale of Units (the "Employee Dealer Concession").

You will be charged the deferred sales charge per Unit regardless of any discounts. However, if you are eligible to receive a discount such that the maximum sales charge you must pay is less than the applicable maximum deferred sales charge, including Fee Accounts Units, you will be credited additional Units with a dollar value equal to the difference between your maximum sales charge and the maximum deferred sales charge at the time you buy your Units. If you elect to have distributions reinvested into additional Units of a Trust, in addition to the reinvestment Units you receive you will also be credited additional Units with a dollar value at the time of reinvestment sufficient to cover the amount of any remaining deferred sales charge and creation and development fee to be collected on such reinvestment Units. The dollar value of these additional credited Units (as with all Units) will fluctuate over time, and may be less on the dates deferred sales charges or the creation and development fee are collected than their value at the time they were issued.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The NASDAQ Stock Market(R), their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation, as may be the case with certain foreign Securities listed on a foreign securities exchange). For purposes of valuing Securities traded on The NASDAQ Stock Market(R), closing sale price shall mean the NASDAQ(R) Official Closing Price as determined by The NASDAQ Stock Market LLC. However, if there is no closing sale price on that exchange or system, they are valued based on the closing ask prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current ask prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. This may occur particularly with respect to foreign securities held by a Trust in which case the Trust may make adjustments to the last closing sales price to reflect more accurately the fair value of the Securities as of the Evaluation Time. If current ask prices are unavailable, or if available but determined by the Evaluator to not be appropriate, the valuation is generally determined:

a) On the basis of current ask prices for comparable securities;

b) By appraising the value of the Securities on the ask side of the market; or

c) By any combination of the above.

After the initial offering period is over, the aggregate underlying value of the Securities will be determined as set forth above, except that bid prices are used instead of ask prices when necessary. The aggregate underlying value of non-U.S. listed Securities is computed on the basis of the relevant currency exchange rate expressed in U.S. dollars as of the Evaluation Time.

                          Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which reflect a concession or agency commission of 2.25% of the Public Offering Price per Unit, subject to the reduced concession applicable to volume purchases as set forth in "Public Offering-Discounts for Certain Persons." However, for Units subject to a transactional sales charge which are purchased using redemption or termination proceeds or on purchases by Rollover Unit holders, this amount will be reduced to 1.3% of the sales price of these Units (0.75% for purchases of $1,000,000 or more).

Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of unit investment trusts sponsored by us in the dollar amounts shown below will be entitled to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

Total sales                               Additional
(in millions)                             Concession
---------------------                     ----------
$25 but less than $100                    0.050%
$100 but less than $150                   0.075%
$150 but less than $250                   0.100%
$250 but less than $500                   0.115%
$500 but less than $750                   0.125%
$750 but less than $1,000                 0.130%
$1,000 but less than $1,500               0.135%
$1,500 but less than $2,000               0.140%
$2,000 but less than $3,000               0.150%
$3,000 but less than $4,000               0.160%
$4,000 but less than $5,000               0.170%
$5,000 or more                            0.175%

Dealers and other selling agents will not receive a concession on the sale of Units which are not subject to a transactional sales charge, but such Units will be included in determining whether the above volume sales levels are met. Eligible dealer firms and other selling agents include clearing firms that place orders with First Trust and provide First Trust with information with respect to the representatives who initiated such transactions. Eligible dealer firms and other selling agents will not include firms that solely provide clearing services to other broker/dealer firms or firms who place orders through clearing firms that are eligible dealers. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the transactional sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of these Trusts and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing or purchasing trading systems to process Unit trades. Payments of such additional compensation described in this and the preceding paragraph, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including these Trusts, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units. In addition, as compensation for purchasing a portion of the unit investment trust business of Citigroup Global Markets Inc. ("CGMI"), we will pay CGMI a fee based on the dollar amount of proceeds from unit investment trusts formerly sponsored by CGMI which are invested in trusts sponsored by us which equates to $3.50 per $1,000 invested. This payment will be made out of our profits and not from assets of a Trust.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                          The Sponsor's Profits

We will receive a gross sales commission equal to the maximum transactional sales charge per Unit for each Trust less any reduction as stated in "Public Offering." We will also receive the amount of any collected creation and development fee. Also, any difference between our cost to purchase the Securities and the price at which we sell them to a Trust is considered a profit or loss (see Note 2 of "Notes to Schedules of Investments"). During the initial offering period, dealers and others may also realize profits or sustain losses as a result of fluctuations in the Public Offering Price they receive when they sell the Units.

In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                           The Secondary Market

Although not obligated, we intend to maintain a market for the Units after the initial offering period and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees and Trustee costs to transfer and record the ownership of Units. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. If you sell or redeem your Units before you have paid the total deferred sales charge on your Units, you will have to pay the remainder at that time.

                          How We Purchase Units

The Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                           Expenses and Charges

The estimated annual expenses of each Trust are listed under "Fee Table." If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of the Trusts from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts, and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. As authorized by the Indenture, the Trustee may employ a subsidiary or affiliate of the Trustee to act as broker to execute certain transactions for a Trust. Each Trust will pay for such services at standard commission rates.

FTP Services LLC, an affiliate of ours, acts as FTPS Unit Servicing Agent to the Trusts with respect to the Trusts' FTPS Units. FTPS Units are Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. In all other respects, FTPS Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the FTPS Units.

The fees payable to First Trust Advisors L.P., FTP Services LLC and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year, except during the initial offering period, in which case these fees are calculated based on the largest number of Units outstanding during the period for which compensation is paid. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

As Sponsor, we will receive a fee from each Trust for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is a charge of $.050 per Unit outstanding at the end of the initial offering period. The Trustee will deduct this amount from a Trust's assets as of the close of the initial offering period. We do not use this fee to pay distribution expenses or as compensation for sales efforts. This fee will not be deducted from your proceeds if you sell or redeem your Units before the end of the initial offering period.

In addition to a Trust's operating expenses and those fees described above, the Trusts may also incur the following charges:

- A quarterly license fee (which will fluctuate with a Trust's net asset value) payable by certain of the Trusts for the use of certain trademarks and trade names of Dow Jones, MSCI Barra, Standard & Poor's, The NASDAQ Stock Market LLC, the NYSE and/or Value Line(R).

- All legal expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Sponsor of a Trust;

- Foreign custodial and transaction fees (which may include compensation paid to the Trustee or its subsidiaries or affiliates), if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the Securities are all common stocks and dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Accounts, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

                                Tax Status

United States Taxation.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice and opinion of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Assets of the Trusts.

 Each Trust is expected to hold one or more of the following:

(i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, and

(ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes.

 It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of a Trust's Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of a Trust's Assets.

Trust Status.

If a Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2011.

Dividends from REIT Shares.

Some dividends on the REIT Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a REIT Share for six months or less, any loss incurred by you related to the disposition of such REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such REIT Share. Distributions of income or capital gains declared on the REIT Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT during the following January. Other dividends on the REIT Shares will generally be taxable to you as ordinary income, although in limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of ordinary income dividends from real estate investment trusts generally apply to taxable years beginning before January 1, 2011.

Dividends Received Deduction.

Generally, a domestic corporation owning Units in a Trust may be eligible for the dividends received deduction with respect to such Unit owner's pro rata portion of certain types of dividends received by such Trust from certain domestic corporations. However, a corporation that owns

Units generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations or from REITs.

Rollovers.

If you elect to be a Rollover Unit holder and have your proceeds from your Trust rolled over into a future series of such Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trusts for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units at any time prior to 30 business days before a Trust's Mandatory Termination Date. However, this ability to request an In-Kind Distribution will terminate at any time that the number of outstanding Units has been reduced to 10% or less of the highest number of Units issued by a Trust. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by a Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If any U.S. investor is treated as owning directly or indirectly 10% or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50% of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10% or more of a CFC (through a Trust and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Trust or to you.

Based on the advice of Carter Ledyard & Milburn, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, assuming that the Trusts are not treated as corporations for federal income tax purposes, the Trusts will not be taxed as corporations for New York State and New York City tax purposes, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

United Kingdom Taxation.

The following summary describes certain important U.K. tax consequences for certain U.S. resident Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary is intended to be a general guide only and is subject to any changes in law interpretation or practice occurring after the date of this prospectus. You should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. A U.K. resident individual who receives a dividend from a U.K. company is generally entitled to a tax credit which is offset against U.K. income tax liabilities.

As a U.S. resident Unit holder, you will not be able to claim any refund of the tax credit for dividends paid by U.K. companies.

Taxation of Capital Gains. U.S. investors who are neither resident nor ordinarily resident for U.K. tax purposes in the United Kingdom will not generally be liable for U.K. tax on gains arising on the disposal of Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio. However, they may be liable if, in the case of corporate holders, such persons carry on a trade in the U.K. through a permanent establishment, or in the case of individual holders, such persons carry on a trade, profession or vocation in the U.K. through a branch or agency and the Units are used, held or acquired for the purposes of such a trade, profession or vocation or such branch or agency or permanent establishment as the case may be. Individual U.S. investors may also be liable if they have previously been resident or ordinarily resident in the United Kingdom and become resident or ordinarily resident in the United Kingdom in the future.

Inheritance Tax. Individual U.S. investors who, for the purposes of the Estate and Gift Tax Convention between the United States and the United Kingdom, are domiciled in the United States and who are not U.K. nationals will generally not be subject to U.K. inheritance tax on death or on gifts of the Units made during their lifetimes, provided any applicable U.S. federal gift or estate tax is paid. They may be subject to U.K. inheritance tax if the Units form part of the business property of a U.K. permanent establishment of an enterprise or pertain to a U.K. fixed base used for the performance of personal services in the United Kingdom.

Where the Units are held on trust, the Units will generally not be subject to U.K. inheritance tax if at the time of settlement, the settlor was domiciled in the United States and was not a national of the United Kingdom.

Where the Units are subject to both U.K. inheritance tax and U.S. federal gift or estate tax, one of the taxes could generally be credited against the other.

Stamp Tax. A sale of Securities listed in the FT Index will generally result in either U.K. stamp duty or stamp duty reserve tax ("SDRT") being payable by the purchaser. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio and the Target VIP Conservative Equity Portfolio each paid this tax when they acquired Securities. When the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio sell Securities, it is anticipated that any U.K. stamp duty or SDRT will be paid by the purchaser.

Hong Kong Taxation.

The following summary describes certain important Hong Kong tax consequences to certain U.S. Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary assumes that you are not carrying on a trade, profession or business in Hong Kong and that you have no profits sourced in Hong Kong arising from the carrying on of such trade, profession or business. This summary is intended to be a general guide only and is subject to any changes in Hong Kong or U.S. law occurring after the date of this prospectus and you should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. Dividends you receive from the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio relating to Hong Kong issuers are not taxable and therefore will not be subject to the deduction of any withholding tax.

Profits Tax. Unless you are carrying on a trade, profession or business in Hong Kong you will not be subject to profits tax imposed by Hong Kong on any gain or profits made on the realization or other disposal of your Units.

Estate Duty. Units of the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio do not give rise to Hong Kong estate duty liability.

                             Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                          Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. For purposes of record-keeping, the Trustee will treat the FTPS Unit Servicing Agent as sole Record Owner of FTPS Units on its books. The FTPS Unit Servicing Agent will keep a record of all individual FTPS Unit holders, the actual Record Owners of such Units, on its books. It is your responsibility to notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form. All Fee Accounts Units and FTPS Units, however, will be held in uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will send you:

- A written initial transaction statement containing a description of your Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

                     Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital or capital gain dividends, are credited to the Capital Account of such Trust. Dividends received on foreign Securities, if any, are converted into U.S. dollars at the applicable exchange rate.

The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the aggregate amount, exclusive of sale proceeds, available for distribution in the Income and Capital Accounts equals at least 0.1% of the net asset value of the Trust. Undistributed money in the Income and

Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. See "Summary of Essential Information." No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute sale proceeds in the Capital Account, net of amounts designated to meet redemptions, pay the deferred sales charge and creation and development fee or pay expenses, on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the IRS. You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the deferred sales charge. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, unless you are a Rollover Unit holder, you will receive the pro rata share of the money from the sale of the Securities. All Unit holders will receive a pro rata share of any other assets remaining in their Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of a Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of such Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option, as discussed under "Public Offering." This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                           Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at the address set forth on the back cover of this prospectus. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units). In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account of a Trust if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account of a Trust. The IRS will require the Trustee to withhold a portion of your redemption proceeds if the Trustee does not have your TIN as generally discussed under "Income and Capital Distributions."

If you tender at least 2,500 Units of The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, The Nasdaq (R) Target 15 Portfolio, NYSE(R) International Target 25 Portfolio, The S&P Target 24 Portfolio,

S&P Target SMid 60 Portfolio, Target Diversified Dividend Portfolio, Target Double Play Portfolio, Target Growth Portfolio, Target Mega-Cap Portfolio, Target Small-Cap Portfolio, Value Line(R) Diversified Target 40 Portfolio or Value Line(R) Target 25 Portfolio; or 5,000 Units of Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio or Target VIP Conservative Equity Portfolio or such other amount as required by your broker/dealer, for redemption, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution option at redemption, Fee Accounts Unit holders must hold their Units through the end of the initial offering period. The In-Kind Distribution option is generally not available to FTPS Unit holders. No In-Kind Distribution requests submitted during the 30 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book- entry form to your bank or broker/dealer account at the Depository Trust Company. This option is generally eligible only for stocks traded and held in the United States, thus excluding most foreign Securities. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the eligible Securities that make up the portfolio, and cash from the Capital Account equal to the non-eligible Securities and fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

Any remaining deferred sales charge on the Units when you redeem them will be deducted from your redemption proceeds. In addition, during the initial offering period, the Redemption Price per Unit will include estimated organization costs as set forth under "Fee Table."

                         Investing in a New Trust

Each Trust's portfolio has been selected on the basis of capital appreciation potential for a limited time period. When each Trust is about to terminate, you may have the option to roll your proceeds into the next series of a Trust (the "New Trusts") if one is available. We intend to create the New Trusts in conjunction with the termination of the Trusts and plan to apply the same strategy we used to select the portfolio for the Trusts to the New Trusts.

If you wish to have the proceeds from your Units rolled into a New Trust you must notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) in writing of your election by the "Rollover Notification Date" stated in the "Summary of Essential Information." If you make this election you will be considered a "Rollover Unit holder," and your Units will be redeemed and the underlying Securities sold by the Trustee, in its capacity as "Distribution Agent," during the "Special Redemption and Liquidation Period" set forth in the "Summary of Essential Information." The Distribution Agent may engage us or other brokers as its agent to sell the Securities.

Once all of the Securities are sold, your proceeds, less any brokerage fees, governmental charges or other expenses involved in the sales, will be used to buy units of a New Trust or trust with a similar investment strategy that you have selected, provided such trusts are registered and being offered. Accordingly, proceeds may be uninvested for up to several days. Units purchased with rollover proceeds will generally be purchased subject to the maximum remaining deferred sales charge and creation and development fee on such units (currently expected to be $.195 per unit), but not the initial sales charge. Units purchased using proceeds from Fee Accounts Units will generally not be subject to any transactional sales charge.

We intend to create New Trust units as quickly as possible, depending on the availability of the securities contained in a New Trust's portfolio. Rollover Unit holders will be given first priority to purchase New Trust units. We cannot, however, assure the exact timing of the creation of New Trust units or the total number of New Trust units we will create. Any proceeds not invested on behalf of Rollover Unit holders in New Trust units will be distributed within a reasonable time after such occurrence. Although we believe that enough New Trust units can be created, monies in a New Trust may not be fully invested on the next business day.

Please note that there are certain tax consequences associated with becoming a Rollover Unit holder. See "Tax Status." We may modify, amend or terminate this rollover option upon 60 days notice.

                     Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such;

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust; or

As a result of the ownership of the Security, a Trust or its Unit holders would be a direct or indirect shareholder of a passive foreign investment company.

Except in the limited instance in which a Trust acquires Replacement Securities, as described in "The FT Series," a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the 1940 Act.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed.

                  Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information." The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. If a Trust is terminated due to this last reason, we will refund your entire sales charge; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result in all remaining unpaid deferred sales charges on your Units being deducted from your termination proceeds. For various reasons, including Unit holders' participation as Rollover Unit holders, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you do not elect to participate in the Rollover Option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. The Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

                   Information on the Sponsor, Trustee,
                 FTPS Unit Servicing Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we took over the First Trust Product line and act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

The First Trust product line commenced with the first insured unit investment trust in 1974. To date we have deposited more than $115 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of FINRA and the Securities Investor Protection
Corporation. Our principal offices are at 120 East Liberty Drive,
Wheaton, Illinois 60187; telephone number (800) 621-1675. As of December 31, 2008, the total consolidated partners' capital of First Trust
Portfolios L.P. and subsidiaries was $44,448,714 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

The FTPS Unit Servicing Agent.

The FTPS Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. FTP Services LLC acts as record keeper, shareholder servicing agent and distribution agent for Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. FTP Services LLC provides FTPS Units with administrative and distribution related services as described in this prospectus. The FTPS Unit Servicing Agent's address is 120 East Liberty Drive, Wheaton, Illinois 60187. If you have questions regarding the FTPS Units, you may call the FTPS Unit Servicing Agent at (866) 514-7768. The FTPS Unit Servicing Agent has not participated in selecting the Securities; it only provides administrative services to the FTPS Units. Fund/SERV(R) is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

Limitations of Liabilities of Sponsor, FTPS Unit Servicing Agent and
Trustee.

Neither we, the FTPS Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the FTPS Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The Trustee, Sponsor, FTPS Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The
Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor, FTPS Unit Servicing Agent or Unit holders for errors in judgment.

                            Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts. Linklaters LLP acts as special United Kingdom tax counsel for the Global Target 15 Portfolio.

Experts.

The Trusts' statements of net assets, including the schedules of investments, as of the opening of business on the Initial Date of Deposit included in this prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

The NASDAQ Stock Market LLC.

Neither The Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio is sponsored, endorsed, sold or promoted by The NASDAQ Stock Market LLC (including its affiliates) (Nasdaq, with its affiliates, is referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. The Corporations make no representation or warranty, express or implied, to the owners of Units of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio or any member of the public regarding the advisability of investing in securities generally or in The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Sponsor ("Licensee") is in the licensing of the Nasdaq 100(R), Nasdaq- 100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee, The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. Nasdaq has no obligation to take the needs of the Licensee, the owners of Units of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio to be issued or in the determination or calculation of the equation by which The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TARGET VIP AGGRESSIVE EQUITY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI EAFE Index(R).

THE MSCI EAFE TARGET 20 PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY FIRST TRUST PORTFOLIOS L.P. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN TRUSTS GENERALLY OR IN THIS TRUST PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS TRUST OR THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS TRUST TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE UNITS

OF THIS TRUST ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS TRUST.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THIS TRUST, OWNERS OF THIS TRUST, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Page 87


                              First Trust(R)
                  Dow(R) Target 5 2Q '09 - Term 6/30/10
                 Dow(R) Target Dvd. 2Q '09 - Term 6/30/10
                  Global Target 15 2Q '09 - Term 6/30/10
                MSCI EAFE Target 20 2Q '09 - Term 6/30/10
                Nasdaq(R) Target 15 2Q '09 - Term 6/30/10
              NYSE(R) Intl. Target 25 2Q '09 - Term 6/30/10
                   S&P Target 24 2Q '09 - Term 6/30/10
                 S&P Target SMid 60 2Q '09 - Term 6/30/10
                    Target 50/50 2Q '09 - Term 6/30/10
                 Target Divsd. Dvd. 2Q '09 - Term 6/30/10
              Target Dvd. Multi-Strat. 2Q '09 - Term 6/30/10
                  Target Dbl. Play 2Q '09 - Term 6/30/10
                   Target Growth 2Q '09 - Term 6/30/10
                  Target Mega-Cap 2Q '09 - Term 6/30/10
                  Target Small-Cap 2Q '09 - Term 6/30/10
               Target VIP Cons. Eqty. 2Q '09 - Term 6/30/10
           Value Line(R) Divsd. Target 40 2Q '09 - Term 6/30/10
              Value Line(R) Target 25 2Q '09 - Term 6/30/10
                                 FT 1970

                                 Sponsor:
                       First Trust Portfolios L.P.
                        Member SIPC o Member FINRA
                          120 East Liberty Drive
                         Wheaton, Illinois 60187
                              1-800-621-1675

   FTPS Unit Servicing Agent:                     Trustee:
        FTP Services LLC                 The Bank of New York Mellon
     120 East Liberty Drive                  101 Barclay Street
     Wheaton, Illinois 60187              New York, New York 10286
         1-866-514-7768                        1-800-813-3074
                                      24-Hour Pricing Line:1-800-446-0132

                        ------------------------

When Units of the Trusts are no longer available, this prospectus may be used as a preliminary prospectus for a future series, in which case you should note the following:

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
  NOT SELL, OR ACCEPT OFFERS TO BUY, SECURITIES OF A FUTURE SERIES UNTIL
 THAT SERIES HAS BECOME EFFECTIVE WITH THE SECURITIES AND EXCHANGE COMMISSION.
  NO SECURITIES CAN BE SOLD IN ANY STATE WHERE A SALE WOULD BE ILLEGAL.

                        ------------------------

 This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the SEC in Washington, D.C. under the:

     -  Securities Act of 1933 (file no. 333-156703) and
     -  Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the SEC's Public Reference Room in Washington
      D.C. Information regarding the operation of the SEC's Public
          Reference Room may be obtained by calling the SEC at
                             1-202-942-8090.

  Information about the Trusts is available on the EDGAR Database on the
                          SEC's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -
              Write: Public Reference Section of the SEC
                     100 F Street, N.E.; Washington, D.C. 20549 e-mail address: publicinfo@sec.gov


                              March 31, 2009
                        As amended April 2, 2009

            PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

Page 88


                              First Trust(R)

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of the unit investment trusts contained in FT 1970 not found in the prospectus for the Trusts. This Information Supplement is not a prospectus and does not include all of the information you should consider before investing in the Trusts. This Information Supplement should be read in conjunction with the prospectus for the Trust in which you are considering investing.


This Information Supplement is dated March 31, 2009, as amended April 2, 2009. Capitalized terms have been defined in the prospectus.


                            Table of Contents

Dow Jones & Company, Inc.                                       1
Standard & Poor's                                               2
The NASDAQ Stock Market LLC                                     2
Value Line Publishing, Inc.                                     3
New York Stock Exchange                                         3
Risk Factors
   Securities                                                   3
   Dividends                                                    4
   Hong Kong                                                    4
   United Kingdom                                               5
   Foreign Issuers                                              6
   Emerging Markets                                             6
   Exchange Rates                                               7
   REITs                                                       11
   Small-Cap Companies                                         12
Litigation
   Tobacco Industry                                            12
Concentrations
   Consumer Products                                           13
   Financials                                                  14
   Health Care                                                 17
   Information Technology                                      17
   Utilities                                                   18
Securities
   The Dow(R) DART 5 Strategy Stocks                           19
   The Dow(R) DART 10 Strategy Stocks                          19
   The Dow(R) Target 5 Strategy Stocks                         20
   The Dow(R) Target Dividend Strategy Stocks                  20
   European Target 20 Strategy Stocks                          21
   Global Target 15 Strategy Stocks                            23
   MSCI EAFE Target 20 Strategy Stocks                         24
   The Nasdaq(R) Target 15 Strategy Stocks                     25
   NYSE(R) International Target 25 Strategy Stocks             26
   The S&P Target 24 Strategy Stocks                           27
   S&P Target SMid 60 Strategy Stocks                          29
   Target Diversified Dividend Strategy Stocks                 32
   Target Growth Strategy Stocks                               34
   Target Mega-Cap Strategy Stocks                             36
   Target Small-Cap Strategy Stocks                            38
   Value Line(R) Diversified Target 40 Strategy Stocks         40
   Value Line(R) Target 25 Strategy Stocks                     42

Dow Jones & Company, Inc.

The Trusts are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly. Dow Jones' only relationship to the Sponsor is the licensing of certain trademarks, trade names and service marks of Dow Jones, the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm), which are determined, composed and calculated by Dow Jones without regard to the Sponsor or the Trusts. Dow Jones has no obligation to take the needs of the Sponsor or the owners of the Trusts into consideration in determining, composing or calculating the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm). Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Trusts to be issued or in the determination or calculation of the equation by which the Trusts are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Standard & Poor's

The Trusts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly or the ability of either the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the licensee or the Trusts. S&P has no obligation to take the needs of the licensee or the owners of the Trusts into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Trusts or the timing of the issuance or sale of the Trusts or in the determination or calculation of the equation by which the Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

The NASDAQ Stock Market LLC.

The "Nasdaq 100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trade or service marks of The NASDAQ Stock Market LLC (which with its affiliates is the "Corporations") and are licensed for use by us. Neither The Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio have been passed on by the Corporations as to its legality or suitability. Neither

The Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio are issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

Value Line Publishing, Inc.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Portfolios L.P. and/or First Trust Advisors L.P. is VLPI's licensing to First Trust Portfolios L.P. and/or First Trust Advisors L.P. of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust Portfolios L.P. or First Trust Advisors L.P., this Product or any investor. VLPI has no obligation to take the needs of First Trust Portfolios L.P. and/or First Trust Advisors L.P. or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

New York Stock Exchange

"NYSE (R)" is a registered trademark of, and "NYSE International 100 Index(SM)" is a service mark of, New York Stock Exchange, Inc. ("NYSE"). NYSE has no relationship to First Trust Portfolios L.P. other than the licensing of the "NYSE International 100 Index(SM)" and the trademark and service mark referenced above for use in connection with the NYSE (R) International Target 25 Portfolio.

NYSE does not: sponsor, endorse, sell or promote the NYSE (R) International Target 25 Portfolio; recommend that any person invest in the NYSE (R) International Target 25 Portfolio or any other securities; have any responsibility or liability for or make any decision about the timing, amount or pricing of the NYSE (R) International Target 25 Portfolio; have any responsibility or liability for the administration, management or marketing of the NYSE (R) International Target 25 Portfolio; consider the needs of the NYSE (R) International Target 25 Portfolio or the owners of the NYSE (R) International Target 25 Portfolio in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

NYSE will not have any liability in connection with the NYSE (R) International Target 25 Portfolio. Specifically, NYSE does not make any warranty, express or implied, and NYSE disclaims any warranty about: the results to be obtained by the NYSE (R) International Target 25 Portfolio, the owners of the NYSE (R) International Target 25 Portfolio, or any other relevant person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; the merchantability or fitness for a particular purpose or use of the Index and its data. NYSE will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will NYSE be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE knows that they might occur. The licensing agreement between First Trust Portfolios L.P. and NYSE is solely for their benefit and not for the benefit of the owners of the NYSE (R) International Target 25 Portfolio or any other third parties.

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline.

Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Hong Kong. Hong Kong, established as a British colony in the 1840's, reverted to Chinese sovereignty effective July 1, 1997. On such date, Hong Kong became a Special Administrative Region ("SAR") of China under the "one country, two systems" principle. Hong Kong's new constitution became the Basic Law (promulgated by China in 1990). Prior to July 1, 1997, the Hong Kong government followed a laissez-faire policy toward industry. There were no major import, export or foreign exchange restrictions. Regulation of business was generally minimal with certain exceptions, including regulated entry into certain sectors of the economy and a fixed exchange rate regime by which the Hong Kong dollar has been pegged to the U.S. dollar. Over the two decades leading up to and through 1996, the gross domestic product (GDP) tripled in real terms, equivalent to an average annual growth rate of 6%. However, Hong Kong's recent economic data has not been as encouraging. The economy grew only 0.6% in 2001 because of the world economic downturn, the September 11 events, and sluggish domestic demand. Economic performance improved only gradually in 2002, with real GDP expanding by a mere 2.3%. Hong Kong has been undergoing a painful economic adjustment process in the years following the Asian financial crisis. The economy suffered seriously along with the collapse of an overheated property market in the years following 1997, which resulted in the deflation that has persisted for several years since November 1998, dampening investment and consumption. However, in the years following 2002, Hong Kong has enjoyed strong economic growth. Real GDP expanded by 8.6% in 2004, 7.5% in 2005 and 6.8% in 2006. Additionally, the unemployment rate fell in 2006 to 5.6%. This economic growth is the result of an increase in private domestic consumption, an increase in fixed asset and infrastructure spending and continued strong exports of goods and services. Despite this recent positive performance, the lasting impact of the Asian financial crisis, as well as current international economic instability, remains unknown.

Although China committed by treaty to preserve for 50 years the economic and social freedoms enjoyed in Hong Kong prior to the reversion, the continuation of the economic system in Hong Kong going forward will be dependent on the Chinese government, and there can be no assurances that the commitment made by China regarding Hong Kong will be maintained. Prior to the reversion, legislation was enacted in Hong Kong designed to extend democratic voting procedures for Hong Kong's legislature. The Basic Law stipulates that, after a review in 2007, elections for Chief Executive and all members of the Legislative Council may be held by universal suffrage, which is the "ultimate aim" set by the Basic Law. However, China's current administration has taken a hard line on such steps that it thinks may lead to the democratization of Hong Kong, calling into question China's commitment to the "one country, two systems" model and to reform in general. Additionally, Hong Kong recently proposed legislation to implement Article 23 of the Basic Law, which stipulates that Hong Kong should enact laws on its own to prohibit any act of treason, secession, sedition or subversion against the central government of China. The draft legislation has since been withdrawn due to local and international concerns, most notably a mass protest rally on July 1st, 2003, organized in an effort to protect Hong Kong's rights and freedoms as guaranteed in the Basic Law and to uphold the "one country, two systems" principle. Any increase in uncertainty as to the future economic and political status of Hong Kong could have a materially adverse effect on the value of the Trust. The Sponsor is unable to predict the level of market liquidity or volatility which may occur as a result of a change in Hong Kong's economic or political status, both of which may negatively impact such Trust and the value of the Units.

The currency crisis which affected a majority of Asian markets in mid-1997 and beyond has forced Hong Kong leaders to address whether to devalue the Hong Kong dollar or maintain its peg to the U.S. dollar. During the volatile markets of 1998, the Hong Kong Monetary Authority (the "HKMA") acquired the common stock of certain Hong Kong issuers listed on the Hong Kong Stock Exchange in an effort to stabilize the Hong Kong dollar and thwart currency speculators. Government intervention may hurt Hong Kong's reputation as a free market and increases concerns that authorities are not willing to let Hong Kong's currency system function autonomously. This may undermine confidence in the Hong Kong dollar's peg to the U.S. dollar. Any downturn in economic growth or increase in the rate of inflation in China or Hong Kong could have a materially adverse effect on the value of the Trust.

Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets. For example, the Hang Seng Index declined by approximately 31% in October, 1997 as a result of speculation that the Hong Kong dollar would become the next victim of the Asian currency crisis, and in 1989, the Hang Seng Index dropped 1,216 points (approximately 58%) in early June following the events at Tiananmen Square. During 1994, the Hang Seng Index lost approximately 31% of its value. From January through August of 1998, during a period marked by international economic instability and a global currency crisis, the Hang Seng Index declined by nearly 27%. Due to the outbreak of the Severe Acute Respiratory Syndrome (SARS) during March to May of 2003, the Hang Seng Index suffered a significant decrease. Also, the Hang Seng Index rose approximately 27% from June 2006 until the end of November 2006, at which time it suffered its largest one-day loss in five years. The Hang Seng Index is subject to change, and de-listing of any issues may have an adverse impact on the performance of the Trust, although de-listing would not necessarily result in the disposal of the stock of these companies, nor would it prevent the Trust from purchasing additional de-listed Securities. In recent years, a number of companies have de-listed from the Hang Seng Index. In addition, as a result of Hong Kong's reversion to Chinese sovereignty, an increased number of Chinese companies could become listed on the Hong Kong Stock Exchange, thereby changing the composition of the stock market and, potentially, the composition of the Hang Seng Index.

United Kingdom. The emphasis of the United Kingdom's economy is in the private services sector, which includes the wholesale and retail sector, banking, finance, insurance and tourism. Services as a whole account for a majority of the United Kingdom's gross national product and makes a significant contribution to the country's balance of payments. The portfolios of the Trusts may contain common stocks of British companies engaged in such industries as banking, chemicals, building and construction, transportation, telecommunications and insurance. Many of these industries may be subject to government regulation, which may have a materially adverse effect on the performance of their stock. Gross domestic product (GDP) growth slipped in 2001-03 as the global downturn, the high value of the pound, and the bursting of the "new economy" bubble hurt manufacturing and exports. Still, the economy is one of the strongest in Europe with low inflation, interest rates and unemployment. The United Kingdom is a member of the European Union (the "EU") which was created through the formation of the Maastricht Treaty on European Union in late 1993. The Treaty has had the effect of eliminating most remaining trade barriers between the 15 member nations and has made Europe one of the largest common markets in the world. However, the effective implementation of the Treaty provisions is an ongoing process, and the rate at which trade barriers continue to be eliminated is uncertain at this time. Furthermore, the recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and the impact of such development upon the value of Securities issued by United Kingdom companies impossible to predict.

A majority of the EU members converted their existing sovereign currencies to a common currency (the "euro") on January 1, 1999. The United Kingdom did not participate in this conversion on January 1, 1999 and the Sponsor is unable to predict if or when the United Kingdom will convert to the euro. The relatively good economic performance as of late has complicated the current regime's efforts to make a case for the United Kingdom to join the European Economic and Monetary Union (EMU), although the government has stipulated that a public referendum on adopting the euro will occur only after five economic tests are met. The five tests are concerned with the compatibility of the United Kingdom's business cycles and economic structures with EMU membership, the sufficiency of flexibility to react to potential shocks after accession, the creation of better conditions for firms looking to make long-term investments in the United Kingdom, the maintenance of the United

Kingdom's competitive position and, finally, the promotion of higher growth, stability and lasting job creation. Most expect that a referendum will not take place until after the next general election. The Sponsor is unable to predict what impact, if any, adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Issuers. Since all of the Securities in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio and the NYSE (R) International Target 25 Portfolio and certain of the Securities in certain other Trusts consist of securities of foreign issuers, an investment in these Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for such Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rates" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to such Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to such Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of such Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to a Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Emerging Markets. An investment in Units of certain of the Trusts should be made with an understanding of the risks inherent with investing in certain smaller and emerging markets. Compared to more mature markets, some emerging markets may have a low level of regulation, enforcement of regulations and monitoring of investors' activities. Those activities may include practices such as trading on material non-public information. The securities markets of developing countries are not as large as the more established securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. These factors may adversely affect the timing and pricing of the acquisition or disposal of securities.

In certain emerging markets, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists, which, along with other factors, could result in the registration of a shareholding being completely lost. Investors should therefore be aware that the Trust could suffer loss arising from these registration problems. In addition, the legal remedies in emerging markets are often more limited than the remedies available in the United States.

Practices pertaining to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in large part because of the need to use brokers and counterparties who are less well capitalized, and custody and registration of assets in some countries may be unreliable. As a result, brokerage commissions and other fees are generally higher in emerging markets and the procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. Delays in settlement could result in investment opportunities being missed if the Trust is unable to acquire or dispose of a security. Certain foreign investments may also be less liquid and more volatile than U.S. investments, which may mean at times that such investments are unable to be sold at desirable prices.

Political and economic structures in emerging markets often change rapidly, which may cause instability. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities market and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In addition to withholding taxes on investment income, some governments in emerging markets may impose different capital gains taxes on foreign investors. Foreign investments may also be subject to the risks of seizure by a foreign government and the imposition of restrictions on the exchange or export of foreign currency. Additionally, some governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are considerable.

Another risk common to most developing countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

Exchange Rates. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target 50/50 Portfolio, the Target Dividend Multi-Strategy Portfolio and the Target VIP Conservative Equity Portfolio contain Securities that are principally traded in foreign currencies and as such, involve investment risks that are substantially different from an investment in a fund which invests in securities that are principally traded in United States dollars. The United States dollar value of the portfolio (and hence of the Units) and of the distributions from the portfolio will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

The post-World War II international monetary system was, until 1973, dominated by the Bretton Woods Treaty which established a system of fixed exchange rates and the convertibility of the United States dollar into gold through foreign central banks. Starting in 1971, growing volatility in the foreign exchange markets caused the United States to abandon gold convertibility and to effect a small devaluation of the United States dollar. In 1973, the system of fixed exchange rates between a number of the most important industrial countries of the world, among them the United States and most Western European countries, was completely abandoned. Subsequently, major industrialized countries have adopted "floating" exchange rates, under which daily currency valuations depend on supply and demand in a freely fluctuating international market. Many smaller or developing countries have continued to "peg" their currencies to the United States dollar although there has been some interest in recent years in "pegging" currencies to "baskets" of other currencies or to a Special Drawing Right administered by the International Monetary Fund. In Europe, the euro has been developed. Currencies are generally traded by leading international commercial banks and institutional investors (including corporate treasurers, money managers, pension funds and insurance companies). From time to time, central banks in a number of countries also are major buyers and sellers of foreign currencies, mostly for the purpose of preventing or reducing substantial exchange rate fluctuations.

Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well-particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

The following tables set forth, for the periods indicated, the range of fluctuation concerning the equivalent U.S. dollar rates of exchange and end-of-month equivalent U.S. dollar rates of exchange for the United Kingdom pound sterling, the Hong Kong dollar, the euro, the Japanese Yen, the Singapore dollar and the Australian dollar:

                          Foreign Exchange Rates

               Range of Fluctuations in Foreign Currencies

           United Kingdom
Annual     Pound Sterling/        Hong Kong/        Euro/           Japanese Yen/          Singapore/        Australia/
Period     U.S. Dollar            U.S. Dollar       U.S. Dollar     U.S. Dollar            U.S. Dollar       U.S. Dollar
------     --------------         -----------       -----------     -------------          -----------       -----------
1983       0.616-0.707            6.480-8.700
1984       0.670-0.864            7.774-8.050
1985       0.672-0.951            7.729-7.990
1986       0.643-0.726            7.768-7.819
1987       0.530-0.680            7.751-7.822
1988       0.525-0.601            7.764-7.912
1989       0.548-0.661            7.775-7.817
1990       0.504-0.627            7.740-7.817
1991       0.499-0.624            7.716-7.803
1992       0.499-0.667            7.697-7.781
1993       0.630-0.705            7.722-7.766
1994       0.610-0.684            7.723-7.750
1995       0.610-0.653            7.726-7.763                        80.630-104.550        1.389-1.466       1.289-1.411
1996       0.583-0.670            7.732-7.742                       103.450-116.210        1.394-1.426       1.225-1.363
1997       0.584-0.633            7.708-7.751                       111.260-130.880        1.399-1.699       1.253-1.538
1998       0.584-0.620            7.735-7.749                       113.600-147.260        1.584-1.792       1.456-1.797
1999       0.597-0.646            7.746-7.775       0.845-0.999     101.640-124.320        1.654-1.736       1.488-1.639
2000       0.605-0.715            7.774-7.800       0.968-1.209     101.450-114.410        1.656-1.759       1.499-1.961
2001       0.678-0.707            7.798-7.800       1.045-1.194     113.570-131.790        1.727-1.856       1.749-2.087
2002       0.621-0.709            7.799-7.800       0.953-1.164     115.810-134.710        1.733-1.852       1.737-1.974
2003       0.560-0.636            7.742-7.800       0.794-0.929     106.970-121.690        1.700-1.784       1.330-1.779
2004       0.514-0.568            7.763-7.800       0.738-0.844     102.080-114.510        1.631-1.728       1.253-1.465
2005       0.518-0.583            7.752-7.800       0.743-0.857     102.050-121.040        1.619-1.706       1.252-1.381
2006       0.509-0.576            7.753-7.792       0.755-0.839     109.760-119.780        1.534-1.661       1.264-1.419
2007       0.481-0.509            7.750-7.826       0.683-0.767     107.410-123.900        1.440-1.545       1.071-1.298
2008       0.502-0.685            7.750-7.804       0.633-0.788      90.640-108.800        1.356-1.513       1.043-1.526

Source: Bloomberg L.P.

                       End of Month Exchange Rates
                          for Foreign Currencies

                  United Kingdom                                        Japanese
                  Pound Sterling/   Hong Kong/        Euro/             Yen/              Singapore/        Australia/
Monthly Period    U.S. Dollar       U.S.Dollar        U.S. Dollar       U.S. Dollar       U.S. Dollar       U.S. Dollar
--------------    ---------------   ----------        -----------       -----------       -----------       -----------
2006:
 January          .562              7.757             .823              117.200           1.622             1.319
 February         .570              7.758             .839              115.770           1.622             1.347
 March            .576              7.760             .825              117.780           1.616             1.396
 April            .548              7.753             .792              113.830           1.581             1.317
 May              .535              7.758             .781              112.650           1.580             1.329
 June             .541              7.766             .782              114.420           1.583             1.345
 July             .535              7.771             .783              114.670           1.579             1.305
 August           .525              7.777             .780              117.400           1.573             1.309
 September        .534              7.792             .789              118.180           1.588             1.340
 October          .524              7.778             .784              116.980           1.556             1.292
 November         .509              7.778             .755              115.800           1.541             1.267
 December         .510              7.778             .758              119.070           1.534             1.268
2007:
 January          .509              7.808             .767              120.690           1.536             1.287
 February         .509              7.813             .756              118.560           1.529             1.269
 March            .508              7.814             .749              117.830           1.517             1.237
 April            .500              7.823             .733              119.520           1.520             1.205
 May              .505              7.808             .743              121.730           1.529             1.208
 June             .498              7.818             .738              123.180           1.530             1.177
 July             .492              7.826             .731              118.600           1.517             1.174
 August           .496              7.796             .734              115.780           1.526             1.223
 September        .488              7.775             .701              114.800           1.485             1.126
 October          .481              7.750             .690              115.430           1.447             1.071
 November         .486              7.787             .683              111.230           1.449             1.131
 December         .504              7.799             .685              111.710           1.440             1.143
2008:
 January          .503              7.797             .673              106.450           1.417             1.116
 February         .505              7.782             .659              103.740           1.395             1.074
 March            .504              7.783             .633               99.690           1.376             1.095
 April            .503              7.794             .640              103.910           1.356             1.060
 May              .505              7.804             .643              105.510           1.362             1.046
 June             .502              7.797             .635              106.210           1.360             1.043
 July             .504              7.802             .641              107.910           1.367             1.061
 August           .549              7.804             .682              108.800           1.416             1.166
 September        .562              7.765             .710              106.110           1.435             1.262
 October          .622              7.750             .786               98.460           1.484             1.497
 November         .650              7.750             .788               95.520           1.513             1.526
 December         .685              7.750             .716               90.640           1.430             1.423
2009:
 January          .688              7.755             .780               89.920           1.510             1.569
 February         .698              7.755             .789               97.570           1.547             1.565
 March            .698              7.750             .755               98.960           1.523             1.447

Source: Bloomberg L.P.

The Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, since these markets are volatile and are constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not be indicative of the amount in United States dollars the Trusts would receive had the Trustee sold any particular currency in the market. The foreign exchange transactions of the Trusts will be conducted by the Trustee with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).

REITs. An investment in Units of the S&P Target SMid 60 Portfolio should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income- producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Litigation

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.

In November 1998, five of the largest tobacco companies in the United States entered into the Tobacco Master Settlement Agreement ("MSA") with 46 states to settle state lawsuits to recover costs associated with treating smoking-related illnesses. According to the MSA, the tobacco industry is projected to pay the settling states in excess of $200 billion over the next 25 years. Four states settled their tobacco cases separately from the MSA.

In March 2001, five states initiated court proceedings to stop R.J. Reynolds Tobacco Company ("R.J. Reynolds") from violating provisions of the MSA. The lawsuits, filed in state courts of Arizona, California, New York, Ohio and Washington, seek enforcement of restrictions on marketing, advertising and promotional activities that R.J. Reynolds agreed to under the terms of the MSA. In June 2002, a California court ruled that R.J. Reynolds unlawfully placed cigarette ads in magazines with a large percentage of readers aged 12-17, in violation of the MSA. As a result, R.J. Reynolds was ordered to pay $20 million in sanctions plus attorneys' fees and costs. An Arizona court also found R.J. Reynolds had violated the MSA. In July 2004, R.J. Reynolds and Brown & Williamson Tobacco Corporation ("B&W") combined R.J. Reynolds and the U.S. assets, liabilities and operations of B&W to form Reynolds American Inc.

On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion verdict against Altria Group's Philip Morris USA division ("Philip Morris") in what is known as the Price case, ordering a lower court to dismiss the case in which the company was accused of defrauding customers into thinking "light" cigarettes were safer than regular ones. The Court held that the Federal Trade Commission specifically authorized the use of "light" and "low tar" to describe the cigarettes, and, therefore, Philip Morris is not liable under the Illinois Consumer Fraud Act, even if the terms may be deemed false, deceptive or misleading. The case was decided on the basis of a state statute and not federal preemption. The initial $10.1 billion judgment in the Price case was handed down against Philip Morris by a trial court judge in March 2003. The Illinois Supreme Court took the unusual step of bypassing the appellate court in hearing the case on appeal directly from the trial court. The size of the original award put the company at risk for filing bankruptcy protection. In addition, because Philip Morris accounts for more than half of the annual tobacco-settlement payments to the states under the 1998 MSA, such payments could have been in jeopardy. On May 5, 2006 the Illinois Supreme Court denied the plaintiff's motion for a rehearing, and on November 27, 2006 the Supreme Court of the United States denied certiorari.

In a suit brought by the Department of Justice against Altria and other cigarette companies, a U.S. District Court ruled on August 17, 2006, that the defendants violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"). However, the court refused to grant the $10 billion smoking cessation campaign and $4 billion youth counter-marketing campaign remedies requested by the government. The court did rule that Philip Morris must remove "light" and "ultra light" from its packaging. Altria is appealing this verdict.

On July 6, 2006, the Florida Supreme Court decertified a class and overturned a trial court's $145 billion punitive damages award against Philip Morris as excessive and improper as a matter of law.

On December 15, 2008 the Supreme Court of the United States ruled that consumers may sue Philip Morris under state unfair trade laws. The Court held that neither the Federal Trade Commission's actions nor the Labeling Act, which sets forth the required cigarette warning labels, preempted a lawsuit based on state law. The Court noted that the Labeling Act mandates labels aimed at providing adequate health warnings, and it bars states from requiring additional health warnings. But the Labeling Act does not prevent claims that cigarettes labeled as "light" or "low tar" are fraudulent, deceptive or misleading.

Additional pending and future litigation and/or legislation could adversely affect the value, operating revenues, financial position and sustainability of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of Trusts containing such Securities.

Concentrations

When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.

The Dow (R) Target Dividend Portfolio is concentrated in stocks of financial and utility companies. The Global Target 15 Portfolio is concentrated in stocks of financial companies. The MSCI EAFE Target 20 Portfolio is concentrated in stocks of consumer product companies. The Nasdaq (R) Target 15 Portfolio is concentrated in stocks of health care and information technology companies. The NYSE (R) International Target 25 Portfolio is concentrated in stocks of financial companies. The Target Double Play Portfolio is concentrated in stocks of health care companies. The Target Small-Cap Portfolio is concentrated in stocks of consumer product and information technology companies. The Target VIP Conservative Equity Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Diversified Target 40 Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Target 25 Portfolio is concentrated in stocks of consumer products and health care companies.

Consumer Products. The general problems and risks inherent in an investment in the consumer products sector include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low- cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the sector are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in a Trust's portfolio cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities sectors. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the sector, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance sector are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance sector include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance sector are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance sector in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance sector, or what effect, if any, such legislation would have on the sector.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance sector is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRPs"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance sector is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this sector are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the sector and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Health Care. Health care companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, health care facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the health care field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the health care and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objective will be met.

Legislative proposals concerning health care are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of pre-paid health care plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trust.

Information Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Utilities. General problems of the public utility sector include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There is no assurance that such public service commissions will, in the future, grant rate increases or that any such increases will be adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities in the portfolio have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, utility stock prices may be adversely affected as interest rates rise. The Sponsor makes no prediction as to whether interest rates will rise or fall or the effect, if any, interest rates may have on the Securities in the portfolio. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Securities in the Trust's portfolio to make dividend payments on their Securities.

Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry. The Energy Policy Act of 2005 was enacted on August 8, 2005. Its purpose is to develop a long-term energy policy, and it includes incentives for both traditional and more efficient energy sources. Additionally it eliminates the Public Utility Holding Company Act (PUHCA) of 1935 and replaces it with PUHCA of 2005. The effect of this change is to give federal regulatory jurisdiction to the U.S. Federal Energy Regulatory Commission, rather than the Securities and Exchange Commission, and give states more regulatory control. This is because the Energy Policy Act of 2005 recognized that strong regulations are necessary to ensure consumers are not exploited and to prevent unfair competition. The effects of these changes have not yet been fully realized. However, adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers.

Additionally, certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

Mergers in the utility sector may require approval from several federal and state regulatory agencies. These regulatory authorities could, as a matter of policy, reverse the trend toward deregulation and make consolidation more difficult, or cause delay in the merger process, any of which could cause the prices of these securities to fall. Certain of the issuers of the Securities in the Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

Securities

The following information describes the common stocks selected through the application of each of the Strategies which comprise the various Trusts described in the prospectus.

                    The Dow (R) DART 5 Strategy Stocks


Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Merck & Co. Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

The Procter & Gamble Company, headquartered in Cincinnati, Ohio, manufactures consumer products worldwide, including detergents, fabric conditioners and hard surface cleaners; products for personal cleansing, oral care, digestive health, hair and skin; paper tissue, disposable diapers and pharmaceuticals; and shortenings, oils, snacks, baking mixes, peanut butter, coffee, drinks and citrus products.


                   The Dow (R) DART 10 Strategy Stocks


AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

The Boeing Company, headquartered in Chicago, Illinois, produces and markets commercial jet transports and provides related support services, principally to commercial customers. The company also develops, produces, modifies and supports military aircraft and helicopters and related systems, and electronic, space and missile systems.

Caterpillar Inc., headquartered in Peoria, Illinois, makes earthmoving, construction and materials handling machinery and equipment and diesel engines. The company also provides various financial products and services.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

Intel Corporation, headquartered in Santa Clara, California, designs, develops, makes and markets advanced microcomputer components and related products at various levels of integration. Principal components consist of silicon-based semiconductors etched with complex patterns of transistors.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Merck & Co. Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

The Procter & Gamble Company, headquartered in Cincinnati, Ohio, manufactures consumer products worldwide, including detergents, fabric conditioners and hard surface cleaners; products for personal cleansing, oral care, digestive health, hair and skin; paper tissue, disposable diapers and pharmaceuticals; and shortenings, oils, snacks, baking mixes, peanut butter, coffee, drinks and citrus products.


                   The Dow (R) Target 5 Strategy Stocks


American Express Company, headquartered in New York, New York, through subsidiaries, provides travel-related services (including travelers' cheques, American Express cards, consumer lending, tour packages and itineraries, and publications); investors' diversified financial products and services; and international banking services.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

E.I. du Pont de Nemours and Company, headquartered in Wilmington, Delaware, is a global science and technology company with operations in high-performance materials, specialty chemicals, pharmaceuticals and biotechnology.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.


               The Dow (R) Target Dividend Strategy Stocks


American Electric Power Company, Inc., headquartered in Columbus, Ohio, is a public utility holding company engaged in the generation, purchase, transmission and distribution of electric power.

Associated Banc-Corp, headquartered in Green Bay, Wisconsin, is a bank holding company whose subsidiaries provide services through locations in Wisconsin, Illinois and Minnesota.

Astoria Financial Corporation, headquartered in Lake Success, New York, through wholly-owned Astoria Federal Savings and Loan Association, conducts a savings and loan business through numerous offices in Brooklyn, Chenango, Nassau, Otsego, Queens, Suffolk and Westchester counties in New York.

BB&T Corporation, headquartered in Winston-Salem, North Carolina, through subsidiaries, conducts a general banking business in four states and Washington, D.C.; offers lease financing to commercial businesses and municipal governments; and reinsures and underwrites certain credit life and credit accident and health insurance policies.

Briggs & Stratton Corporation, headquartered in Wauwatosa, Wisconsin, is a producer of air-cooled gasoline engines and other gasoline engine powered equipment which are sold to manufacturers of lawn and garden equipment worldwide.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Eastman Chemical Company, headquartered in Kingsport, Tennessee, is a global chemical company engaged in the manufacture and sale of a broad portfolio of chemicals, plastics, and fibers.

Edison International, headquartered in Rosemead, California, through subsidiaries, supplies electricity in the central and southern portions of California. The company also develops, owns and operates independent power facilities; provides capital and financial services for energy and infrastructure projects; and manages and sells real estate projects.

F.N.B. Corporation, headquartered in Hermitage, Pennsylvania, is a financial services holding company. The company, through its subsidiaries in Pennsylvania, northern and central Tennessee, and eastern Ohio, provides a variety of financial services, primarily to consumers and small to medium-sized businesses.

First BanCorp., headquartered in Santurce, Puerto Rico, is the holding company for FirstBank Puerto Rico, the second largest locally owned commercial bank in Puerto Rico. The bank specializes in consumer lending in the Puerto Rican market, offering an array of financial services to a growing number of consumer and commercial customers.

First Niagara Financial Group, Inc., headquartered in Lockport, New York, is a bank holding company. The banks provide an array of deposit products and loans, as well as insurance, leasing, investment advisory services, insurance agency services and trust services.

Leggett & Platt, Incorporated, headquartered in Carthage, Missouri, is a manufacturer of a wide range of engineered products which include residential and commercial furnishings, aluminum products, industrial materials and specialized products.

NiSource Inc., headquartered in Merrillville, Indiana, is an energy and utility-based holding company that provides natural gas, electricity and water to the public for residential, commercial and industrial uses. The company's business is comprised primarily of regulated gas utilities that operate throughout northern Indiana and New England.

Pinnacle West Capital Corporation, headquartered in Phoenix, Arizona, owns Arizona Public Service Company, an electric utility that provides retail and wholesale electric service to substantially all of Arizona, with the major exceptions of the Tucson metropolitan area and approximately one-half of the Phoenix metropolitan area.

Sempra Energy, headquartered in San Diego, California, is an energy services company whose primary subsidiaries are San Diego Gas and Electric, which provides electric and gas service to San Diego and southern Orange Counties, and Southern California Gas Company.

Sensient Technologies Corporation, headquartered in Milwaukee, Wisconsin, supplies colors, flavors, and fragrances. The company manufactures a variety of cosmetic and pharmaceutical additives, ink-jet inks, and food and beverage flavors.

The Timken Company, headquartered in Canton, Ohio, is a global manufacturer of highly engineered bearings, alloy and specialty steel and related components.

Trinity Industries, Inc., headquartered in Dallas, Texas, provides various products and services for the transportation, industrial, construction and energy sectors in the United States and Europe.

United Bankshares, Inc., headquartered in Charleston, West Virginia, through wholly-owned United National Bank and United Bank, provides commercial banking and trust services in West Virginia, Maryland, Ohio, Virginia and Washington, D.C.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.


                    European Target 20 Strategy Stocks


AstraZeneca Plc, headquartered in London, England, is a holding company. Through its subsidiaries, the company researches, develops and makes ethical (prescription) pharmaceuticals and agricultural chemicals; and provides disease-specific healthcare services. Pharmaceutical products are focused on three areas: oncology, primary care and specialist/hospital care.

Banco Bilbao Vizcaya Argentaria, S.A., headquartered in Bilbao, Spain, engages in the retail banking, asset management, private banking, and wholesale banking businesses worldwide.

BASF AG, headquartered in Ludwigshafen, Germany, is a chemical producing group. The company's main fields of business are health and nutrition, colorants and finishing products, chemicals, plastics and fibers, and oil and gas.

Belgacom S.A., headquartered in Brussels, Belgium, provides communication services and products to residential, business and corporate customers in Belgium and internationally.

BP Plc, headquartered in London, England, produces and markets crude oil and petroleum products worldwide, is engaged in exploration and field development throughout the world, and is engaged in the manufacture and sale of various petroleum-based chemical products.

Deutsche Post AG, headquartered in Bonn, Germany, provides domestic and international mail delivery and international parcel services to both commercial and public clients. The company also offers freight delivery, logistics services, and a variety of financial services including standard banking services and brokerage services.

Deutsche Telekom AG, headquartered in Bonn, Germany, provides public fixed-network voice telephony, mobile communications, cable TV and radio programming in Germany. The company also provides leased lines, text and data services, corporate networks and on-line services.

E.ON AG, headquartered in Dusseldorf, Germany, is a multi-national company which generates, distributes and trades electricity to industrial, commercial and residential customers. Additionally, the company distributes gas and drinking water. The company also manufactures flexible ceramic membranes and polymers, buys and sells residential properties, and develops real estate.

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

France Telecom S.A., headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

National Grid Plc, headquartered in London, England, develops and operates electricity and gas networks located throughout the United Kingdom and the northeastern United States. In addition, the company owns liquefied natural gas storage facilities in England and provides infrastructure services to the mobile telecommunications industry.

Repsol YPF, S.A., headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin
America, the Middle East, North Africa and the United States.

Royal Dutch Shell Plc, headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

RWE AG, headquartered in Essen, Germany, operates energy businesses and offers municipal services. The company generates electricity, mines coal, refines petroleum, produces natural gas, offers waste disposal and recycling services, supplies drinking water, manufactures printing presses, decommissions nuclear power plants, and disposes of nuclear waste.

Santander Central Hispano S.A., headquartered in Madrid, Spain, is a leader in the running of Spanish banks. It offers domestic retail banking, as well as in other European countries and in Latin America.

Schneider Electric S.A., headquartered in Rueil-Malmaison, France, is engaged in the manufacture of power distribution and automation systems. The company's products include circuit breakers, remote installation management equipment, detectors, panelboards, programmable logic controllers, and process controls and are sold under the brand names "Merlin Gerin," "Modicon," and "Square D."

Unibail-Rodamco S.A., headquartered in Paris, France, leases and rents building space, finances real estate investments, and renovates real estate for sale.

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.


                     Global Target 15 Strategy Stocks

Dow Jones Industrial Average(sm) Companies
------------------------------------------


American Express Company, headquartered in New York, New York, through subsidiaries, provides travel-related services (including travelers' cheques, American Express cards, consumer lending, tour packages and itineraries, and publications); investors' diversified financial products and services; and international banking services.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

E.I. du Pont de Nemours and Company, headquartered in Wilmington, Delaware, is a global science and technology company with operations in high-performance materials, specialty chemicals, pharmaceuticals and biotechnology.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.


Financial Times Industrial Ordinary Share Index Companies
---------------------------------------------------------


BT Group Plc, headquartered in London, England, provides telecommunication services, principally in the United Kingdom. The company's main services and products are fixed voice and data calls, the provision of fixed exchange lines to homes and businesses, the provision of communication services to other operators, the provision of private services to businesses, and the supply of telecommunication equipment for customers' premises.

Ladbrokes Plc, headquartered in Middlesex, England, is comprised of Ladbrokes, the biggest retail bookmaker in the United Kingdom and Ireland; Ladbrokes.com, a world-leading provider of interactive betting and gaming services; Vernons, the leading football pools operator; and Ladbrokes Casinos, which opened its first casino at the Hilton London Paddington.

Man Group Plc, headquartered in London, England, operates a financial services company, specializing in fund management and brokerage services. The company's brokerage division caters to exchange-traded futures and options in addition to providing agency brokerage and advisory services.

Tate & Lyle Plc, headquartered in London, England, is the holding company for an international group of companies which manufacture, refine, process, distribute and trade sweeteners, starches and their by-products. Products include white sugar, molasses and low calorie sweeteners. The company also manufactures and sells engineered sugar milling equipment and provides reinsurance services.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.


Hang Seng Index Companies
-------------------------


Bank of China Ltd., headquartered in Beijing, China, provides a complete range of banking and other financial services to individual and corporate customers worldwide.

China Construction Bank, headquartered in Beijing, China, provides a complete range of banking services and other financial services to individual and corporate customers. The bank's services include retail banking, international settlement, project finance, and credit card services.

Cosco Pacific Limited, headquartered in Hong Kong, China, is one of the world's leading container-related companies with an increasingly integrated range of activities spanning container leasing, container terminals and container-related industries. The company's parent, China Ocean Shipping (Group) Company, is the largest shipping company in China.

PetroChina Company Limited, headquartered in Beijing, China, explores for, develops, and produces crude oil and natural gas. The company also refines, transports, and distributes crude oil and petroleum products; transmits, markets and sells natural gas; and produces and sells chemicals.

Sino Land Company Limited, headquartered in Hong Kong, China, through its subsidiaries, develops and invests in properties, trades and invests in securities, and provides financing services. The company also operates hotels and provides building management services.


                   MSCI EAFE Target 20 Strategy Stocks


France
------

Bouygues S.A., headquartered in Cedex, France, operates in five industries: road work, construction, property development, media and telecommunications.

Compagnie de Saint-Gobain S.A., headquartered in Paris, France, produces flat glass, insulation, glass containers, high-performance ceramics, plastics, abrasives, and building materials such as roofing, wall facings, mortars, and ductile cast iron pipe.

Total S.A., headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in approximately 80 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Germany
-------

Henkel KGaA Nvtg Prf, headquartered in Dusseldorf, Germany, together with its subsidiaries, engages in laundry and home care, cosmetics/toiletries and adhesive technologies businesses.

Hong Kong
---------

Hutchison Whampoa Limited, headquartered in Hong Kong, China, through its subsidiaries, operates five core businesses including ports and related services, telecommunications and e-commerce, property and hotels, retail and manufacturing, energy, infrastructure, finance and investments.

Ireland
-------

CRH Plc, headquartered in Dublin, Ireland, manufactures cement, concrete products, aggregates, asphalt, clay bricks, chemical lime, security fencing products, and roofing, insulation and other building materials. The company also operates builders merchant locations and DIY stores.

Italy
-----

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

Telecom Italia SpA, headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
-----

DENSO Corporation, headquartered in Aici, Japan, manufactures electronic parts for automobiles.

FUJIFILM Holdings Corp., headquartered in Tokyo, Japan, engages in the development, production, sales and service of imaging solutions, information solutions and document solutions.

NIPPON TELEGRAPH AND TELEPHONE CORPORATION (NTT), headquartered in Tokyo, Japan, provides various telecommunication services, including data communication, telephone, telegraph, leased circuits, terminal equipment sales, and related services. The company supplies both local and long distance telephone services within Japan.

Toyota Motor Corporation, headquartered in Toyota City, Japan, manufactures, sells, leases and repairs passenger automobiles, trucks, buses, boats and airplanes in Japan and internationally. The company also manages real estate, civil engineering and insurance businesses.

The Netherlands
---------------

ArcelorMittal, headquartered in Luxembourg City, Luxembourg, and domiciled in Rotterdam, the Netherlands, through its subsidiaries, operates as a global steel company. The company produces a range of finished and semi-finished steel products that include hot-rolled sheets, cold-rolled sheets, electro-galvanized and coated steel, bars, wire-rods, wire-products, pipes, billets and slabs.

Royal Dutch Shell Plc, headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

Singapore
---------

Wilmar International Ltd., headquartered in Singapore, through its subsidiaries, operates as an agribusiness company.

Sweden
------

TeliaSonera AB, headquartered in Stockholm, Sweden, offers telecommunication services. The company offers mobile communications services in Europe and the United States, as well as operating fixed networks in Northern Europe.

United Kingdom
--------------

BP Plc, headquartered in London, England, produces and markets crude oil and petroleum products worldwide, is engaged in exploration and field development throughout the world, and is engaged in the manufacture and sale of various petroleum-based chemical products.

Carnival Plc, headquartered in Southampton, England, owns and operates cruise lines. Cruise vacations are available under the names "Carnival Cruise Lines," "Holland America Line," "Windstar Cruises," "Cunard Line," "Seabourn Cruise Line" and "Costa Crociere SpA."

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.


                 The Nasdaq(R) Target 15 Strategy Stocks


Altera Corporation, headquartered in San Jose, California, designs, manufactures and markets programmable logic devices and associated development tools to the telecommunications, data communications and industrial applications markets.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

Bed Bath & Beyond Inc., headquartered in Union, New Jersey, sells domestic merchandise (bed linens, bath accessories and kitchen textiles) and home furnishings (cookware, dinnerware, glassware and basic housewares) through retail stores.

Biogen Idec Inc., headquartered in Cambridge, Massachusetts, is a biopharmaceutical company engaged primarily in the research, development, manufacture and commercialization of targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases.

Check Point Software Technologies Ltd., headquartered in Ramat-Gan, Israel, develops, sells and supports secure enterprise networking solutions. The company's integrated architecture includes network security ("FireWall-1," "VPN-1," "Open Security Manager" and "Provider-1"), traffic control ("FloodGate-1" and "ConnectControl") and Internet protocol address management ("Meta IP").

Cintas Corporation, headquartered in Cincinnati, Ohio, designs and manufactures corporate identity uniforms which they rent or sell to customers, along with non-uniform equipment. The company also offers ancillary products which include the sale or rental of walk-off mats, fender covers, towels, mops and linen products.

Cognizant Technology Solutions Corporation, headquartered in Teaneck, New Jersey, provides full life cycle solutions to complex software development and maintenance problems that companies face as they transition to e-business.

The DIRECTV Group, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

Hansen Natural Corporation, headquartered in Corona, California, through its subsidiaries, engages in the development, marketing, sale, and distribution of beverages in the United States and Canada.

Linear Technology Corporation, headquartered in Milpitas, California, designs, makes and markets a broad line of standard high performance linear integrated circuits using silicon gate complementary metal-oxide semiconductor ("CMOS"), BiCMOS and bipolar and complementary bipolar wafer process technologies.

Oracle Corporation, headquartered in Redwood Shores, California, designs, develops, markets and supports computer software products with a wide variety of uses, including database management, application development, business intelligence and business applications.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.

Xilinx, Inc., headquartered in San Jose, California, designs, develops and sells complementary metal-oxide-silicon ("CMOS") programmable logic devices and related design software, including field programmable gate arrays and erasable programmable logic devices.


             NYSE(R) International Target 25 Strategy Stocks


Canada
------

Bank of Montreal, headquartered in Montreal, Quebec, Canada, and its subsidiaries, offers credit and noncredit products and services in North America.

Canadian Imperial Bank of Commerce, headquartered in Toronto, Ontario, Canada, provides various banking and financial services to individuals, government and corporate clients in Canada and around the world.

Manulife Financial Corporation, headquartered in Toronto, Ontario, Canada, is a life insurance company and the holding company of The Manufacturers Life Insurance Company, a Canadian life insurance company.

The Toronto-Dominion Bank, headquartered in Toronto, Ontario, Canada, and its subsidiaries provide retail and commercial banking, wealth management, and wholesale banking products and services in the United States, Canada, and internationally.

France
------

AXA S.A. (ADR), headquartered in Paris, France, is an insurance company which also provides related financial services. The company offers life and non-life insurance, reinsurance, savings and pension products, and asset management services.

Veolia Environnement (ADR), headquartered in Paris, France, offers waste management services and logistics for industrial clients, sorting and recycling of materials, waste treatment through incineration, composting and storage, and final recovery of waste in the form of energy or organic materials.

Germany
-------

Allianz AG (ADR), headquartered in Munich, Germany, is a global insurance company engaging in property and casualty protection, life and health insurance, and asset management.

Deutsche Bank AG, headquartered in Frankfurt, Germany, provides a broad range of banking, investment, fund management, securities, credit card, mortgage leasing and insurance services worldwide. The company provides its services to retailers and private clients, corporations and financial institutions, as well as multi-national conglomerates. The company also offers a variety of financial consulting and advisory services.

Deutsche Telekom AG (ADR), headquartered in Bonn, Germany, provides public fixed-network voice telephony, mobile communications, cable TV and radio programming in Germany. The company also provides leased lines, text and data services, corporate networks and on-line services.

Italy
-----

Eni SpA (ADR), headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently also expanding into power generation.

Telecom Italia SpA (ADR), headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
-----

Hitachi, Ltd. (ADR), headquartered in Tokyo, Japan, is engaged in the manufacture of communications and electronic equipment, consumer electronics, and heavy electrical and industrial machinery. The company has a wide range of products from nuclear power systems to kitchen appliances and also operates subsidiaries in the metal, chemical, and wire and cable industries.

Nippon Telegraph & Telephone Corporation (ADR), headquartered in Tokyo, Japan, provides telephone, telegraph, leased circuits, data communication, terminal equipment sales, and related services. The company provides both local and long distance telecommunication services within Japan.

Toyota Motor Corporation (ADR), headquartered in Toyota City, Japan, manufactures, sells, leases and repairs passenger automobiles, trucks, buses, boats and airplanes in Japan and internationally. The company also manages real estate, civil engineering and insurance businesses.

The Netherlands
---------------

ArcelorMittal (ADR), headquartered in Luxembourg City, Luxembourg, and domiciled in Rotterdam, the Netherlands, through its subsidiaries, operates as a global steel company. The company produces a range of finished and semi-finished steel products that include hot-rolled sheets, cold-rolled sheets, electro-galvanized and coated steel, bars, wire-rods, wire-products, pipes, billets and slabs.

ING Groep N.V. (ADR), headquartered in Amsterdam, the Netherlands, offers a comprehensive range of financial services worldwide, including life and non-life insurance, commercial and investment banking, asset management and related products.

South Korea
-----------

Korea Electric Power Corporation (ADR), headquartered in Seoul, South Korea, builds and operates hydro-power, thermal-power, and nuclear power units in South Korea. The company also generates, transmits, and distributes electricity to South Korea and is majority owned by the Korean government.

POSCO (ADR), headquartered in Seoul, South Korea, manufactures and sells a line of steel products, including hot rolled and cold rolled products, plates, wire rods, silicon steel sheets and stainless steel products.

Spain
-----

Banco Santander Central Hispano S.A. (ADR), headquartered in Santander, Spain, operates in five business areas, which include European Retail Banking; Retail Banking Latin America; Asset Management and Private Banking; Global Wholesale Banking; and Financial Management and Equity Stakes.

Repsol YPF, S.A. (ADR), headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin
America, the Middle East, North Africa and the United States.

Switzerland
-----------

Credit Suisse Group (ADR), headquartered in Zurich, Switzerland, is one of the world's leading financial services companies, providing banking and insurance solutions for private clients, companies and institutions.

UBS AG, headquartered in Zurich, Switzerland, is a leading global financial services firm, the world's largest global asset manager, a top-tier provider of investment banking and securities distribution, and a leading provider of private banking services.

United Kingdom
--------------

Barclays Plc (ADR), headquartered in London, England, is a financial services group engaged primarily in the banking and investment banking businesses. Through its subsidiary, Barclay Bank Plc, the company offers commercial and investment banking, insurance, financial and related services in more than 60 countries.

Lloyds TSB Group Plc (ADR), headquartered in London, England, through subsidiaries and associated companies, offers a wide range of banking and financial services throughout the United Kingdom and a number of other countries.

Vodafone Group Plc (ADR), headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.


                    The S&P Target 24 Strategy Stocks


Altera Corporation, headquartered in San Jose, California, designs, manufactures and markets programmable logic devices and associated development tools to the telecommunications, data communications and industrial applications markets.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Aon Corporation, headquartered in Chicago, Illinois, through its subsidiaries, provides insurance and risk management, consulting, and insurance underwriting solutions worldwide.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Campbell Soup Company, headquartered in Camden, New Jersey, operates with its consolidated subsidiaries as a manufacturer and marketer of soups and a manufacturer of juice beverages, sauces, biscuits and confectionery products.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

Diamond Offshore Drilling, Inc., headquartered in Houston, Texas, together with its subsidiaries, operates as an offshore oil and gas drilling contractor worldwide.

The Dun & Bradstreet Corporation, headquartered in Short Hills, New Jersey, provides business information and tools in the United States and internationally.

Forest Laboratories, Inc., headquartered in New York, New York, develops, manufactures and sells both branded and generic forms of ethical drug products that require a physician's prescription, as well as non-prescription pharmaceutical products sold over-the-counter.

Illinois Tool Works Inc., headquartered in Glenview, Illinois, makes plastic and metal components, fasteners, industrial fluids, adhesives and welding products. The company also makes systems for consumer and industrial packaging, identification systems, and industrial spray coating and quality assurance equipment.

Lexmark International, Inc., headquartered in Lexington, Kentucky, develops, manufactures and supplies printing solutions and products, including laser and inkjet printers and associated supplies for the office and home markets.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Moody's Corporation, headquartered in New York, New York, is a global credit rating, research and risk analysis firm, publishing credit opinions, research and ratings on fixed-income securities, issuers of securities and other credit obligations.

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Philip Morris International Inc., headquartered in New York, New York, produces, markets and distributes a variety of branded cigarette and tobacco products.

Public Service Enterprise Group Incorporated, headquartered in Newark, New Jersey, generates, transmits, distributes and sells electric energy, and produces, transmits, distributes and sells natural or manufactured gas in New Jersey.

Sempra Energy, headquartered in San Diego, California, is an energy services company whose primary subsidiaries are San Diego Gas and Electric, which provides electric and gas service to San Diego and southern Orange Counties, and Southern California Gas Company.

The Southern Company, headquartered in Atlanta, Georgia, through wholly owned subsidiaries, supplies electricity in Alabama, Florida, Georgia and Mississippi; and owns generating units at a large electric generating station which supplies power to certain utility subsidiaries.

Teradata Corporation, headquartered in Dayton, Ohio, is engaged in the development and marketing of computer software. The company's products include enterprise data warehousing, customer relationship management, master data management, finance and performance management, profitability analytics, and supply chain management software.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

Varian Medical Systems, Inc., headquartered in Palo Alto, California, designs and produces integrated systems of equipment and software for treating cancer with radiation, as well as cost-effective x-ray tubes for original equipment manufacturers and replacement x-ray tubes and imaging subsystems.

W.W. Grainger, Inc., headquartered in Lake Forest, Illinois, is a distributor of maintenance, repair, and operating supplies, services and related information to the commercial, industrial, contractor and institutional markets in North America.


                    S&P Target SMid 60 Strategy Stocks


Ashland Inc., headquartered in Covington, Kentucky, distributes industrial chemicals and solvents, markets Valvoline motor oil and automotive chemicals, performs contract construction work, and operates crude oil refineries.

Avid Technology, Inc., headquartered in Tewksbury, Massachusetts, develops, markets, sells and supports a wide range of software, and hardware and software systems, for digital media production, management and distribution.

Basic Energy Services, Inc., headquartered in Midland, Texas, provides a range of well site services to oil and gas drilling and producing companies in the United States.

BioMed Realty Trust, Inc., headquartered in San Diego, California, is a real estate investment trust that engages in the acquisition, development, ownership, leasing and management of laboratory and office space for the life science industry.

Black Box Corporation, headquartered in Lawrence, Pennsylvania, is a direct marketer and technical service provider of computer communications and networking equipment and services to businesses of all sizes, operating in 132 countries.

Callaway Golf Company, headquartered in Carlsbad, California, designs, develops, makes and markets high-quality, innovative golf clubs.

Collective Brands, Inc., headquartered in Topeka, Kansas, operates as a family footwear retailer. The company offers athletic and casual footwear, dress shoes, sandals, work and fashion boots, and slippers, as well as accessories, such as handbags and hosiery.

Community Health Systems Inc., headquartered in Brentwood, Tennessee, is a non-urban provider of general hospital healthcare services in the United States.

DiamondRock Hospitality Company, headquartered in Bethesda, Maryland, is a lodging-focused real estate investment trust that owns and operates upscale hotels and resorts in North America.

Entertainment Properties Trust, headquartered in Kansas City, Missouri, is a self-managed real estate investment trust engaged in acquiring and developing entertainment properties including megaplex theatres and entertainment-themed retail centers.

Esterline Technologies Corporation, headquartered in Bellevue,
Washington, primarily serves aerospace and defense customers with products for avionics, propulsion and guidance systems.

Extra Space Storage Inc., headquartered in Salt Lake City, Utah, operates as a real estate investment trust which engages in property management and development activities that include acquiring, managing, developing and selling, as well as the rental of self-storage facilities.

First BanCorp., headquartered in Santurce, Puerto Rico, is the holding company for FirstBank Puerto Rico, the second largest locally owned commercial bank in Puerto Rico. The bank specializes in consumer lending in the Puerto Rican market, offering an array of financial services to a growing number of consumer and commercial customers.

Foot Locker, Inc., headquartered in New York, New York, is a global retailer of athletic footwear and apparel, operating primarily mall-based stores in North America, Europe and Australia.

Forestar Group Inc., headquartered in Austin, Texas, is a real estate investment and development company operating diverse real estate projects and investments which range from master-planned communities to commercial developments.

Group 1 Automotive, Inc., headquartered in Houston, Texas, is an operator and consolidator in the automotive retailing industry. The company owns dealerships located in Texas, Colorado, Florida, Georgia, Louisiana, New Mexico and Oklahoma.

Health Net Inc., headquartered in Woodland Hills, California, is an integrated managed care organization that administers the delivery of managed healthcare services.

HealthSpring, Inc., headquartered in Nashville, Tennessee, through its subsidiaries, operates as a managed care organization in the United States. The company focuses primarily on Medicare, the federal government sponsored health insurance program for retired U.S. citizens aged 65 and older, qualifying disabled persons, and persons suffering from end stage renal disease in the states of Alabama, Florida, Illinois, Mississippi, Tennessee and Texas.

Hill-Rom Holdings, Inc., headquartered in Batesville, Indiana, manufactures equipment for the healthcare industry in addition to providing wound care and pulmonary/trauma management services. The company produces hospital beds, mattresses, stretchers and furniture. In addition, the company provides hospital information technology systems, and offers wound, circulatory and pulmonary therapies.

Hologic, Inc., headquartered in Bedford, Massachusetts, is a developer, manufacturer and supplier of bone densitometers, mammography and breast biopsy devices, direct-to-direct X-ray systems, and other X-ray based imaging systems.

Hornbeck Offshore Services, Inc., headquartered in Covington, Louisiana, provides marine transportation services to the offshore oil and gas industry. The company owns and operates supply vessels in the Gulf of Mexico supporting operations of drilling rigs and platforms. Ocean-going tugs and barges are also operated in the northeastern United States and Puerto Rico.

IDACORP, Inc., headquartered in Boise, Idaho, a holding company, is a public utility engaged in the generation, purchase, transmission, distribution and sale of electricity in Idaho, Nevada and Oregon.

JAKKS Pacific, Inc., headquartered in Malibu, California, develops, markets and distributes a variety of toys and electronic products for children including specialty dolls and related accessories; toys featuring popular entertainment properties and characters; and collectible and toy vehicles.

Kansas City Southern, headquartered in Kansas City, Missouri, through its subsidiaries, provides rail freight transportation along a continuous rail network that links markets in the United States, Canada and Mexico.

Kindred Healthcare, Inc., headquartered in Louisville, Kentucky, is a healthcare services company that primarily operates hospitals, nursing centers and institutional pharmacies.

Korn/Ferry International, headquartered in Los Angeles, California, is engaged in the business of providing executive recruitment and technology-enhanced middle-management recruitment. The company also offers consulting and related services globally on a retained basis.

LIFE TIME FITNESS, Inc., headquartered in Eden Prairie, Minnesota, operates large sports, athletic, fitness and family recreation centers under the "Life Time Fitness" brand.

LifePoint Hospitals, Inc., headquartered in Brentwood, Tennessee, is engaged primarily in the operation and management of healthcare facilities, in particular, general, acute care hospitals in non-urban communities in the United States.

Medical Properties Trust Inc., headquartered in Birmingham, Alabama, is a real estate investment trust that acquires and develops healthcare facilities and leases the facilities to healthcare operating companies.

Minerals Technologies Inc., headquartered in New York, New York, is a resource- and technology-based company that develops, produces and markets worldwide a broad range of specialty mineral, mineral-based and synthetic mineral products.

NV Energy Inc., headquartered in Reno, Nevada, operates as the holding company for Nevada Power Company and Sierra Pacific Power Company which engage in the distribution, transmission, generation and sale of electric energy.

Oil States International, Inc., headquartered in Houston, Texas, is a provider of specialty products and services to oil and gas drilling and production companies throughout the world.

OM Group, Inc., headquartered in Cleveland, Ohio, through its operating subsidiaries, is a vertically integrated international producer and marketer of value-added metal-based specialty chemicals.

Omnicare, Inc., headquartered in Covington, Kentucky, is a provider of pharmacy services to long-term care institutions such as nursing homes, retirement centers and other healthcare facilities.

Oshkosh Corporation, headquartered in Oshkosh, Wisconsin, is a diversified manufacturer of specialty trucks and truck bodies for the concrete placement, refuse hauling, fire and emergency, and defense markets.

Overseas Shipholding Group, Inc., headquartered in New York, New York, an independent bulk shipping company, engages in the ocean transportation of crude oil and petroleum products.

Patriot Coal Corporation, headquartered in St. Louis, Missouri, produces and sells coal in the eastern United States.

Patterson-UTI Energy, Inc., headquartered in Snyder, Texas, is the largest provider of domestic land-based drilling services to major independent oil and natural gas companies in North America, and is also engaged in pressure pumping, exploration and drilling.

Penn Virginia Corporation, headquartered in Radnor, Pennsylvania, is engaged in the exploration, development and production of crude oil and natural gas, primarily in the eastern and Gulf Coast onshore areas of the United States.

Pinnacle Entertainment, Inc., headquartered in Las Vegas, Nevada, engages in the ownership and operation of gaming entertainment facilities in the United States.

Pride International, Inc., headquartered in Houston, Texas, is an international provider of contract drilling and related services, operating both offshore and on land.

Regis Corporation, headquartered in Edina, Minnesota, operates and franchises hair and retail product salons under the names "Regis
Hairstylists," "Supercuts," "MasterCuts," "Trade Secret" and
"SmartStyle." The company operates salons worldwide.

Reliance Steel & Aluminum Co., headquartered in Los Angeles, California, is a metals service center company which operates processing and distribution facilities in 27 states, Belgium, France and South Korea.

RTI International Metals, Inc., headquartered in Niles, Ohio, manufactures and distributes titanium and specialty metal products through subsidiaries. The company's products also include extruded shapes and engineered systems and are used for aerospace, industrial and consumer applications.

Scholastic Corporation, headquartered in New York, New York, and its subsidiaries engage in publishing and distributing children's books worldwide. The company creates educational and entertaining materials and products for use in school and at home.

School Specialty, Inc., headquartered in Appleton, Wisconsin, is a distributor of non-textbook educational supplies and furniture for grades pre-kindergarten through 12 to school districts, administrators and teachers through its catalogs.

SkyWest, Inc., headquartered in St. George, Utah, through its wholly owned subsidiary, SkyWest Airlines Inc., operates regional airlines in the United States.

Southern Union Company, headquartered in Houston, Texas, together with its subsidiaries, engages in the transportation, storage, and distribution of natural gas in the United States.

Superior Industries International, Inc., headquartered in Van Nuys, California, designs and manufactures motor vehicle parts and accessories. The company's products are sold to original equipment manufacturers and the automotive aftermarket. Their products include vehicle aluminum road wheels, as well as custom road wheels and accessories.

Susquehanna Bancshares, Inc., headquartered in Lititz, Pennsylvania, is a financial holding company that provides a wide range of retail and commercial banking and financial services through its subsidiaries in the mid-Atlantic region.

Tech Data Corporation, headquartered in Clearwater, Florida, is a full-line distributor of technology products. The company serves resellers in the United States, Canada, the Caribbean, Latin America, Europe and the Middle East. The company also provides pre- and post-sale training, service, and support, as well as configuration and assembly services and electronic commerce solutions.

Telephone and Data Systems, Inc., headquartered in Chicago, Illinois, is a diversified telecommunications services company with cellular telephone and telephone operations.

Temple-Inland Inc., headquartered in Austin, Texas, through its subsidiaries, conducts operations in three groups: Paper, Building Products and Financial Services.

TETRA Technologies, Inc., headquartered in The Woodlands, Texas, is an oil and gas services company with an integrated calcium chloride and brominated products manufacturing operation that supplies feedstocks to energy markets, as well as other markets.

TTM Technologies, Inc., headquartered in Santa Ana, California, is a manufacturer of printed circuit boards used in electronic products such as routers, switches, servers, memory modules and cellular base stations. The company's customers include original equipment manufacturers and electronic manufacturing services companies.

Umpqua Holdings Corporation, headquartered in Portland, Oregon, offers commercial and retail banking services, and retail brokerage services through its wholly-owned subsidiary, Umpqua Bank.

Viad Corp., headquartered in Phoenix, Arizona, provides exhibition and event services, and travel and recreation services.

Westar Energy, Inc., headquartered in Topeka, Kansas, engages in the generation, transmission, and distribution of electricity in Kansas.

Whitney Holding Corporation, headquartered in New Orleans, Louisiana, operates as the holding company for Whitney National Bank, which provides community banking services to commercial, small business, and retail customers in Mississippi, central and south Alabama, Florida and Texas.

Wintrust Financial Corporation, headquartered in Lake Forest, Illinois, is a holding company whose subsidiaries provide banking services in the Chicago metropolitan area and financing for the payment of insurance premiums.


               Target Diversified Dividend Strategy Stocks


Alexander & Baldwin, Inc., headquartered in Honolulu, Hawaii, operates in transportation, real estate and agribusiness industries primarily in Hawaii.

Alliant Energy Corporation, headquartered in Madison, Wisconsin, operates as the holding company for Interstate Power and Light Company and Wisconsin Power and Light Company. The company engages in the generation, transmission, distribution, and sale of electric energy; and the purchase, distribution, transportation, and sale of natural gas in Iowa, Minnesota, Wisconsin, and Illinois.

American Greetings Corporation, headquartered in Cleveland, Ohio, and its subsidiaries design, manufacture, and sell everyday and seasonal greeting cards and other social expression products. The company's products include greeting cards, gift wrap, paper party goods, candles, balloons, stationery and giftware. The company's products are sold throughout the world.

The Andersons, Inc., headquartered in Maumee, Ohio, engages in agribusiness processing and manufacturing businesses, and general merchandise retailing.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Biovail Corporation, headquartered in Mississauga, Ontario, Canada, is a fully integrated pharmaceutical company specializing in the development of drugs utilizing advanced controlled-release, rapid dissolve, enhanced absorption and taste masking technologies.

Bristol-Myers Squibb Company, headquartered in New York, New York, through divisions and subsidiaries, produces and distributes pharmaceutical and non-prescription health products, toiletries and beauty aids, and medical devices.

Cabot Corporation, headquartered in Boston, Massachusetts, produces carbon black, a reinforcing agent for rubber and non-rubber applications, and electronic grade tantalum, columbium, cesium, germanium, niobium titanium, rubidium and tellurium. The company also produces and sells fumed silica and purchases and sells liquefied natural gas.

Cal-Maine Foods, Inc., headquartered in Jackson, Mississippi, is primarily engaged in the production, cleaning, grading and packaging of fresh shell eggs for sale to shell egg retailers.

Carpenter Technology Corporation, headquartered in Wyomissing,
Pennsylvania, manufactures, fabricates and distributes specialty metals and engineered products. The company's products include stainless steels, special alloys, ceramics, titanium products and other steel.

CenturyTel, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Cognex Corporation, headquartered in Natick, Massachusetts, designs, develops, makes and sells machine vision systems which are used to replace human vision in a wide range of manufacturing processes in the semiconductor, electronics, automotive, graphic arts and pharmaceutical industries.

Diebold, Incorporated, headquartered in North Canton, Ohio, develops, manufactures, sells and services automated teller machines, electronic and physical security systems, various products to equip bank facilities, and software and integrated systems.

DTE Energy Company, headquartered in Detroit, Michigan, is an exempt holding company for The Detroit Edison Company, a public utility engaged in the generation, purchase, transmission, distribution and sale of electric energy in southeastern Michigan.

Eli Lilly and Company, headquartered in Indianapolis, Indiana, with subsidiaries, develops, makes and markets pharmaceutical and animal health products sold in countries around the world. The company also provides healthcare management services in the United States.

Fortune Brands, Inc., headquartered in Lincolnshire, Illinois, through its subsidiaries, is engaged in the manufacture and sale of home products, office products, golf products, and spirits and wine. The company's product lines include "Moen" faucets and plumbing accessories; "MasterBrand Cabinets" which sell under the brand names "Aristokraft" and "Schrock"; "Master Lock" key-controlled and combination locks; "Waterloo" tool storage products; "ACCO" office products and supplies; "Titleist" golf balls and other sports products; and "Jim Beam" spirits and wines.

GATX Corporation, headquartered in Chicago, Illinois, is a holding company whose subsidiaries engage in the leasing and management of railroad tank cars and other specialized railcars; arrange and service the financing of equipment and other capital assets; and provide logistics and supply chain services.

Harte-Hanks, Inc., headquartered in San Antonio, Texas, is a leading direct marketing services firm and one of the largest producers of shoppers (weekly advertising circulars sent by mail) in the United States. The company's direct marketing division offers outsourced traditional direct marketing services as well as consulting and technology services to clients within the United States and other countries.

HNI Corporation, headquartered in Muscatine, Iowa, is a provider of office furniture and hearth products.

Integrys Energy Group, Inc., headquartered in Chicago, Illinois, is a holding company for regulated utility and non-regulated business units that distribute electricity and natural gas to customers in the upper midwestern United States.

International Bancshares Corporation, headquartered in Laredo, Texas, is a financial holding company that operates through its four bank subsidiaries: International Bank of Commerce (IBC), Commerce Bank, International Bank of Commerce, Brownsville and International Bank of Commerce, Zapata.

Manulife Financial Corporation, headquartered in Toronto, Ontario, Canada, is a life insurance company and the holding company of The Manufacturers Life Insurance Company, a Canadian life insurance company.

Maxim Integrated Products, Inc., headquartered in Sunnyvale, California, designs and makes linear and mixed-signal integrated circuits. The company's products include data converters, interface circuits, microprocessor-supervisors and amplifiers.

Meredith Corporation, headquartered in Des Moines, Iowa, a media and marketing company, engages in magazine and book publishing, television broadcasting, integrated marketing, and interactive media business in the United States.

Methanex Corporation, headquartered in Vancouver, British Columbia, Canada, produces and markets methanol. The company's product is used to produce formaldehyde, acetic acid and a variety of other chemical intermediates. Methanol is also used as an additive in gasoline and is used in fuel cell applications.

Molex Incorporated, headquartered in Lisle, Illinois, engages in the design, manufacture and distribution of electronic components. The company offers terminals, connectors, planar cables, cable assemblies, interconnection systems, fiber optic interconnection systems, backplanes and mechanical and electronic switches.

Overseas Shipholding Group, Inc., headquartered in New York, New York, an independent bulk shipping company, engages in the ocean transportation of crude oil and petroleum products.

Pepco Holdings, Inc., headquartered in Washington, D.C., is a public utility company managing several utility operations. The largest component of the company's business is power delivery, which is conducted through its subsidiaries, Pepco, Delmarva Power & Light Company and Atlantic City Electric Company.

Reynolds American Inc., headquartered in Winston-Salem, North Carolina, is a holding company for Reynolds Tobacco, the second largest cigarette manufacturer in the United States, whose major brands include "Doral," "Winston," "Camel," "Salem" and "Vantage."

Safety Insurance Group, Inc., headquartered in Boston, Massachusetts, is a provider of private passenger automobile insurance in Massachusetts. The company also offers a portfolio of other insurance products, including commercial automobile, homeowners, dwelling fire, umbrella and business owner policies.

Seaspan Corp., headquartered in Hong Kong, China, owns and operates vessels that are engaged in deep-sea container transportation business in Hong Kong.

Student Loan Corp., headquartered in Stamford, Connecticut, together with its subsidiaries, originates, manages and services student loans in accordance with federally sponsored guaranteed student loan programs and private education loans to students and their parents.

Sunoco, Inc., headquartered in Philadelphia, Pennsylvania, through its subsidiaries, is a petroleum refiner and marketer with interests in coke-making and coal mining. The company's petroleum refining and marketing operations are conducted primarily in the eastern half of the United States.

Teekay Corporation, headquartered in Nassau, Bahamas, provides international petroleum product and crude oil transportation services to major oil companies and oil traders, and government agencies. Services are provided through a fleet of medium size oil tankers worldwide.

Teleflex Incorporated, headquartered in Limerick, Pennsylvania, is a diversified industrial firm operating commercial, medical, and aerospace segments. The company is engaged in the manufacture of mechanical controls, electronic products, driver control systems, hospital supply and surgical devices, precision controls, and cargo systems.

TELUS Corporation, headquartered in Vancouver, British Columbia, Canada, is a telecommunication company offering local, long distance, wireless, data, Internet and e-business products and services.

Tsakos Energy Navigation Ltd., headquartered in Athens, Greece, owns and operates a fleet of tankers suitable for transporting crude oil, refined petroleum products and other liquids.

United States Steel Corporation, headquartered in Pittsburgh,
Pennsylvania, is an integrated steel producer with major production operations in the United States and central Europe.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Verizon Communications Inc., headquartered in New York, New York, provides wireline voice and data services, wireless services, Internet service and published directory information. The company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and pay phones. The company operates worldwide.


                      Target Growth Strategy Stocks


Accenture Ltd., headquartered in Hamilton, Bermuda, provides management consulting, technology services, and outsourcing services. The company operates in five segments: Communications and High Tech; Financial Services; Products and Services; Resources; and Government.

Agrium Inc., headquartered in Calgary, Alberta, Canada, engages in the production, marketing and distribution of agricultural products and services, as well as nutrients for agricultural and industrial markets in North America and Argentina.

Amazon.com, Inc., headquartered in Seattle, Washington, operates as an online retailer of books and other products via a commercial site on the World Wide Web. The company also operates an online auction site.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Barrick Gold Corporation, headquartered in Toronto, Ontario, Canada, is engaged in the production and sale of gold, including related mining activities such as exploration, development, mining and processing. Its operations are mainly located in Argentina, Australia, Canada, Chile, Peru, Tanzania and the United States.

Becton, Dickinson and Company, headquartered in Franklin Lakes, New Jersey, manufactures and sells medical supplies, medical devices and diagnostic systems. The company's products are used by both healthcare professionals and the general public and are marketed globally.

Biogen Idec Inc., headquartered in Cambridge, Massachusetts, is a biopharmaceutical company engaged primarily in the research, development, manufacture and commercialization of targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases.

CA Inc., headquartered in Islandia, New York, designs, develops, markets, licenses and supports a wide range of integrated computer software products.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

Corning Incorporated, headquartered in Corning, New York, with subsidiaries, manufactures and sells optical fiber, cable, hardware and components for the global telecommunications industry; ceramic emission control substrates used in pollution-control devices; and plastic and glass laboratory products. The company also produces high-performance displays and components for television and other communications-related industries.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

First Solar, Inc., headquartered in Phoenix, Arizona, and its subsidiaries engage in the design, manufacture, and sale of solar electric power modules.

Forest Laboratories, Inc., headquartered in New York, New York, develops, manufactures and sells both branded and generic forms of ethical drug products that require a physician's prescription, as well as non-prescription pharmaceutical products sold over-the-counter.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

International Business Machines Corporation, headquartered in Armonk, New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

Lorillard, Inc., headquartered in Greensboro, North Carolina, is engaged in the manufacture and marketing of cigarettes. The company sells to distributors and retailers in the United States.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Medco Health Solutions, Inc., headquartered in Franklin Lakes, New Jersey, a pharmacy benefit manager, provides programs and services for its clients and the members of their prescription benefit plans, as well as for the physicians and pharmacies for the members' use.

Monsanto Company, headquartered in St. Louis, Missouri, and its subsidiaries provide agricultural products and integrated solutions for farmers. The company produces seed brands and develops biotechnology traits that assist farmers in controlling insects and weeds.

The Mosaic Company, headquartered in Plymouth, Minnesota, engages in the production, blending, and distribution of crop nutrient and animal feed products worldwide.

Murphy Oil Corporation, headquartered in El Dorado, Arkansas, is a worldwide oil and gas exploration and production company with refining and marketing operations. The company's principal activities are located in the United States and the United Kingdom. The company also conducts pipeline and crude oil trading operations in Canada.

Newmont Mining Corporation, headquartered in Denver, Colorado, is a holding company and is principally engaged in gold mining with operations in North America, Australia, Indonesia, New Zealand, South America, Turkey and Uzbekistan.

Noble Energy, Inc., headquartered in Houston, Texas, is engaged in the exploration, development, production and marketing of natural gas and crude oil. The company's domestic offshore operations are located primarily in the Gulf of Mexico and onshore in the Gulf coast region while international operations are located in various countries.

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Potash Corporation of Saskatchewan Inc., headquartered in Saskatoon, Saskatchewan, Canada, manufactures and sells solid and liquid phosphate fertilizers, animal feed supplements and industrial acid used in food products and industrial processes. It produces potash from mines in Canada and conducts operations at facilities in Canada, Brazil, Chile, Trinidad and the United States.

Southwestern Energy Company, headquartered in Houston, Texas, is a diversified energy company engaging in oil and gas exploration and production, and natural gas gathering, transmission, marketing and distribution.

Talisman Energy Inc., headquartered in Calgary, Alberta, Canada, is an international upstream oil and gas producer with operations in Canada, the North Sea and Indonesia. The company also conducts exploration in Algeria, Colombia, Qatar, Southeast Asia and Trinidad.

The TJX Companies, Inc., headquartered in Framingham, Massachusetts, operates "T.J. Maxx," "Marshalls," "Winners Apparel," "HomeGoods" and "T.K. Maxx" stores in the United States, Canada and Europe selling off-price family apparel, accessories, domestics and giftware.


                     Target Mega-Cap Strategy Stocks


Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Anadarko Petroleum Corporation, headquartered in Houston, Texas, explores for, develops, produces and markets natural gas, crude oil, condensate and natural gas liquids, both domestically and internationally. The company also participates in overseas exploration joint ventures.

Apple Inc., headquartered in Cupertino, California, designs, makes and markets microprocessor-based personal computers and related personal computing and communicating solutions for sale mainly to education, creative, home, business and government customers.

Archer-Daniels-Midland Company, headquartered in Decatur, Illinois, is engaged in the business of procuring, transporting, storing, processing and merchandising agricultural commodities and products such as oil seeds, corn and wheat.

Biogen Idec Inc., headquartered in Cambridge, Massachusetts, is a biopharmaceutical company engaged primarily in the research, development, manufacture and commercialization of targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases.

Bristol-Myers Squibb Company, headquartered in New York, New York, through divisions and subsidiaries, produces and distributes pharmaceutical and non-prescription health products, toiletries and beauty aids, and medical devices.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

CNOOC Limited (ADR), headquartered in Hong Kong, China, engages in the exploration, development, and production of crude oil and natural gas primarily in China.

Corning Incorporated, headquartered in Corning, New York, with subsidiaries, manufactures and sells optical fiber, cable, hardware and components for the global telecommunications industry; ceramic emission control substrates used in pollution-control devices; and plastic and glass laboratory products. The company also produces high-performance displays and components for television and other communications-related industries.

CVS Caremark Corporation, headquartered in Woonsocket, Rhode Island, is a drugstore chain specializing in prescription drugs, over-the-counter drugs, photofinishing services and film, greeting cards, beauty and cosmetics, convenience foods and seasonal merchandise.

Duke Energy Corporation, headquartered in Charlotte, North Carolina, provides electric service to about two million customers in North Carolina and South Carolina; operates interstate pipelines that deliver natural gas to various regions of the country; and markets electricity, natural gas and natural gas liquids.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

Google Inc., headquartered in Mountain View, California, provides a web based search engine through its Google.com website. The company offers a wide range of search options, including web, image, groups, directory and news searches.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products. The company also operates EXPO Design Centers in several states which offer interior design and renovation products.

Lowe's Companies, Inc., headquartered in Wilkesboro, North Carolina, operates stores which sell building commodities and millwork; heating, cooling and water systems; home decorating and illumination products; kitchens, bathrooms and laundries; yard, patio and garden products; tools; home entertainment products; and special order products.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Merck & Co. Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Nippon Telegraph & Telephone Corporation (ADR), headquartered in Tokyo, Japan, provides telephone, telegraph, leased circuits, data communication, terminal equipment sales, and related services. The company provides both local and long distance telecommunication services within Japan.

NTT DoCoMo, Inc. (ADR), headquartered in Tokyo, Japan, provides various types of telecommunications services including cellular phone, personal handyphone system (PHS), paging, and other telephone, satellite mobile communication and wireless Private Branch Exchange (PBX) system services. The company also sells cellular phones, PNS, car phones and pagers.

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Oracle Corporation, headquartered in Redwood Shores, California, designs, develops, markets and supports computer software products with a wide variety of uses, including database management, application development, business intelligence and business applications.

QUALCOMM Inc., headquartered in San Diego, California, designs, develops, makes, sells, licenses and operates advanced communications systems and products based on proprietary digital wireless technology. The company's products include "CDMA" integrated circuits, wireless phones and infrastructure products, transportation management information systems and ground stations, and phones for the low-earth- orbit satellite communications system.

Royal Dutch Shell Plc (ADR), headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

Sociedad Quimica y Minera de Chile S.A. (ADR), headquartered in Santiago, Chile, is engaged in the production and marketing of specialty fertilizers for the agricultural industry. The company also manufactures industrial chemicals, iodine and lithium and markets its products internationally.

Taiwan Semiconductor Manufacturing Company Ltd. (ADR), headquartered in Hsinchu, Taiwan, manufactures integrated circuits based on its proprietary designs. The company offers a comprehensive set of integrated circuit fabrication processes to manufacture CMOS logic, mixed-mode, volatile and non-volatile memory and BiCMOS chips. The company is an affiliate of Philips Electronic N.V.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

Walgreen Co., headquartered in Deerfield, Illinois, operates a nationwide chain of retail drugstores throughout the United States and Puerto Rico. The company's stores sell prescription and nonprescription drugs, general merchandise, cosmetics, liquor and beverages, toiletries and tobacco products. The company also operates two mail-order facilities.

Wal-Mart Stores, Inc., headquartered in Bentonville, Arkansas, is the largest retailer in the United States measured by total revenues. The company operates "Wal-Mart" retail discount department stores, "Wal-Mart Supercenters" and "Sam's" wholesale clubs in the United States and several other countries.

WellPoint, Inc., headquartered in Indianapolis, Indiana, through its subsidiaries, operates as a commercial health benefits company in the United States. The company offers a spectrum of network-based managed care plans to the large and small employer, individual, Medicaid, and senior markets.


                     Target Small-Cap Strategy Stocks


Aaron Rents, Inc., headquartered in Atlanta, Georgia, is engaged in the combined businesses of the rental, lease ownership and specialty retailing of consumer electronics, residential and office furniture, household appliances and accessories.

Allegiant Travel Company, headquartered in Las Vegas, Nevada, a leisure travel company, provides scheduled passenger services from small cities to leisure destinations in the United States.

American Public Education, Inc., headquartered in Charles Town, West Virginia, is a provider of online post-secondary education focused primarily on serving the military and public service communities.

Beacon Roofing Supply, Inc., headquartered in Peabody, Massachusetts, distributes residential and nonresidential roofing materials in the United States and Canada. The company also offers other complementary building materials, including siding, windows, specialty lumber products, and waterproofing systems for residential and nonresidential building exteriors.

Buffalo Wild Wings Inc., headquartered in Minneapolis, Minnesota, is a chain of casual dining restaurants with made-to-order menu items which include New York style chicken wings. The company operates and franchises restaurants in many states.

Carter's, Inc., headquartered in Atlanta, Georgia, markets baby and young children's apparel in the United States. The company sells products under the Tykes brand in Target stores and under its Child of Mine brand in Wal-Mart stores.

Centene Corporation, headquartered in St. Louis, Missouri, provides managed care programs and related services to individuals receiving benefits under Medicaid and the State Children's Health Insurance
Programs in Indiana, Texas and Wisconsin.

CH Energy Group, Inc., headquartered in Poughkeepsie, New York, serves as the holding company for Central Hudson Gas & Electric Corporation and Central Hudson Enterprises Corporation, which distribute natural gas, electricity and related services to retail and wholesale customers in New York, Connecticut, New Hampshire and New Jersey.

Coinstar, Inc., headquartered in Bellevue, Washington, owns and operates a multinational fully automated network of self-service coin-counting machines installed primarily in supermarkets across the United States, in Canada and in the United Kingdom.

CSG Systems International, Inc., headquartered in Englewood, Colorado, provides customer care and billing solutions worldwide for the communications markets, including cable television, direct broadcast satellite, telephone, online services and others.

Diamond Foods, Inc., headquartered in Stockton, California, a branded food company, engages in the processing, marketing and distribution of culinary, in-shell, ingredient nuts and snack products.

Emergent BioSolutions, Inc., headquartered in Rockville, Maryland, is a biopharmaceutical company that, together with its subsidiaries, develops, manufactures, and commercializes immunobiotics in the United States, the United Kingdom and Vietnam.

Encore Wire Corporation, headquartered in McKinney, Texas, is a manufacturer of copper electrical building wire and cable.

EPIQ Systems, Inc., headquartered in Kansas City, Kansas, develops, markets, licenses and supports proprietary software for bankruptcy trustees. The company also provides business-to-business communications systems and enterprise-wide open file delivery systems.

First Cash Financial Services, Inc., headquartered in Arlington, Texas, is engaged in the operation of pawn stores that lend money on the collateral of pledged personal property and retail previously owned merchandise acquired through pawn forfeitures.

First Financial Bankshares, Inc., headquartered in Abilene, Texas, through its subsidiaries, offers various commercial banking services in Texas.

Fred's, Inc., headquartered in Memphis, Tennessee, operates discount general merchandise stores in the southeastern United States.

Fuel Systems Solutions Inc., headquartered in Cerritos, California, engages in the design, manufacture and supply of alternative fuel products and systems to the transportation, industrial and power generation sectors worldwide.

Green Mountain Coffee Roasters, Inc., headquartered in Waterbury,
Vermont, engages in the roasting, distribution, and sale of coffee products primarily in the Northeastern United States.

Hanger Orthopedic Group, Inc., headquartered in Bethesda, Maryland, owns and operates orthotic and prosthetic patient care centers in the United States.

Hibbett Sports Inc., headquartered in Birmingham, Alabama, operates a chain of full-line athletic sporting goods stores in small to mid-sized markets predominantly in the southeast, mid-Atlantic and midwest. The stores sell athletic footwear, apparel and equipment. The company operates under the names "Hibbett Sports" and "Sports & Co."

ICU Medical, Inc., headquartered in San Clemente, California, develops, manufactures and sells proprietary, disposable medical connection systems for use in intravenous therapy applications.

InterDigital, Inc., headquartered in King of Prussia, Pennsylvania, specializes in the architecture, design and delivery of wireless technology and product platforms.

Jos. A. Bank Clothiers, Inc., headquartered in Hampstead, Maryland, is a retailer and direct marketer (through catalog and Internet) of men's tailored and casual clothing and accessories.

LHC Group Inc., headquartered in Lafayette, Louisiana, through its subsidiaries, provides post-acute healthcare services primarily to Medicare beneficiaries in rural markets in the southern United States.

MasTec, Inc., headquartered in Coral Gables, Florida, provides various services to the providers of telecommunications, broadband, energy services, traffic control, and homeland security systems in North America. The company provides telecommunication customers with networks that carry voice, video, data, and Internet services to their end users.

Neutral Tandem, Inc., headquartered in Chicago, Illinois, provides tandem interconnection services principally to competitive carriers, including wireless, wireline, cable, and broadband telephony companies in the United States.

PetMed Express, Inc., headquartered in Pompano Beach, Florida, doing business as 1-800-PetMeds, delivers prescription and non prescription pet medications and other health products for dogs, cats, and horses in the United States.

Quality Systems, Inc., headquartered in Irvine, California, develops and markets healthcare information systems that automate medical and dental practices, networks of practices such as physician hospital organizations and management service organizations, ambulatory care centers, community health centers and medical and dental schools.

Questcor Pharmaceuticals, Inc., headquartered in Union City, California, focuses on developing and commercializing pharmaceutical drugs primarily in the United States.

Skyworks Solutions, Inc., headquartered in Woburn, Massachusetts, is a wireless semiconductor company focused on radio frequency and complete semiconductor system solutions for mobile communications applications.

Starent Networks Corporation, headquartered in Tewksbury, Massachusetts, provides infrastructure hardware and software products and services that enable mobile operators to deliver multimedia services to their subscribers worldwide.

Stifel Financial Corp., headquartered in St. Louis, Missouri, through its subsidiaries, offers securities-related financial services in the United States and Europe.

SWS Group, Inc., headquartered in Dallas, Texas, provides securities transaction processing to broker/dealers; securities brokerage to individuals and institutions; investment banking services to municipal and corporate clients; fixed income and equity securities trading; and asset management and trust services.

Synaptics Incorporated, headquartered in San Jose, California, is a developer of custom-designed user interface solutions that enable people to interact with a variety of mobile computing and communications devices.

TreeHouse Foods, Inc., headquartered in Westchester, Illinois, processes food and markets its products to grocery stores. The company's products include cheese sauces, non-dairy powdered coffee creamer, pickles, relishes and puddings.

Unisource Energy Corporation, headquartered in Tucson, Arizona, is a holding company for Tucson Electric Power Company, an electric utility, and Millennium Energy Holdings, Inc., which invests in energy-related ventures.

USEC Inc., headquartered in Bethesda, Maryland, a global energy company, is engaged in the production and sale of uranium fuel enrichment services for commercial nuclear power plants.

The Wet Seal, Inc. (Class A), headquartered in Foothill Ranch,
California, is a nationwide specialty retailer of fashionable and contemporary apparel and accessory items designed for consumers with a young, active lifestyle.

World Fuel Services Corporation, headquartered in Miami, Florida, markets marine and aviation fuel services.


           Value Line(R) Diversified Target 40 Strategy Stocks


Aetna Inc., headquartered in Hartford, Connecticut, is a health benefits company whose business operations are conducted in the Healthcare, Group Insurance and Large Case Pensions segments.

Affiliated Computer Services, Inc. (Class A), headquartered in Dallas, Texas, provides a full range of information technology services, including business process outsourcing, technology outsourcing, and professional services to the commercial sector and the federal government.

Alliance Data Systems Corporation, headquartered in Dallas, Texas, provides transaction services, credit services, and marketing services to retail companies in North America. The company focuses on facilitating and managing electronic transactions between clients and their customers through multiple distribution channels, including its in- store, catalog, and the Internet.

Alliant Techsystems Inc., headquartered in Edina, Minnesota, is a leader in the production of solid propulsion rocket motors. The company builds motors for space launch vehicles and is one of the top suppliers of ammunition (which ranges from small-caliber rounds to tank ammunition) to the United States and its allies. The company also makes anti-tank mines, aircraft weapons systems and other high-tech components.

AmerisourceBergen Corporation, headquartered in Chesterbrook,
Pennsylvania, is a wholesale distributor of pharmaceuticals and related healthcare services serving its customers nationwide through drug distribution facilities and three specialty products distribution facilities.

Archer-Daniels-Midland Company, headquartered in Decatur, Illinois, is engaged in the business of procuring, transporting, storing, processing and merchandising agricultural commodities and products such as oil seeds, corn and wheat.

Ball Corporation, headquartered in Broomfield, Colorado, is a manufacturer of metal and plastic packaging, primarily for beverages and foods, and a supplier of aerospace and other technologies and services to commercial customers.

Best Buy Co., Inc., headquartered in Eden Prairie, Minnesota, sells a wide selection of name brand consumer electronics, home office equipment, entertainment software and appliances through retail stores in numerous states.

CMS Energy Corporation, headquartered in Jackson, Michigan, an energy holding company operating through subsidiaries in the United States and in selected markets around the world.

Computer Sciences Corporation, headquartered in El Segundo, California, is a major provider of information technology services to commercial and government markets. The company specializes in management consulting; information systems consulting and integration; and outsourcing.

Darden Restaurants, Inc., headquartered in Orlando, Florida, is a full service restaurant organization operating restaurants under the names "Red Lobster," "The Olive Garden," "Bahama Breeze" and "Smokey Bones BBQ Sports Bar."

DaVita, Inc., headquartered in Torrance, California, is a provider of integrated dialysis services for patients suffering from chronic kidney failure, also known as end-stage renal diseases.

The DIRECTV Group, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Endo Pharmaceuticals Holdings Inc., headquartered in Chadds Ford,
Pennsylvania, is engaged in the research, development, sale and marketing of branded and generic prescription pharmaceuticals used primarily to treat and manage pain.

Express Scripts, Inc., headquartered in Maryland Heights, Missouri, is an independent pharmacy benefit manager and managed care company that provides a broad range of pharmacy benefit and medical information management services, as well as managed vision care programs.

Fluor Corporation, headquartered in Irving, Texas, provides engineering, procurement, construction, operations and maintenance, and project management services worldwide.

FMC Corporation, headquartered in Philadelphia, Pennsylvania, operates as a chemical company, serving the agricultural, industrial, and consumer markets worldwide. The company's agricultural products business segment manufactures and sells proprietary insecticides and herbicides used for the protection of cotton, corn, rice, cereals, vegetables and other crops.

GameStop Corporation (Class A), headquartered in Grapevine, Texas, is a specialty retailer of video game products and personal computer entertainment software in the United States and abroad.

H.J. Heinz Company, headquartered in Pittsburgh, Pennsylvania, manufactures, packages and sells processed food products throughout the world. The company's products include ketchup, sauces/condiments, pet food, seafood products, baby food, soups, lower-calorie products, bakery products, frozen dinners and entrees, and frozen pizza. The company also provides weight control services.

Hewitt Associates, Inc., headquartered in Lincolnshire, Illinois, provides human resource benefits, outsourcing and consulting services primarily in the United States and the United Kingdom.

Humana Inc., headquartered in Louisville, Kentucky, is a health benefits company that offers coordinated health insurance coverage and related services through a variety of traditional and Internet-based plans for employer groups and government-sponsored programs.

International Business Machines Corporation, headquartered in Armonk, New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

ITT Corp., headquartered in White Plains, New York, is a global multi-industry company engaged in the design and manufacture of a range of engineered products and in the provision of related services.

Jacobs Engineering Group Inc., headquartered in Pasadena, California, is a professional services firm focused exclusively on providing a broad range of technical professional services to a large number of industrial, commercial and governmental clients worldwide.

KBR, Inc., headquartered in Houston, Texas, operates as an engineering, construction, and services company supporting energy, petrochemicals, government services, and civil infrastructure industries worldwide.

Kellogg Company, headquartered in Battle Creek, Michigan, is the world's leading producer of ready-to-eat cereal products and has expanded its operations to include other grain-based convenience food products, such as "Pop-Tarts," "Eggo," "Nutri-Grain" and "Rice Krispies Treats." The company also markets "Keebler" food products as well as other private label convenience food products.

The Kroger Co., headquartered in Cincinnati, Ohio, operates in the retail food and convenience stores business in the midwestern and southern United States. The company also manufactures and processes food for sale by its supermarkets.

Lockheed Martin Corporation, headquartered in Bethesda, Maryland, engages in the research, design, development, manufacture and integration of advanced technology products and services ranging from aircraft, spacecraft and launch vehicles to missiles, electronics, information systems and energy management.

PepsiAmericas, Inc., headquartered in Minneapolis, Minnesota, manufactures, distributes and markets a portfolio of beverage products in the United States, Central Europe and the Caribbean.

PetSmart, Inc., headquartered in Phoenix, Arizona, operates superstores and an e-commerce site specializing in pet food, supplies and services.

Rockwell Collins, Inc., headquartered in Cedar Rapids, Iowa, provides aviation electronics, airborne and mobile communications products, and systems for commercial and military applications.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.

Safeway Inc., headquartered in Pleasanton, California, operates a large chain of food and drug stores in the United States and Canada under the names of "Safeway," "Dominick's," "Vons" and "Carr-Gottstein." The company's stores offer a wide selection of food and general merchandise and feature specialty departments such as bakery, delicatessen, floral and pharmacy. The company also has a network of distribution, manufacturing and food-processing facilities and holds an interest in Casa Ley, S.A. de C.V., an operator of food and general merchandise stores in western Mexico.

SAIC, Inc., headquartered in San Diego, California, provides scientific, engineering, systems integration, and technical services and solutions to various branches of the U.S. military, agencies of the U.S. Department of Defense, the intelligence community, the U.S. Department of Homeland Security, other U.S. Government civil agencies, state and local government agencies, foreign governments, and customers in selected commercial markets.

Sunoco, Inc., headquartered in Philadelphia, Pennsylvania, through its subsidiaries, is a petroleum refiner and marketer with interests in coke-making and coal mining. The company's petroleum refining and marketing operations are conducted primarily in the eastern half of the United States.

Tesoro Corporation, headquartered in San Antonio, Texas, and its subsidiaries engage in refining and marketing petroleum products in the United States.

UGI Corporation, headquartered in King of Prussia, Pennsylvania, is a holding company that operates propane distribution, gas and electric utility, energy marketing and related businesses through subsidiaries.

United Technologies Corporation, headquartered in Hartford, Connecticut, makes Pratt & Whitney aircraft jet engines and spare parts; Otis elevators and escalators; Carrier heating, ventilating and air conditioning equipment; automotive products and systems; Sikorsky helicopters; and Hamilton Sundstrand aerospace systems.

UnitedHealth Group Incorporated, headquartered in Minnetonka, Minnesota, is aligned into four businesses which work together to provide customers with an integrated set of health and well-being products and services. These businesses include: Health Care Services; OptumHealth; Ingenix, and Prescription Solutions.

WellPoint, Inc., headquartered in Indianapolis, Indiana, through its subsidiaries, operates as a commercial health benefits company in the United States. The company offers a spectrum of network-based managed care plans to the large and small employer, individual, Medicaid, and senior markets.


                 Value Line(R) Target 25 Strategy Stocks


Advance Auto Parts, Inc., headquartered in Roanoke, Virginia, is a specialty retailer of automotive parts, accessories and maintenance items to do-it-yourself customers in the United States.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Bristol-Myers Squibb Company, headquartered in New York, New York, through divisions and subsidiaries, produces and distributes pharmaceutical and non-prescription health products, toiletries and beauty aids, and medical devices.

Buffalo Wild Wings Inc., headquartered in Minneapolis, Minnesota, is a chain of casual dining restaurants with made-to-order menu items which include New York style chicken wings. The company operates and franchises restaurants in many states.

Cerner Corporation, headquartered in Kansas City, Missouri, designs, develops, markets, installs and supports member/patient-focused clinical and management information systems that are capable of being implemented on an individual, combined or enterprise-wide basis.

Check Point Software Technologies Ltd., headquartered in Ramat-Gan, Israel, develops, sells and supports secure enterprise networking solutions. The company's integrated architecture includes network security ("FireWall-1," "VPN-1," "Open Security Manager" and "Provider-1"), traffic control ("FloodGate-1" and "ConnectControl") and Internet protocol address management ("Meta IP").

Chemed Corporation, headquartered in Cincinnati, Ohio, provides hospice services for patients with severe, life-limiting illnesses through its VITAS Healthcare Corporation subsidiary.

Compass Minerals International, Inc., headquartered in Overland Park, Kansas, is a salt producer in North America and the United Kingdom, and operates nine production facilities.

Computer Programs and Systems, Inc., headquartered in Mobile, Alabama, is a healthcare information technology company that designs, develops, markets, installs and supports computerized information technology systems to meet the demands of small and mid-size hospitals.

Darden Restaurants, Inc., headquartered in Orlando, Florida, is a full service restaurant organization operating restaurants under the names "Red Lobster," "The Olive Garden," "Bahama Breeze" and "Smokey Bones BBQ Sports Bar."

Dollar Tree, Inc., headquartered in Chesapeake, Virginia, operates discount variety stores throughout the United States which offer merchandise at the $1 price point, including housewares, toys, seasonal goods, gifts, food, stationery, health and beauty aids, books, party goods, hardware and other consumer items.

Endo Pharmaceuticals Holdings Inc., headquartered in Chadds Ford,
Pennsylvania, is engaged in the research, development, sale and marketing of branded and generic prescription pharmaceuticals used primarily to treat and manage pain.

Family Dollar Stores, Inc., headquartered in Charlotte, North Carolina, operates a chain of self-service retail discount stores in 39 states and Washington, D.C.

Green Mountain Coffee Roasters, Inc., headquartered in Waterbury,
Vermont, engages in the roasting, distribution, and sale of coffee products primarily in the Northeastern United States.

Hot Topic, Inc., headquartered in City of Industry, California, operates mall-based specialty stores selling music-licensed and music-influenced apparel, accessories and gift items. The company targets young men and women between the ages of 12 to 22 years old.

ITT Educational Services, Inc., headquartered in Indianapolis, Indiana, provides technical post-secondary degree programs which are designed to provide students with the knowledge and skills necessary for entry-level employment in technical positions in a variety of industries. The company operates its technical schools in 27 states.

J & J Snack Foods Corp., headquartered in Pennsauken, New Jersey, manufactures nutritional snack foods and distributes frozen beverages that it markets nationally to the food service and retail supermarket industries.

Jos. A. Bank Clothiers, Inc., headquartered in Hampstead, Maryland, is a retailer and direct marketer (through catalog and Internet) of men's tailored and casual clothing and accessories.

Netflix Inc., headquartered in Los Gatos, California, as an online movie rental subscription service provider in the United States. The company provides its subscribers access to a library of movie, television and other filmed entertainment titles.

OSI Pharmaceuticals, Inc., headquartered in Melville, New York, utilizes a platform of proprietary technologies in order to discover and develop novel, small molecule compounds for the treatment of major human diseases.

Panera Bread Company (Class A), headquartered in Richmond Heights, Missouri, operates a retail bakery-cafe business and franchising business under the concept names "Panera Bread Company" and "Saint Louis Bread Company."

SAIC, Inc., headquartered in San Diego, California, provides scientific, engineering, systems integration, and technical services and solutions to various branches of the U.S. military, agencies of the U.S. Department of Defense, the intelligence community, the U.S. Department of Homeland Security, other U.S. Government civil agencies, state and local government agencies, foreign governments, and customers in selected commercial markets.

Sepracor Inc., headquartered in Marlborough, Massachusetts, researches, develops and commercializes pharmaceutical products dedicated to treating and preventing human disease.


We have obtained the foregoing company descriptions from third-party sources we deem reliable.